UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          July 31, 2008

Date of reporting period:         July 31, 2008


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

                                   (GRAPHICS)

Annual Report
July 31, 2008

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

-    WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

-    WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM)

-    WELLS FARGO ADVANTAGE GROWTH FUND

-    WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

-    WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

-    WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

-    WELLS FARGO ADVANTAGE U.S. VALUE FUND

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
Capital Growth Fund ......................................................     4
Endeavor Select Fund .....................................................    10
Growth Fund ..............................................................    16
Large Cap Growth Fund ....................................................    20
Large Company Core Fund ..................................................    24
Large Company Value Fund .................................................    30
U.S. Value Fund ..........................................................    36
FUND EXPENSES (UNAUDITED) ................................................    40
PORTFOLIO OF INVESTMENTS
Capital Growth Fund ......................................................    43
Endeavor Select Fund .....................................................    48
Growth Fund ..............................................................    52
Large Cap Growth Fund ....................................................    58
Large Company Core Fund ..................................................    64
Large Company Value Fund .................................................    68
U.S. Value Fund ..........................................................    73
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    80
Statements of Operations .................................................    82
Statements of Changes in Net Assets ......................................    84
Financial Highlights .....................................................    92
NOTES TO FINANCIAL STATEMENTS ............................................   100
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   110
OTHER INFORMATION (UNAUDITED) ............................................   111
LIST OF ABBREVIATIONS ....................................................   118

The views expressed are as of July 31, 2008, and are those of the Fund managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 100 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $150 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JULY 31, 2008.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund(2)
Target 2010 Fund(2)
Target 2015 Fund(2)
Target 2020 Fund(2)
Target 2025 Fund(2)
Target 2030 Fund(2)
Target 2035 Fund(2)
Target 2040 Fund(2)
Target 2045 Fund(2)
Target 2050 Fund(2)

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(1) The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

(3) The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE ANNUAL REPORT.

                  2 Wells Fargo Advantage Large Cap Stock Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

  INVESTORS GRAVITATED TOWARD LOWER-RISK INVESTMENTS AS THEY GRAPPLED WITH THE
    HOUSING-RELATED CREDIT CRISIS AND INCREASING SIGNS OF A SLOWING ECONOMY.

  THE ENERGY SECTOR WAS ONE OF THE FEW AREAS TO POST A GAIN DURING THE PERIOD, THOUGH THE SHARP RISE IN OIL PRICES DURING THE FIRST HALF OF 2008 HIT CONSUMERS
                                AT THE GAS PUMPS.

DEAR VALUED SHAREHOLDER,

We are pleased to provide you with this annual report for the Wells Fargo Advantage Large Cap Stock Funds for the 12-month period that ended July 31, 2008. As you review your report, I'd like to call your attention to the portfolio manager's discussion of each Fund. In the beginning of each discussion, you will find "Fund Highlights" that offer you a summary overview of the Fund's performance. You will also find subheads in the discussion that lead you into the economic details of factors that affected Fund performance. At the same time, you will see charts that illustrate the top-ten holdings and sector distribution of the Fund's holdings. Finally, you will be able to read about the manager's outlook for the Fund given current economic conditions. Our goal is to provide you with meaningful information about each of the Funds and to make that information easily accessible to you, our shareholders.

FALLOUT FROM THE HOUSING-RELATED CREDIT CRISIS WEIGHED HEAVILY ON THE ECONOMY.

The economy continued to struggle under the heaviness of slower growth, high energy prices, a continuing correction in the housing market, and tighter lending practices that presented financial challenges to businesses, consumers, and government entities. The stock market trended downward during the period. Investors gravitated toward lower-risk investments as they grappled with the housing-related credit crisis and increasing signs of a slowing economy. Consumers were squeezed by higher prices for energy, transportation, and food. Consumer prices rose at an annual rate of 5.5% for the first half of 2008, compared with an increase of 4.1% for all of 2007. After posting slightly negative growth in the fourth quarter of 2007, the economy regained some of its growth pace in the second half of 2008. Gross Domestic Product (GDP) grew at an annual rate of 0.9% in the first quarter of 2008 and 3.3% in the second quarter.

The Fed responded to weaker economic growth by aggressively cutting the federal funds interest rate. Beginning in September 2007, the Fed cut the federal funds rate seven times for a total reduction of 325 basis points (100 basis points equals 1.00%). The Fed remained on hold after its April 2008 meeting and cited concerns about rising inflation.

GROWTH AND VALUE STOCKS SUFFERED DURING THE PERIOD.

The stock market felt the pressure of the ongoing credit crisis, and investors sought safety in bonds and cash. Financial stocks were especially hit hard as banks and brokerage firms continued to struggle with lower values for mortgage loans and for mortgage-related assets. The continued crisis was highlighted by the failure of IndyMac Bancorp in July 2008, the third-largest bank failure in U.S. history. The energy sector was one of the few areas to post a gain during the period, though the sharp rise in oil prices during the first half of 2008 hit consumers at the gas pumps. The biotechnology sector also gained on takeover activity. Growth stocks, which tended to have attractive valuations during the period, outpaced value stocks, though both categories felt the impact of the sluggish economy.

                  Wells Fargo Advantage Large Cap Stock Funds 3


Letter to Shareholders

MANY VARIABLES ARE AT WORK IN THE MARKET.

Inflation continues to be a potential risk, and the full effect of the struggling subprime mortgage market is still unknown. Fluctuating energy prices and ongoing geopolitical tension continues to put pressure on consumers and businesses alike. Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, WELLS FARGO ADVANTAGE FUNDS represent investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

Thank you for choosing to invest with WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or call us directly at 1-800-222-8222.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                 4 Wells Fargo Advantage Large Cap Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael Harris, CFA
Thomas J. Pence, CFA

FUND INCEPTION

November 3, 1997

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF JULY 31, 2008

CAPITAL GROWTH FUND                                                       1-YEAR
-------------------                                                      -------
Investor Class                                                           (0.68)%
Russell 1000(R) Growth Index(1)                                          (6.29)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.37% AND 1.48%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENTS(2)
(AS OF JULY 31, 2008)

                              (PERFORMANCE GRAPH)

                    WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE
                       CAPITAL GROWTH       CAPITAL GROWTH FUND -   RUSSELL 1000
                       FUND - CLASS A           INVESTOR CLASS      GROWTH INDEX
                    ---------------------   ---------------------   ------------
 7/31/1998                   9424                  10000               10,000
 8/31/1998                   8351                   8861                8,499
 9/30/1998                   8595                   9120                9,152
10/31/1998                   9077                   9632                9,888
11/30/1998                   9603                  10190               10,640
12/31/1998                   9985                  10595               11,599
 1/31/1999                  10434                  11071               12,280
 2/28/1999                  10337                  10969               11,719
 3/31/1999                  10997                  11669               12,336
 4/30/1999                  11528                  12233               12,352
 5/31/1999                  11192                  11876               11,973
 6/30/1999                  11865                  12590               12,811
 7/31/1999                  11794                  12515               12,404
 8/31/1999                  11848                  12572               12,607
 9/30/1999                  11687                  12401               12,342
10/31/1999                  12435                  13195               13,274
11/30/1999                  13184                  13989               13,990
12/31/1999                  15191                  16119               15,445
 1/31/2000                  15327                  16264               14,721
 2/29/2000                  16499                  17508               15,441
 3/31/2000                  16940                  17975               16,546
 4/30/2000                  15987                  16964               15,759
 5/31/2000                  15437                  16380               14,965
 6/30/2000                  16592                  17606               16,099
 7/31/2000                  16033                  17012               15,428
 8/31/2000                  18123                  19230               16,825
 9/30/2000                  17609                  18686               15,233
10/31/2000                  16580                  17593               14,513
11/30/2000                  14501                  15388               12,373
12/31/2000                  15700                  16659               11,982
 1/31/2001                  16276                  17271               12,810
 2/28/2001                  14913                  15824               10,635
 3/31/2001                  14246                  15116                9,478
 4/30/2001                  15289                  16224               10,676
 5/31/2001                  15258                  16190               10,519
 6/30/2001                  14533                  15421               10,276
 7/31/2001                  14299                  15173               10,019
 8/31/2001                  13896                  14746                9,199
 9/30/2001                  12992                  13786                8,281
10/31/2001                  13409                  14228                8,715
11/30/2001                  13975                  14829                9,553
12/31/2001                  14291                  15164                9,535
 1/31/2002                  13980                  14834                9,366
 2/28/2002                  13819                  14663                8,978
 3/31/2002                  14337                  15213                9,288
 4/30/2002                  14067                  14926                8,530
 5/31/2002                  13472                  14296                8,324
 6/30/2002                  12447                  13207                7,554
 7/31/2002                  12012                  12746                7,138
 8/31/2002                  12077                  12815                7,160
 9/30/2002                  11214                  11899                6,417
10/31/2002                  12089                  12828                7,006
11/30/2002                  12527                  13293                7,386
12/31/2002                  11705                  12421                6,876
 1/31/2003                  11409                  12106                6,709
 2/28/2003                  11277                  11966                6,678
 3/31/2003                  11581                  12289                6,803
 4/30/2003                  12461                  13222                7,306
 5/31/2003                  12999                  13793                7,670
 6/30/2003                  13142                  13945                7,776
 7/31/2003                  13493                  14318                7,969
 8/31/2003                  13702                  14540                8,168
 9/30/2003                  13471                  14295                8,080
10/31/2003                  14241                  15111                8,534
11/30/2003                  14339                  15216                8,623
12/31/2003                  14680                  15577                8,922
 1/31/2004                  15043                  15962                9,104
 2/29/2004                  15219                  16149                9,162
 3/31/2004                  15109                  16032                8,992
 4/30/2004                  15010                  15927                8,887
 5/31/2004                  15482                  16428                9,053
 6/30/2004                  15735                  16697                9,166
 7/31/2004                  15021                  15939                8,648
 8/31/2004                  14746                  15647                8,605
 9/30/2004                  15581                  16533                8,687
10/31/2004                  15966                  16941                8,822
11/30/2004                  16768                  17793                9,126
12/31/2004                  17251                  18306                9,484
 1/31/2005                  16559                  17571                9,167
 2/28/2005                  16625                  17641                9,265
 3/31/2005                  16495                  17503                9,096
 4/30/2005                  16099                  17083                8,923
 5/31/2005                  17154                  18203                9,355
 6/30/2005                  17396                  18459                9,320
 7/31/2005                  18166                  19276                9,776
 8/31/2005                  18056                  19159                9,650
 9/30/2005                  18452                  19580                9,694
10/31/2005                  18001                  19101                9,600
11/30/2005                  18815                  19965               10,014
12/31/2005                  18880                  20034                9,983
 1/31/2006                  19457                  20646               10,159
 2/28/2006                  19050                  20214               10,142
 3/31/2006                  19197                  20370               10,292
 4/30/2006                  19355                  20538               10,278
 5/31/2006                  18326                  19446                9,930
 6/30/2006                  18303                  19422                9,891
 7/31/2006                  17874                  18966                9,702
 8/31/2006                  18202                  19314               10,005
 9/30/2006                  18778                  19926               10,280
10/31/2006                  19310                  20490               10,641
11/30/2006                  19807                  21017               10,852
12/31/2006                  19704                  20908               10,889
 1/31/2007                  20284                  21523               11,169
 2/28/2007                  19954                  21173               10,959
 3/31/2007                  20238                  21475               11,018
 4/30/2007                  20829                  22102               11,537
 5/31/2007                  21739                  23067               11,953
 6/30/2007                  21409                  22717               11,775
 7/31/2007                  21193                  22488               11,592
 8/31/2007                  21523                  22838               11,776
 9/30/2007                  22728                  24105               12,270
10/31/2007                  23842                  25275               12,687
11/30/2007                  22955                  24334               12,220
12/31/2007                  23288                  24687               12,176
 1/31/2008                  20676                  21915               11,226
 2/29/2008                  20652                  21877               11,003
 3/31/2008                  20592                  21813               10,936
 4/30/2008                  22330                  23657               11,510
 5/31/2008                  23228                  24611               11,932
 6/30/2008                  21850                  23136               11,073
 7/31/2008                  21095                  22334               10,863

----------
(1) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(2) The chart compares the performance of the WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND Class A and Investor Class shares for the most recent ten years with the Russell 1000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                  Wells Fargo Advantage Large Cap Stock Funds 5


Performance Highlights

                           WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- Strong stock selection in the health care, materials, and consumer discretionary sectors contributed to the Fund's outperformance during the period. Slightly offsetting these strong gains were holdings within the information technology sector and the telecommunications sector.

- Strength was seen in global economic growth, solid U.S. corporate earnings, and merger activity during the period.

- Despite the macroeconomic challenges that we closely monitor, our main mission is to remain faithful to our growth investing principles of bottom-up stock selection and to maintaining a healthy balance between risk and return.

WORRIES ABOUT POTENTIAL DEFAULTS IN THE SUBPRIME MORTGAGE AREA OF THE MARKET EMERGED LAST SUMMER AND HAVE CONTRIBUTED TO MARKET VOLATILITY SINCE THAT TIME.

The negative trend that was set in place during the summer of 2007 continued throughout the 12-month period as investors grew more concerned that the U.S. economy was in a recession. The central issue undermining investor confidence was the credit crisis that has broadened since the summer of 2007. The unrelenting spread of restricted liquidity and write-downs within the financial sector remained a dark cloud over the market. Credit spreads widened during this period and reflected rising investor risk premiums and an unwillingness of financial market participants to lend. The Fed's role in facilitating the purchase of Bear Stearns by JPMorgan Chase was characteristic of the extraordinary nature and intensity of the credit crisis.

However, we saw signs of recovery in the U.S. capital markets, and investors responded favorably to the Fed's actions that sought to ease some of the lending practices that had tightened in the face of reduced liquidity in the credit markets. The renewed optimism did not last, however, because rising oil and other commodity prices began taking money out of investors' pockets. Concerns that the U.S. economic slowdown would spread throughout the global economy combined with the impact of inflation on the industrial and manufacturing areas of the economy became fresh sources of investor unease by the end of the 12-month period. Renewed fears about the stability of the U.S. and global banking systems caused the period to end on a distressing note.

SECTOR DISTRIBUTION(3)
(AS OF JULY 31, 2008)

                                  (PIE CHART)

Consumer Discretionary        (8%)
Consumer Staples              (8%)
Energy                       (14%)
Financials                    (6%)
Health Care                  (12%)
Industrials                  (14%)
Information Technology       (30%)
Materials                     (4%)
Telecommunication Services    (4%)

----------
(3) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                 6 Wells Fargo Advantage Large Cap Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND (CONTINUED)

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF JULY 31, 2008)
Apple Incorporated                            3.59%
Thermo Fisher Scientific Incorporated         3.41%
QUALCOMM Incorporated                         3.27%
Google Incorporated Class A                   3.20%
International Business Machines Corporation   3.18%
CVS Caremark Corporation                      3.17%
First Solar Incorporated                      3.17%
NII Holdings Incorporated                     2.82%
Gilead Sciences Incorporated                  2.79%
Research In Motion Limited                    2.77%

Strong stock selection in the health care, materials, and consumer discretionary sectors contributed to the Fund's overall positive returns for the period. Slightly offsetting these strong gains were holdings within the information technology and telecommunication sectors.

In terms of specific holdings, Thermo Fisher Scientific, which delivers a variety of life science tools and consumable products to pharmaceutical, hospital, environmental, and industrial companies, posted strong gains during the period. Stock selection in the materials sector provided meaningful gains during the period. Positions in companies that benefited from robust global demand and favorable pricing generated outsized gains for the Fund's portfolio. Specific contributors included Potash Corporation of Saskatchewan, the Mosaic Company, and ArcelorMittal SA.

Conversely, holdings within the telecommunications sector offset gains within the Fund. Specifically, our position in NII Holdings detracted from performance. This longtime portfolio holding suffered from negative investor sentiment and technological misconceptions. As always, during these tumultuous periods, we work to sort through the "noise" and stay resolutely focused on fundamentals. In the case of NII Holdings, our initial analytical methodology was validated when the company reported subscriber growth, revenue growth, and market penetration all in excess of expectations. Despite this positive fundamental data, investors punished the stock. We continue to believe that strong fundamentals will ultimately propel future earnings.

THROUGHOUT THE PERIOD, OUR FUNDAMENTAL APPROACH TO RESEARCH LED OUR DECISION-MAKING PROCESS.

We continue to pursue a thorough bottom-up approach to investing, and our fundamental research turns up new ideas that contribute to strong performance. During the year, we added MasterCard because we believed that the company was well positioned to benefit from the continuing secular shift to electronic transaction payments (a trend that has accelerated due to a weakening economy), and has international growth possibilities. Profit margins remain robust, and a recent legal settlement with American Express removed a small overhang on the stock. In addition, we added First Solar, a leading provider and cost producer of thin film solar panels, to the Fund's portfolio. First Solar benefits from government-supported trends toward lower-cost, environmentally conscious power generation and its expected ability to compete (with regard to cost) at "grid parity" with other fossil fuels.

----------
(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund. Equity holdings are subject to change.

                  Wells Fargo Advantage Large Cap Stock Funds 7


Performance Highlights

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND (CONTINUED)

WE HAVE ENTERED A PERIOD, NOT UNLIKE WHAT WE HAVE SEEN IN THE PAST, WHEN MACROECONOMIC CONCERNS TAKE CENTER STAGE.

The uncertainty surrounding the stabilization of housing markets, the pressure of rising prices on global consumer spending, and the repair of the financial system all cast long shadows over our market outlook. While we are steadfast in our bottom-up research approach, we also pay close attention to these macroeconomic developments. On the positive side, such market conditions can sometimes be favorable for stock selection. Companies that show thriving financial results in a bleak market can be a positive sign for investors. In this economic environment, we remain focused on our fundamental research process of "surrounding companies" and emphasizing stocks that have the best fundamental outlook. Additionally, we continue to build portfolios that balance "core" and "developing" growth companies to manage the volatility that we are currently seeing in the equity markets.

                 8 Wells Fargo Advantage Large Cap Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JULY 31, 2008)

                                      Including Sales Charge                Excluding Sales Charge           Expense Ratio
                                ----------------------------------    ----------------------------------    ----------------
CAPITAL GROWTH FUND             6-Months*  1-Year  5-Year  10-Year    6-Months*  1-Year  5-Year  10-Year    Gross(6)  Net(7)
-----------------------------   ---------  ------  ------  -------    ---------  ------  ------  -------    --------  ------
Class A (WFCGX)                   (3.83)   (6.20)   8.06    7.75         2.03    (0.46)   9.35     8.39       1.30     1.25
Class C (WFCCX)                    0.63    (2.18)   8.70    7.79         1.63    (1.18)   8.70     7.79       2.05     2.00
Administrator Class (WFCDX)                                              2.15    (0.24)   9.84     8.64       1.13     0.94
Institutional Class (WWCIX)                                              2.31    (0.02)   9.97     8.70       0.86     0.75
Investor Class (SLGIX)                                                   1.92    (0.68)   9.30     8.37       1.48     1.37
Russell 1000 Growth Index(1)                                            (3.24)   (6.29)   6.39     0.83

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5) Administrator Class shares incepted on June 30, 2003. Performance shown prior to April 11, 2005, for the Administrator Class shares reflects the performance of the Class K shares of the Strong Large Company Growth Fund, the predecessor fund. Institutional Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Institutional Class reflects the performance of the Administrator Class shares of the Strong Large Company Growth Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to June 30, 2003, for the Administrator Class and Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class shares. Class A and Class C shares incepted on July 31, 2007. Performance shown prior to the inception of Class A and Class C reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares and lower than those of the Class C shares.

(6) For Class A, Class C, and Investor Class shares, reflects the gross expense ratio as stated in the June 20, 2008, prospectus. For Administrator Class shares, reflects the gross expense ratio as stated in the December 1, 2007, prospectus. For Institutional Class shares as stated in the April 1, 2008, prospectus.

(7) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 10 Wells Fargo Advantage Large Cap Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael Harris, CFA
Thomas J. Pence, CFA

FUND INCEPTION

December 29, 2000

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF JULY 31, 2008
(EXCLUDING SALES CHARGES)

ENDEAVOR SELECT FUND            1-YEAR
----------------------------   -------
Class A                         0.50%
Russell 1000 Growth Index(1)   (6.29)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE --WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.25% AND 1.32%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENTS(2)
(AS OF JULY 31, 2008)

                              (PERFORMANCE GRAPH)

                        WELLS FARGO ADVANTAGE ENDEAVOR         WELLS FARGO ADVANTAGE ENDEAVOR
                           SELECT FUND - CLASS A                SELECT FUND - ADMINISTRATOR CLASS       RUSSELL 1000 GROWTH INDEX
                        ------------------------------        ---------------------------------         -------------------------
12/31/2000                           9425                                  10000                               10,000
 1/31/2001                          10104                                  10720                               10,691
 2/28/2001                           8445                                   8960                                8,876
 3/31/2001                           7549                                   8010                                7,910
 4/30/2001                           8228                                   8730                                8,910
 5/31/2001                           8341                                   8850                                8,779
 6/30/2001                           8454                                   8970                                8,576
 7/31/2001                           8002                                   8490                                8,362
 8/31/2001                           7418                                   7870                                7,678
 9/30/2001                           6635                                   7040                                6,911
10/31/2001                           6975                                   7400                                7,274
11/30/2001                           7493                                   7950                                7,973
12/31/2001                           7531                                   7990                                7,958
 1/31/2002                           7088                                   7520                                7,817
 2/28/2002                           6607                                   7010                                7,493
 3/31/2002                           7191                                   7630                                7,752
 4/30/2002                           6777                                   7190                                7,119
 5/31/2002                           6654                                   7060                                6,947
 6/30/2002                           6277                                   6660                                6,304
 7/31/2002                           5740                                   6090                                5,958
 8/31/2002                           5787                                   6140                                5,976
 9/30/2002                           5683                                   6030                                5,356
10/31/2002                           6070                                   6440                                5,847
11/30/2002                           6202                                   6580                                6,165
12/31/2002                           5760                                   6111                                5,739
 1/31/2003                           5599                                   5941                                5,599
 2/28/2003                           5580                                   5921                                5,574
 3/31/2003                           5694                                   6041                                5,678
 4/30/2003                           6005                                   6371                                6,097
 5/31/2003                           6354                                   6742                                6,402
 6/30/2003                           6458                                   6852                                6,490
 7/31/2003                           6864                                   7283                                6,651
 8/31/2003                           7223                                   7664                                6,817
 9/30/2003                           7091                                   7524                                6,744
10/31/2003                           7629                                   8095                                7,123
11/30/2003                           7639                                   8105                                7,197
12/31/2003                           7894                                   8375                                7,446
 1/31/2004                           8318                                   8826                                7,598
 2/29/2004                           8337                                   8846                                7,646
 3/31/2004                           8252                                   8756                                7,504
 4/30/2004                           7875                                   8355                                7,417
 5/31/2004                           8300                                   8806                                7,555
 6/30/2004                           8639                                   9166                                7,650
 7/31/2004                           8016                                   8505                                7,217
 8/31/2004                           7790                                   8265                                7,182
 9/30/2004                           8271                                   8776                                7,250
10/31/2004                           8507                                   9026                                7,363
11/30/2004                           8970                                   9517                                7,616
12/31/2004                           9220                                   9782                                7,915
 1/31/2005                           8908                                   9451                                7,651
 2/28/2005                           8888                                   9430                                7,733
 3/31/2005                           8849                                   9389                                7,592
 4/30/2005                           8571                                   9094                                7,447
 5/31/2005                           9210                                   9772                                7,807
 6/30/2005                           9303                                   9881                                7,779
 7/31/2005                           9757                                  10363                                8,159
 8/31/2005                           9777                                  10385                                8,054
 9/30/2005                           10015                                  10626                                8,091
10/31/2005                           9664                                  10264                                8,012
11/30/2005                          10108                                  10735                                8,358
12/31/2005                          10162                                  10803                                8,332
 1/31/2006                          10474                                  11135                                8,478
 2/28/2006                          10224                                  10870                                8,465
 3/31/2006                          10349                                  11002                                8,590
 4/30/2006                          10391                                  11058                                8,578
 5/31/2006                           9881                                  10505                                8,287
 6/30/2006                           9922                                  10560                                8,255
 7/31/2006                           9735                                  10351                                8,098
 8/31/2006                           9870                                  10505                                8,350
 9/30/2006                          10151                                  10815                                8,580
10/31/2006                          10370                                  11046                                8,881
11/30/2006                          10609                                  11301                                9,057
12/31/2006                          10558                                  11246                                9,088
 1/31/2007                          10901                                  11610                                9,322
 2/28/2007                          10683                                  11378                                9,146
 3/31/2007                          10880                                  11599                                9,196
 4/30/2007                          11172                                  11909                                9,629
 5/31/2007                          11599                                  12362                                9,976
 6/30/2007                          11401                                  12163                                9,827
 7/31/2007                          11297                                  12052                                9,675
 8/31/2007                          11443                                  12207                                9,829
 9/30/2007                          12005                                  12814                               10,240
10/31/2007                          12474                                  13323                               10,588
11/30/2007                          12119                                  12936                               10,199
12/31/2007                          12341                                  13182                               10,162
 1/31/2008                          10944                                  11689                                9,369
 2/29/2008                          11081                                  11845                                9,183
 3/31/2008                          10965                                  11722                                9,127
 4/30/2008                          12015                                  12837                                9,606
 5/31/2008                          12593                                  13461                                9,959
 6/30/2008                          11837                                  12658                                9,242
 7/31/2008                          11354                                  12157                                9,066

----------
(1) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(2) The chart compares the performance of the WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND Class A and Administrator Class shares for the life of the Fund with the Russell 1000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                 Wells Fargo Advantage Large Cap Stock Funds 11


Performance Highlights

                          WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- Holdings in the materials, health care, and industrials sectors contributed to the Fund's outperformance. Slightly offsetting these contributors were holdings within the information technology sector and the telecommunications sector.

- Strength was seen in global economic growth, solid U.S. corporate earnings, and merger activity during the period.

- We remain resolutely focused on finding stocks with unique business models and management teams that deliver strong returns on capital.

WORRIES ABOUT POTENTIAL DEFAULTS IN THE SUBPRIME MORTGAGE AREA OF THE MARKET EMERGED LAST SUMMER AND HAVE CONTRIBUTED TO MARKET VOLATILITY SINCE THAT TIME.

The negative trend that was set in place during the summer of 2007 continued throughout the 12-month period as investors grew more concerned that the U.S. economy was in a recession. The central issue undermining investor confidence was the credit crisis that has broadened since the summer of 2007. The unrelenting spread of restricted liquidity and write-downs within the financial sector remained a dark cloud over the market. Credit spreads widened during this period and reflected rising investor risk premiums and an unwillingness of financial market participants to lend. The Fed's role in facilitating the purchase of Bear Stearns by JPMorgan Chase was a hallmark of the period.

However, we saw signs of recovery in the U.S. capital markets, and investors responded favorably to the Fed's actions that sought to ease some of the lending practices that had tightened in the face of reduced liquidity in the credit markets. The renewed optimism did not last, however, because rising oil and other commodity prices began taking money out of investors' pockets. Concerns that the U.S. economic slowdown would spread throughout the global economy combined with the impact of inflation on the industrial and manufacturing areas of the economy became fresh sources of investor unease by the end of the 12-month period. Renewed fears about the stability of the U.S. and global banking systems caused the period to end on a distressing note.

SECTOR DISTRIBUTION(3)
(AS OF JULY 31, 2008)

                                  (PIE CHART)

Consumer Discretionary        (5%)
Consumer Staples              (8%)
Energy                       (17%)
Financials                    (5%)
Health Care                  (11%)
Industrials                  (11%)
Information Technology       (31%)
Materials                     (3%)
Telecommunication Services    (9%)

----------
(3) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                 12 Wells Fargo Advantage Large Cap Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND (CONTINUED)

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF JULY 31, 2008)

NII Holdings Incorporated                     5.01%
Thermo Fisher Scientific Incorporated         4.35%
CVS Caremark Corporation                      3.93%
Apple Incorporated                            3.91%
International Business Machines Corporation   3.74%
Transocean Incorporated                       3.72%
First Solar Incorporated                      3.70%
American Tower Corporation Class A            3.52%
Google Incorporated Class A                   3.51%
Weatherford International Limited             3.33%

Holdings in the materials, health care, and industrials sectors contributed to the Fund's overall positive returns for the period. Slightly offsetting these strong gains were holdings within the information technology sector and the telecommunications sector.

One strong performer during the period was Gilead Sciences. This long-term biotechnology holding continued to post gains because two of its effective therapies for treating HIV infections gained market share.

Another strong holding was Deere, which was an outperformer in the portfolio in recent years. Deere it is at the center of several powerful global forces, such as growing economic affluence and increased demand for food and biofuels. These themes, along with sound capital investments, have propelled very strong earnings growth. However, concerns about a global slowdown and lingering headwinds in its U.S. residential construction business led to us to sell our position during the period.

Offsetting these gains were holdings within the information technology sector. Our core growth holdings in Google and Apple posted strong gains but were not enough to offset weakness in the subsector of semiconductors. These detractors included Intel and Broadcom.

OUR FUNDAMENTAL APPROACH TO RESEARCH LED OUR DECISION-MAKING PROCESS.

We continue to pursue a thorough bottom-up approach to investing, and our fundamental research turns up new ideas that contribute to strong performance. During the period, the Fund's portfolio benefited from an increase in positions from the materials sector. In particular, the Mosaic Company was a strong performer. The company posted excellent results as farmers around the world increased purchases of potash, nitrogen, and phosphate-based fertilizers in order to benefit from record crop prices. As a result of the stock approaching our valuation target, we sold our position during the period. Another positive contributor was Companhia Siderurgica Nacional (CSN). We came across CSN, a Brazilian steelmaker, while we were "surrounding" Deere and learned of the rising costs of steel to build Deere's new Brazilian manufacturing facility. Not only is CSN benefiting from strong steel demand from Brazil and around the world, the company has a unique competitive advantage because CSN is vertically integrated, which allows it to mine its own iron ore. As a result of reaching our valuation target, we also sold CSN during the period.

----------
(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund. Equity holdings are subject to change.

                 Wells Fargo Advantage Large Cap Stock Funds 13


Performance Highlights

                          WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND (CONTINUED)

WE HAVE ENTERED A PERIOD OF TIME, NOT UNLIKE WHAT WE HAVE SEEN IN THE PAST, WHERE MACROECONOMIC CONCERNS TAKE CENTER STAGE.

The uncertainty surrounding the stabilization of housing markets, the pressure of rising prices on global consumer spending, and the repair of the financial system all cast long shadows over our market outlook. While we are steadfast in our bottom-up research approach, we also pay close attention to these macroeconomic developments. On the positive side, such market conditions can sometimes be favorable for stock selection. Companies that show thriving financial results in a bleak market can be a positive sign for investors. In this economic environment, we remain focused on our fundamental research process of "surrounding companies" and emphasizing stocks that have the best fundamental outlook. Additionally, we continue to build portfolios that balance "core" and "developing" growth companies to manage the volatility that we are currently seeing in the equity markets.

                 14 Wells Fargo Advantage Large Cap Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF JULY 31, 2008)

                                      Including Sales Charge                   Excluding Sales Charge            Expense Ratio
                               -------------------------------------   -------------------------------------   -----------------
                                                             Life of                                 Life of
ENDEAVOR SELECT FUND           6-Months*   1-Year   5-Year    Fund     6-Months*   1-Year   5-Year    Fund     Gross(6)   Net(7)
                               ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (STAEX)                  (2.26)     (5.26)   9.30      1.69       3.74      0.50     10.59      2.48       1.32     1.25
   Class B (WECBX)**             (1.65)     (5.15)   9.47      1.73       3.35     (0.15)     9.74      1.73       2.07     2.00
   Class C (WECCX)                2.46      (1.06)   9.74      1.73       3.46     (0.06)     9.74      1.73       2.07     2.00
Administrator Class (WECDX)                                               4.00      0.87     10.79      2.61       1.13     1.00
Institutional Class (WFCIX)                                               4.08      1.06     10.93      2.70       0.87     0.80
Russell 1000 Growth Index(1)                                             (3.24)    (6.29)     6.39     (1.29)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, nondiversification risk, and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5) Administrator Class and Institutional Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class and Institutional Class shares reflects the performance of the Class A shares of the Strong Advisor Select Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. The Class A shares of the predecessor fund incepted on December 29, 2000.

(6) For Class A, Class B, and Class C shares, the ratio reflects the gross expense ratio as stated in the June 20, 2008, prospectus. For Administrator Class shares, the ratio reflects the gross expense ratio, including acquired fund fees and expenses, as stated in the December 1, 2007, prospectus. For Institutional Class shares, the ratio reflects the gross expense ratio, including acquired fund fees and expenses, as stated in the April 1, 2008, prospectus.

(7) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 16 Wells Fargo Advantage Large Cap Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE GROWTH FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Joseph M. Eberhardy, CFA, CPA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA

FUND INCEPTION

December 31, 1993

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF JULY 31, 2008

GROWTH FUND                                                               1-YEAR
-----------                                                              -------
Investor Class                                                           (4.54)%
Russell 3000(R) Growth Index(1)                                          (6.11)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.42% AND 1.51%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENTS(2)
(AS OF JULY 31, 2008)

                              (PERFORMANCE GRAPH)

                                                 WELLS FARGO
                    WELLS FARGO ADVANTAGE      ADVANTAGE GROWTH     RUSSELL 3000
                    GROWTH FUND - CLASS A   FUND - INVESTOR CLASS   GROWTH INDEX
                    ---------------------   ---------------------   ------------
 7/31/1998                 9425                    10000               10,000
 8/31/1998                 7922                     8409                8,433
 9/30/1998                 8423                     8942                9,096
10/31/1998                 8484                     9010                9,807
11/30/1998                 9148                     9716               10,555
12/31/1998                10522                    11178               11,506
 1/31/1999                11216                    11919               12,170
 2/28/1999                10657                    11327               11,573
 3/31/1999                11604                    12337               12,169
 4/30/1999                11624                    12362               12,258
 5/31/1999                11200                    11914               11,910
 6/30/1999                12175                    12953               12,729
 7/31/1999                11765                    12521               12,325
 8/31/1999                11893                    12660               12,478
 9/30/1999                11862                    12630               12,250
10/31/1999                13087                    13938               13,132
11/30/1999                14558                    15509               13,886
12/31/1999                18364                    19568               15,399
 1/31/2000                17906                    19085               14,718
 2/29/2000                23354                    24897               15,638
 3/31/2000                21830                    23278               16,522
 4/30/2000                19267                    20545               15,672
 5/31/2000                18196                    19409               14,843
 6/30/2000                19885                    21214               16,021
 7/31/2000                19565                    20885               15,304
 8/31/2000                21897                    23376               16,704
 9/30/2000                21398                    22855               15,174
10/31/2000                18948                    20243               14,420
11/30/2000                16148                    17258               12,262
12/31/2000                16614                    17762               11,947
 1/31/2001                15807                    16908               12,782
 2/28/2001                13465                    14406               10,642
 3/31/2001                12048                    12889                9,497
 4/30/2001                12941                    13855               10,696
 5/31/2001                12775                    13671               10,568
 6/30/2001                12584                    13467               10,364
 7/31/2001                12048                    12896               10,062
 8/31/2001                11062                    11845                9,252
 9/30/2001                 9663                    10348                8,290
10/31/2001                 9952                    10657                8,747
11/30/2001                10760                    11524                9,581
12/31/2001                10875                    11653                9,602
 1/31/2002                10621                    11383                9,421
 2/28/2002                10009                    10730                9,015
 3/31/2002                10516                    11271                9,358
 4/30/2002                10077                    10803                8,633
 5/31/2002                 9848                    10552                8,402
 6/30/2002                 9236                     9893                7,630
 7/31/2002                 8413                     9017                7,158
 8/31/2002                 8320                     8918                7,178
 9/30/2002                 7862                     8423                6,448
10/31/2002                 8382                     8984                7,022
11/30/2002                 8833                     9471                7,423
12/31/2002                 8128                     8707                6,910
 1/31/2003                 7955                     8529                6,741
 2/28/2003                 7912                     8476                6,701
 3/31/2003                 8060                     8641                6,824
 4/30/2003                 8555                     9168                7,337
 5/31/2003                 9149                     9801                7,733
 6/30/2003                 9310                     9972                7,842
 7/31/2003                 9687                    10387                8,065
 8/31/2003                10120                    10842                8,282
 9/30/2003                 9792                    10500                8,185
10/31/2003                10516                    11271                8,663
11/30/2003                10689                    11455                8,768
12/31/2003                10572                    11330                9,050
 1/31/2004                10825                    11607                9,257
 2/29/2004                10943                    11732                9,310
 3/31/2004                10794                    11574                9,154
 4/30/2004                10553                    11317                9,020
 5/31/2004                10943                    11732                9,189
 6/30/2004                11240                    12055                9,318
 7/31/2004                10411                    11165                8,766
 8/31/2004                10151                    10882                8,711
 9/30/2004                10572                    11337                8,825
10/31/2004                10776                    11554                8,969
11/30/2004                11438                    12266                9,315
12/31/2004                11889                    12754                9,677
 1/31/2005                11401                    12233                9,345
 2/28/2005                11500                    12338                9,447
 3/31/2005                11326                    12147                9,259
 4/30/2005                10776                    11554                9,047
 5/31/2005                11537                    12371                9,501
 6/30/2005                11673                    12516                9,495
 7/31/2005                12273                    13156                9,976
 8/31/2005                12069                    12938                9,847
 9/30/2005                12353                    13241                9,895
10/31/2005                12205                    13077                9,775
11/30/2005                12904                    13828               10,208
12/31/2005                12972                    13901               10,178
 1/31/2006                13875                    14863               10,426
 2/28/2006                13621                    14593               10,406
 3/31/2006                14172                    15179               10,592
 4/30/2006                14444                    15469               10,576
 5/31/2006                13510                    14467               10,180
 6/30/2006                13572                    14527               10,145
 7/31/2006                12650                    13545                9,922
 8/31/2006                12916                    13821               10,230
 9/30/2006                13157                    14078               10,494
10/31/2006                13652                    14606               10,888
11/30/2006                14110                    15094               11,108
12/31/2006                14005                    14975               11,140
 1/31/2007                14555                    15568               11,420
 2/28/2007                14524                    15529               11,220
 3/31/2007                14883                    15911               11,284
 4/30/2007                15390                    16451               11,795
 5/31/2007                16244                    17367               12,229
 6/30/2007                16312                    17433               12,055
 7/31/2007                16306                    17420               11,830
 8/31/2007                16578                    17710               12,027
 9/30/2007                17766                    18976               12,518
10/31/2007                18675                    19945               12,955
11/30/2007                17920                    19140               12,443
12/31/2007                17871                    19081               12,409
 1/31/2008                16021                    17110               11,427
 2/29/2008                15539                    16590               11,187
 3/31/2008                15316                    16352               11,119
 4/30/2008                16294                    17394               11,701
 5/31/2008                16720                    17849               12,148
 6/30/2008                15805                    16860               11,286
 7/31/2008                15588                    16629               11,106

----------
(1) The Russell 3000(R) Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this Index are also members of either the Russell 1000(R) Growth Index or the Russell 2000(R) Growth Index. You cannot invest directly in an Index.

(2) The chart compares the performance of the WELLS FARGO ADVANTAGE GROWTH FUND Class A and Investor Class shares for the most recent ten years with the Russell 3000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                 Wells Fargo Advantage Large Cap Stock Funds 17


Performance Highlights

WELLS FARGO ADVANTAGE GROWTH FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund's performance outpaced its benchmark in a challenging economic environment.

- A continued period of substandard economic growth might cause investors to look for stocks that can sustain revenue and earnings growth in a sluggish economy.

- We strive to find companies that have accelerating revenue growth, expanding operating margins, or robust revenue growth that's sustainable for many years.

THE COLLECTIVE IMPACT OF A SLOWER ECONOMY, DECLINING CORPORATE EARNINGS GROWTH, AND THE LINGERING HOUSING AND MORTGAGE CRISIS CREATED A DIFFICULT ENVIRONMENT FOR STOCKS.

When we review the forces that are responsible for the Fund's performance compared to its benchmark, we expect its performance to be driven by individual stock selection rather than macroeconomic factors. Nuvasive, Mosaic, Flowserve, Monsanto and Icon PLC., were positive contributors to Fund performance during the period. In contrast, NII Holdings, VistaPrint, Cisco Systems, Cognizant, and Harmonic were detractors from Fund performance.

Likewise, industry sector allocations in the Fund were the result of our process for selecting stocks rather than the result of any intention to emulate sector allocations in the Fund's benchmark index. We found that growth had been underestimated in many areas of the market during the period, which created opportunities for building diversified sector and industry holdings. The Fund's underweighted position in financial services was a positive contributor to Fund performance. Conversely, being slightly underweighted in energy stocks was a slight detractor to performance during the period.

The slowing of the economy led to favorable valuations for growth stocks. At the same time, investors sought companies that they felt could sustain growth in a more difficult economic environment. Valuations for large-cap growth stocks were attractive during the period when compared to price-to-earnings ratios for top-growing companies.

SECTOR DISTRIBUTION(3)
(AS OF JULY 31, 2008)

                                  (PIE CHART)

Consumer Discretionary       (11%)
Consumer Staples              (3%)
Energy                        (9%)
Financials                    (4%)
Health Care                  (23%)
Industrials                  (14%)
Information Technology       (28%)
Materials                     (7%)
Telecommunication Services    (1%)

----------
(3) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                 18 Wells Fargo Advantage Large Cap Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE GROWTH FUND (CONTINUED)

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF JULY 31, 2008)

Google Incorporated Class A                                                2.97%
ICON plc ADR                                                               2.49%
St. Jude Medical Incorporated                                              2.45%
VistaPrint Limited                                                         2.38%
Nuvasive Incorporated                                                      2.28%
Hewlett-Packard Company                                                    2.17%
Mettler-Toledo International Incorporated                                  2.16%
Burger King Holdings Incorporated                                          2.06%
Concur Technologies Incorporated                                           2.04%
Priceline.com Incorporated                                                 2.03%

OUR PRIMARY GOAL WHEN WE BUY A STOCK IS TO FIND AN OPPORTUNITY WHERE GROWTH IS BEING UNDERESTIMATED BY THE MARKET.

Typically, we find opportunities when companies exhibit one or more of the following attributes: accelerating revenue growth, expanding operating margins, or robust revenue growth that is sustainable for multiple years.

We believe that Nuvasive, a leading provider of products used in treating spine disorders, is a good example of a company where growth was underestimated. The company's products are used for minimally invasive spine treatments. Based on our research, the market has underestimated the products' acceptance in the marketplace. In addition, we surmised that the market had underestimated both the increased penetration of Nuvasive's products, and the robustness and sustainability of its international launch. This has led us to continually revise upward our growth expectations for the company.

We sell stocks when we believe that the market is no longer underestimating a company's potential for growth. Our discipline is to sell a stock when we see signs that the growth profile is deteriorating. For example, we sold Biomarin, a biotechnology company that focuses on genetic disorders, when we began to question growth expectations for one of its key growth products, Kuvan. When we owned the company, we expected the launch of Kuvan to continually beat expectations. However, after extensive analysis of physician surveys, we became concerned about the robustness and sustainability of Kuvan results, and sold the position. As a testament to our process, the company later reported results that were below our earlier expectations.

THE CURRENT ECONOMIC SLOWDOWN MIGHT CAUSE INVESTORS TO LOOK FOR STOCKS THAT CAN SUSTAIN REVENUE AND EARNINGS GROWTH IN A SLUGGISH ECONOMY. We believe that high energy prices, less availability of credit, and a significant slowdown in the housing market has put stress on the U.S. consumer and, as a result, may cause the economy to continue to grow at a below-trend rate in the coming year. At the same time, we are hopeful that this economic situation may prove to be positive for growth stocks that can grow in the face of these strong economic headwinds.

We will continue to look for growth stocks that we believe have the potential for sustaining a high level of growth and for exceeding consensus expectations. Our discipline is to find companies that have accelerating fundamentals while being very sensitive to when a company falters or deviates from our original investment thesis.

----------
(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund. Equity holdings are subject to change.

                 Wells Fargo Advantage Large Cap Stock Funds 19


Performance Highlights

                                   WELLS FARGO ADVANTAGE GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JULY 31, 2008)

                                        Including Sales Charge           Excluding Sales Charge           Expense Ratio
                                 ----------------------------------  ----------------------------------  ---------------
GROWTH FUND                      6-Months*  1-Year  5-Year  10-Year  6-Months*  1-Year  5-Year  10-Year  Gross(6)  Net(7)
-----------                      ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (SGRAX)                    (8.30)   (9.90)   8.68     4.54      (2.70)  (4.40)    9.98   5.16      1.34     1.30
Class C (WGFCX)                    (4.11)   (6.15)   9.17     4.31      (3.11)  (5.15)    9.17   4.31      2.09     2.05
Administrator Class (SGRKX)                                             (2.57)  (4.08)   10.44   5.58      1.16     0.96
Institutional Class (SGRNX)                                             (2.49)  (3.93)   10.55   5.79      0.89     0.80
Investor Class (SGROX)                                                  (2.81)  (4.54)    9.87   5.22      1.51     1.42
Russell 3000(R) Growth Index(1)                                         (2.80)  (6.11)    6.61   1.06

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Funds' Web site -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

(5) Class A shares incepted on February 24, 2000. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Class C shares incepted on December 26, 2002. Performance shown for the Class A shares from February 24, 2000 through June 20, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to February 24, 2000, for the Class A shares, reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses. Administrator Class shares incepted on August 30, 2002. Performance shown prior to April 11, 2005, for the Administrator Class shares reflects the performance of the Class K shares of the Strong Growth Fund, the predecessor fund. Institutional Class shares incepted on February 24, 2000. Performance shown prior to April 11, 2005, for the Institutional Class shares reflects the performance of the Institutional Class shares of the Strong Growth Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class and Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class shares.

(6) For Class A, Class C, and Investor Class shares, the ratio shown reflects the gross expense ratio as stated in the June 20, 2008, prospectus. For Administrator Class shares, the ratio shown reflects the gross expense ratio as stated in the December 1, 2007, prospectus. For Institutional Class shares, the ratio shown reflects the gross expense ratio as stated in the April 1, 2008, prospectus.

(7) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                 20 Wells Fargo Advantage Large Cap Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Joseph M. Eberhardy, CFA, CPA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA

FUND INCEPTION

December 30, 1981

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF JULY 31, 2008

LARGE CAP GROWTH FUND          1-YEAR
---------------------          ------
Investor Class                 (2.06)%
Russell 1000 Growth Index(1)   (6.29)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Funds' Web site - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge. Net and gross expense ratios for Investor Class shares are 1.19% and 1.48%, respectively. The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown.

GROWTH OF $10,000 INVESTMENTS(2)
(AS OF JULY 31, 2008)

                              (PERFORMANCE GRAPH)

               WELLS FARGO
                ADVANTAGE
                LARGE CAP
              GROWTH FUND -   RUSSELL 1000
             INVESTOR CLASS   GROWTH INDEX
             --------------   ------------
 7/31/1998        10000          10,000
 8/31/1998         8636           8,499
 9/30/1998         9247           9,152
10/31/1998         9432           9,888
11/30/1998         9976          10,640
12/31/1998        11299          11,599
 1/31/1999        12167          12,280
 2/28/1999        11633          11,719
 3/31/1999        12551          12,336
 4/30/1999        12790          12,352
 5/31/1999        12233          11,973
 6/30/1999        13068          12,811
 7/31/1999        12783          12,404
 8/31/1999        12777          12,607
 9/30/1999        12692          12,342
10/31/1999        13606          13,274
11/30/1999        14569          13,990
12/31/1999        18049          15,445
 1/31/2000        16758          14,721
 2/29/2000        20199          15,441
 3/31/2000        20004          16,546
 4/30/2000        18092          15,759
 5/31/2000        16785          14,965
 6/30/2000        18218          16,099
 7/31/2000        17862          15,428
 8/31/2000        20100          16,825
 9/30/2000        19375          15,233
10/31/2000        17432          14,513
11/30/2000        15256          12,373
12/31/2000        15630          11,982
 1/31/2001        14690          12,810
 2/28/2001        12447          10,635
 3/31/2001        11485           9,478
 4/30/2001        12227          10,676
 5/31/2001        12056          10,519
 6/30/2001        11746          10,276
 7/31/2001        11364          10,019
 8/31/2001        10501           9,199
 9/30/2001         9597           8,281
10/31/2001         9696           8,715
11/30/2001        10645           9,553
12/31/2001        10586           9,535
 1/31/2002        10425           9,366
 2/28/2002         9930           8,978
 3/31/2002        10213           9,288
 4/30/2002         9575           8,530
 5/31/2002         9283           8,324
 6/30/2002         8613           7,554
 7/31/2002         7867           7,138
 8/31/2002         7835           7,160
 9/30/2002         7161           6,417
10/31/2002         7736           7,006
11/30/2002         8190           7,386
12/31/2002         7422           6,876
 1/31/2003         7318           6,709
 2/28/2003         7314           6,678
 3/31/2003         7417           6,803
 4/30/2003         7907           7,306
 5/31/2003         8460           7,670
 6/30/2003         8433           7,776
 7/31/2003         8644           7,969
 8/31/2003         8833           8,168
 9/30/2003         8635           8,080
10/31/2003         9202           8,534
11/30/2003         9269           8,623
12/31/2003         9413           8,922
 1/31/2004         9539           9,104
 2/29/2004         9620           9,162
 3/31/2004         9467           8,992
 4/30/2004         9206           8,887
 5/31/2004         9490           9,053
 6/30/2004         9728           9,166
 7/31/2004         9107           8,648
 8/31/2004         9040           8,605
 9/30/2004         9422           8,687
10/31/2004         9552           8,822
11/30/2004         9980           9,126
12/31/2004        10227           9,484
 1/31/2005         9782           9,167
 2/28/2005         9858           9,265
 3/31/2005         9728           9,096
 4/30/2005         9494           8,923
 5/31/2005        10083           9,355
 6/30/2005        10119           9,320
 7/31/2005        10595           9,776
 8/31/2005        10425           9,650
 9/30/2005        10555           9,694
10/31/2005        10492           9,600
11/30/2005        10959          10,014
12/31/2005        11031           9,983
 1/31/2006        11494          10,159
 2/28/2006        11270          10,142
 3/31/2006        11333          10,292
 4/30/2006        11423          10,278
 5/31/2006        10726           9,930
 6/30/2006        10748           9,891
 7/31/2006        10420           9,702
 8/31/2006        10568          10,005
 9/30/2006        10856          10,280
10/31/2006        11189          10,641
11/30/2006        11463          10,852
12/31/2006        11458          10,889
 1/31/2007        11796          11,169
 2/28/2007        11521          10,959
 3/31/2007        11584          11,018
 4/30/2007        11877          11,537
 5/31/2007        12317          11,953
 6/30/2007        12254          11,775
 7/31/2007        12218          11,592
 8/31/2007        12555          11,776
 9/30/2007        13436          12,270
10/31/2007        13841          12,687
11/30/2007        13418          12,220
12/31/2007        13535          12,176
 1/31/2008        12232          11,226
 2/29/2008        12088          11,003
 3/31/2008        12007          10,936
 4/30/2008        12681          11,510
 5/31/2008        13104          11,932
 6/30/2008        12281          11,073
 7/31/2008        11966          10,863

----------
(1) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(2) The chart compares the performance of the Wells Fargo Advantage Large Cap Growth Fund Investor Class shares for the most recent ten years with the Russell 1000 Growth Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

                 Wells Fargo Advantage Large Cap Stock Funds 21


Performance Highlights

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund's strong performance outpaced its benchmark in a challenging economic environment.

- We found that growth had been underestimated in many areas of the market during the period, which created opportunities for building diversified sector and industry holdings.

- A continued period of substandard economic growth might cause investors to look for stocks that can sustain revenue and earnings growth in a sluggish economy.

THE COLLECTIVE IMPACT OF A SLOWER ECONOMY, DECLINING CORPORATE EARNINGS GROWTH, AND THE LINGERING HOUSING AND MORTGAGE CRISIS CREATED A DIFFICULT ENVIRONMENT FOR STOCKS.

When we review the forces that are responsible for the Fund's performance compared to its benchmark, we expect its performance to be driven by individual stock selection rather than macroeconomic factors. Mosaic, Monsanto, Gilead Sciences, Research in Motion, and Qualcomm were positive contributors to Fund performance during the period. In contrast, NII Holdings, Cisco Systems, Cognizant, Hologix, and Shire Pharmaceuticals were detractors from Fund performance.

Likewise, industry sector allocations in the Fund were the result of our process for selecting stocks rather than the result of any intention to emulate sector allocations in the Fund's benchmark. The Fund's underweighted position in credit-sensitive financial stocks and consumer discretionary stocks, and an overweight in materials and processing, were positive contributors to Fund performance. Conversely, being slightly underweighted in energy stocks was a slight detractor to performance during the period.

The slowing of the economy led to favorable valuations for growth stocks. At the same time, investors sought companies that they felt could sustain growth in a more difficult economic environment. Valuations for large-cap growth stocks were attractive during the period when compared to price-to-earnings ratios for top-growing companies.

SECTOR DISTRIBUTION(3)
(AS OF JULY 31, 2008)

                                   (PIE CHART)

Consumer Discretionary        (6%)
Consumer Staples              (9%)
Energy                        (9%)
Financials                    (6%)
Health Care                  (18%)
Industrials                  (12%)
Information Technology       (28%)
Materials                    (10%)
Telecommunication Services    (2%)

----------
(3) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                 22 Wells Fargo Advantage Large Cap Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND (CONTINUED)

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF JULY 31, 2008)

Google Incorporated Class A         3.29%
Wal-Mart Stores Incorporated        2.95%
Hewlett-Packard Company             2.81%
Monsanto Company                    2.67%
St. Jude Medical Incorporated       2.55%
QUALCOMM Incorporated               2.54%
Apple Incorporated                  2.39%
Baxter International Incorporated   2.28%
Charles Schwab Corporation          2.25%
Apache Corporation                  2.21%

OUR PRIMARY GOAL WHEN WE BUY A STOCK IS TO FIND AN OPPORTUNITY WHERE GROWTH IS BEING UNDERESTIMATED BY THE MARKET.

Typically, we find opportunities when companies exhibit one or more of the following attributes: accelerating revenue growth, expanding operating margins, or robust revenue growth that is sustainable for multiple years.

Monsanto, a manufacturer of crop seeds, primarily corn and soy, and crop-protection products, is a good example of a company that defines our process. The market underestimated the robustness and sustainability of the growth rate in both the seeds and crop-protection business. Based on our analysis of industry characteristics and in-depth research of Monsanto's fundamental profile, we believed that growth expectations would need to be continually revised upward. Driven by pricing power, increased adoption of genetically modified seeds, and a robust pipeline of new products, growth exceeded market expectations and validated our thesis.

We sell stocks when we believe that the market is no longer underestimating a company's potential for growth. Our discipline is to sell a stock when we see signs that the growth profile is deteriorating. For example, we sold Wynn Resorts Ltd., which was a long-time holding in the Fund, because we noticed a dramatic decline in Las Vegas gaming. Consequently, we believed that there would be considerable risk to Wynn's earnings growth prospects for 2008.

THE CURRENT ECONOMIC SLOWDOWN MIGHT CAUSE INVESTORS TO LOOK FOR STOCKS THAT CAN SUSTAIN REVENUE AND EARNINGS GROWTH IN A SLUGGISH ECONOMY.

We believe that high energy prices, less availability of credit, and a significant slowdown in the housing market has put stress on the U.S. consumer and, as a result, may cause the economy to continue to grow at a below-trend rate in the coming year. At the same time, we are hopeful that this economic situation may prove to be positive for stocks that can grow in the face of these strong economic headwinds.

We will continue to look for growth stocks that we believe have the potential for sustaining a high level of growth and for exceeding consensus expectations. Our discipline is to find companies that have accelerating fundamentals while being very sensitive to when a company falters or deviates from our original investment thesis.

----------
(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund. Equity holdings are subject to change.

                 Wells Fargo Advantage Large Cap Stock Funds 23


Performance Highlights

                         WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JULY 31, 2008)

                                                                         Expense Ratio
                                                                       ----------------
LARGE CAP GROWTH FUND          6-Months*   1-Year   5-Year   10-Year   Gross(5)   Net(6)
---------------------          ---------   ------   ------   -------   --------   ------
Investor Class (STRFX)           (2.17)    (2.06)    6.72      1.81      1.48      1.19
Russell 1000 Growth Index(1)     (3.24)    (6.29)    6.39      0.83

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5) Reflects the gross expense ratio as stated in the June 20, 2008, prospectus.

(6) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                 24 Wells Fargo Advantage Large Cap Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND (the Fund) seeks total return comprised of long-term capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Matrix Asset Advisors, Inc.

PORTFOLIO MANAGER

David A. Katz, CFA

FUND INCEPTION

December 29, 1995

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF JULY 31, 2008

LARGE COMPANY CORE FUND   1-YEAR
-----------------------   ------
Investor Class            (12.60)%
S&P 500 Index(1)          (11.09)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.31% AND 1.48%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENTS(2)
(AS OF JULY 31, 2008)

                              (PERFORMANCE GRAPH)

                                 WELLS FARGO
               WELLS FARGO     ADVANTAGE LARGE
             ADVANTAGE LARGE     COMPANY CORE
               COMPANY CORE    FUND - INVESTOR   S&P 500
              FUND - CLASS A        CLASS         INDEX
             ---------------   ---------------   -------
 7/31/1998         9427             10000         10,000
 8/31/1998         7933              8417          8,556
 9/30/1998         8456              8973          9,104
10/31/1998         9012              9566          9,844
11/30/1998         9583             10174         10,440
12/31/1998        10424             11069         11,041
 1/31/1999        10941             11620         11,503
 2/28/1999        10593             11253         11,145
 3/31/1999        11144             11840         11,591
 4/30/1999        11391             12106         12,040
 5/31/1999        11033             11728         11,756
 6/30/1999        11766             12509         12,408
 7/31/1999        11504             12233         12,021
 8/31/1999        11449             12177         11,962
 9/30/1999        11375             12101         11,634
10/31/1999        12126             12903         12,370
11/30/1999        12647             13459         12,621
12/31/1999        13751             14637         13,364
 1/31/2000        13104             13952         12,693
 2/29/2000        13995             14903         12,453
 3/31/2000        14864             15828         13,670
 4/30/2000        14096             15010         13,259
 5/31/2000        13452             14330         12,988
 6/30/2000        13808             14713         13,308
 7/31/2000        13543             14437         13,100
 8/31/2000        14710             15685         13,914
 9/30/2000        14158             15092         13,179
10/31/2000        13582             14488         13,123
11/30/2000        12170             12980         12,089
12/31/2000        12312             13136         12,149
 1/31/2001        12185             13001         12,579
 2/28/2001        10746             11469         11,433
 3/31/2001        10119             10801         10,709
 4/30/2001        10916             11650         11,541
 5/31/2001        10941             11676         11,618
 6/30/2001        10610             11334         11,336
 7/31/2001        10445             11158         11,224
 8/31/2001         9696             10361         10,522
 9/30/2001         8947              9563          9,672
10/31/2001         9112              9739          9,857
11/30/2001         9832             10511         10,613
12/31/2001         9822             10501         10,706
 1/31/2002         9667             10335         10,550
 2/28/2002         9516             10174         10,346
 3/31/2002         9840             10513         10,735
 4/30/2002         9270              9902         10,085
 5/31/2002         9139              9762         10,011
 6/30/2002         8559              9145          9,298
 7/31/2002         7951              8493          8,573
 8/31/2002         7946              8488          8,630
 9/30/2002         7200              7685          7,693
10/31/2002         7810              8338          8,369
11/30/2002         8219              8773          8,861
12/31/2002         7694              8208          8,341
 1/31/2003         7523              8027          8,123
 2/28/2003         7387              7882          8,001
 3/31/2003         7461              7960          8,077
 4/30/2003         8012              8550          8,743
 5/31/2003         8359              8913          9,203
 6/30/2003         8453              9020          9,321
 7/31/2003         8604              9180          9,485
 8/31/2003         8761              9346          9,670
 9/30/2003         8596              9171          9,568
10/31/2003         9124              9731         10,109
11/30/2003         9178              9788         10,197
12/31/2003         9573             10214         10,732
 1/31/2004         9691             10339         10,929
 2/29/2004         9803             10458         11,081
 3/31/2004         9659             10304         10,913
 4/30/2004         9449             10075         10,742
 5/31/2004         9620             10262         10,890
 6/30/2004         9806             10465         11,101
 7/31/2004         9429             10060         10,734
 8/31/2004         9449             10075         10,777
 9/30/2004         9608             10249         10,894
10/31/2004         9716             10363         11,060
11/30/2004        10196             10877         11,507
12/31/2004        10420             11121         11,899
 1/31/2005        10076             10756         11,609
 2/28/2005        10273             10965         11,853
 3/31/2005         9998             10668         11,643
 4/30/2005         9785             10443         11,422
 5/31/2005        10012             10683         11,786
 6/30/2005         9843             10505         11,802
 7/31/2005        10197             10876         12,241
 8/31/2005         9941             10604         12,130
 9/30/2005         9945             10607         12,228
10/31/2005         9758             10403         12,024
11/30/2005        10187             10864         12,479
12/31/2005        10244             10920         12,484
 1/31/2006        10472             11160         12,814
 2/28/2006        10422             11108         12,849
 3/31/2006        10419             11100         13,009
 4/30/2006        10567             11258         13,184
 5/31/2006        10241             10907         12,805
 6/30/2006        10029             10683         12,822
 7/31/2006        10059             10709         12,901
 8/31/2006        10292             10956         13,207
 9/30/2006        10806             11505         13,547
10/31/2006        11351             12083         13,988
11/30/2006        11545             12288         14,254
12/31/2006        11840             12600         14,454
 1/31/2007        11974             12742         14,672
 2/28/2007        11642             12385         14,385
 3/31/2007        11848             12603         14,546
 4/30/2007        12783             13597         15,190
 5/31/2007        13156             13992         15,720
 6/30/2007        13072             13902         15,460
 7/31/2007        12474             13265         14,980
 8/31/2007        12634             13433         15,205
 9/30/2007        12814             13618         15,773
10/31/2007        12849             13655         16,024
11/30/2007        12210             12974         15,354
12/31/2007        12129             12882         15,248
 1/31/2008        11684             12412         14,333
 2/29/2008        11264             11964         13,868
 3/31/2008        11220             11918         13,808
 4/30/2008        11816             12547         14,480
 5/31/2008        12012             12748         14,668
 6/30/2008        10983             11657         13,431
 7/31/2008        10923             11594         13,318

----------
(1) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(2) The chart compares the performance of the WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND CLASS A and Investor Class shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                 Wells Fargo Advantage Large Cap Stock Funds 25


Performance Highlights

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- Following a strong prior year, the Fund was adversely impacted by the aftermath of the housing decline, reflected most dramatically in the travails of the major financial institutions. This adversity negatively affected the Fund's relative performance in 2007. While financial institutions continued to post declines in 2008, successful stock selection in the other areas of the Fund's portfolio, enabled the Fund to outperform the S&P 500 Index during 2008. The overall result was a modest underperformance for the entire 12-month period.

- Holdings in financials were the strongest detractors from Fund performance, followed by holdings in the consumer discretionary and industrial sectors. Health care was the strongest contributor to overall positive performance for the Fund, and energy holdings also helped performance.

- Our strategy during the period was opportunistic because we believed that market weakness was fertile ground for identifying leading businesses and for buying them at compelling prices.

INVESTOR FEARS RELATED TO DECLINES IN THE U.S. HOUSING MARKET, DEFAULTS ON SUB-PRIME MORTGAGES, AND ANXIETY ABOUT RISING PRICES AT THE GAS PUMPS AND IN THE GROCERY STORE NEGATIVELY IMPACTED THE STOCK MARKET DURING THE PERIOD. The Fund's holdings in the financial sector were the primary detractors from Fund performance. Holdings in American International Group (AIG), Citigroup, and Merrill Lynch were the leaders in poor performance.

Also weak were the Fund's holdings in the consumer discretionary and industrial sectors. Comcast, Office Depot, and Time Warner led the decline in consumer discretionary, while General Electric, 3M Company, and Monster Worldwide led the negative performance in industrials.

On the positive side, health care was the strongest contributor to overall performance for the Fund, led by Amgen, Covidien, Johnson & Johnson, and Teva Pharmaceutical Industries (ADR). Thanks to high oil prices, the Fund's energy holdings, led by Devon Energy, also had strong positive performance. In technology, we were able to buy and sell Taiwan Semiconductor and Yahoo!, both at a profit, during the period.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF JULY 31, 2008)

Dell Incorporated                    4.47%
ConocoPhillips                       4.11%
Wal-Mart Stores Incorporated         4.07%
Covidien Limited                     3.94%
Comcast Corporation Class A          3.93%
Tyco International Limited           3.91%
Chevron Corporation                  3.81%
Time Warner Incorporated             3.79%
McGraw-Hill Companies Incorporated   3.68%
Devon Energy Corporation             3.60%

----------
(3) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund. Equity holdings are subject to change.

                 26 Wells Fargo Advantage Large Cap Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (CONTINUED)

SECTOR DISTRIBUTION(4)
(AS OF JULY 31, 2008)

                                   (PIE CHART)

Consumer Discretionary   (13%)
Consumer Staples          (7%)
Energy                   (13%)
Financials               (16%)
Health Care               (9%)
Industrials              (13%)
Information Technology   (25%)
Unassigned                (4%)

WE USED MARKET WEAKNESS AS AN OPPORTUNITY TO BUY STRONG BUSINESSES THAT BECAME COMPELLINGLY PRICED DURING THE PERIOD.

We elected to own more stocks than the Fund typically holds in its portfolio, both as a form of additional risk control and in light of numerous compelling opportunities. We sold stocks that fared well in absolute terms or that had performed better than comparable companies with more attractive prices.

We bought new positions in American Express, Carnival Cruise Lines, eBay, the McGraw-Hill Companies, Monster Worldwide, Novellus Systems (a reinstated position after a prior profitable sale), Office Depot, Omnicom Group, Taiwan Semiconductor (which was successfully sold six months thereafter),Valero Energy, Walgreen, and Yahoo! (which was purchased just prior to an acquisition offer by Microsoft and successfully sold soon thereafter). They were all leaders in their respective industries and traded at attractive valuations; we believe that these holdings are poised for significant gains as the economic picture improves.

During the second quarter of 2008, the Fund reinstated a position in Yahoo! following the failure of Microsoft's acquisition offer. Also during the second quarter, the Fund scaled back its position in Pfizer to initiate new positions in Amgen and Bristol Myers. We determined that Amgen and Bristol Myers offered a more compelling risk-reward opportunity given the trend toward consolidation that we are seeing in the pharmaceutical industry. We subsequently sold Amgen for a healthy profit.

We also sold Exxon Mobil and Teva Pharmaceutical Industries (ADR) for profit. In addition, we sold Johnson & Johnson and Symantec for a modest profit because we wanted to raise cash for stocks that we believed were good buys with the potential for appreciation.

We sold the Fund's positions in Boston Scientific and H&R Block at a loss because the companies' fundamentals continued to deteriorate. We also sold Gap and Progressive for small losses, again because we wanted to purchase stocks that we had identified as solid opportunities that we think will benefit from future appreciation.

----------
(4) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                 Wells Fargo Advantage Large Cap Stock Funds 27


Performance Highlights

                       WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (CONTINUED)

OUR POSITION IS THAT THE BALANCE OF THE CALENDAR YEAR WILL FIND THE STOCK MARKET IN POSITIVE TERRITORY AND WE WOULD NOT BE SURPRISED IF THE MARKET RECORDED A NET GAIN FOR 2008.

We believe that the economic slowing (which might in retrospect be described as a recession) will abate by the beginning of 2009. Consequently, we also believe that the stock market may rally later in 2008 in anticipation of a recovery in early 2009. From our perspective, the recent increases in commodity prices were unjustified and unsustainable. As consumers continue to reduce their consumption, we believe that prices will return to more moderate levels. We also see the possibility that financial stocks will recover with even a slight improvement in market sentiment. In our opinion, recovery in the financial sector would contribute measurably to overall market performance and to Fund performance for the remainder of 2008.

We believe that the mega-cap sector offers many highly attractive opportunities based on the continued success of these businesses and their compelling stock prices. We believe that the sell-off in financials interrupted the nascent recovery of mega-cap stocks, but we also think that the mega-cap companies are positioned to be strong contributors if the market rallies as we expect it will toward the end of 2008. We believe that we have positioned the Fund to take advantage of a potential market recovery, and that the Fund has the possibility of outperforming in the second half of 2008.

                 28 Wells Fargo Advantage Large Cap Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF JULY 31, 2008)

                                      Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                              -------------------------------------   -------------------------------------   -----------------
                              6-Months*   1-Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year   Gross(6)   Net(7)
                              ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (SGNAX)                (11.91)    (17.48)   3.66      0.89      (6.52)    (12.44)   4.89      1.48      1.31      1.14
Class B (SGNBX)**              (11.84)    (18.11)   3.84      1.00      (6.84)    (13.07)   4.19      1.00      2.06      1.89
Class C (SGNCX)                 (7.84)    (14.11)   4.19      0.85      (6.84)    (13.07)   4.19      0.85      2.06      1.89
Administrator Class (SGIKX)                                             (6.45)    (12.31)   5.15      1.74      1.17      0.95
Institutional Class (SGNIX)                                             (6.29)    (12.06)   5.46      2.04      0.91      0.66
Investor Class (SGRIX)                                                  (6.60)    (12.60)   4.78      1.49      1.48      1.31
S&P 500 Index(1)                                                        (7.08)    (11.09)   7.02      2.90

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5) Class A shares incepted on February 29, 2000. Class B and Class C shares incepted on July 18, 2008. Prior to July 18, 2008, the Fund was named the Growth and Income Fund. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class
     A. Performance shown for Class A shares from February 29, 2000, through December 31, 2007, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown for Class A shares prior to February 29, 2000, reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of Class B and Class C shares reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses. Administrator Class shares incepted on December 31, 2001. Performance shown prior to April 11, 2005, for the Administrator Class shares reflects the performance of the Class K shares of the Strong Growth and Income Fund, the predecessor fund. Institutional Class shares incepted on February 29, 2000. Performance shown prior to April 11, 2005, for the Institutional Class shares reflects the performance of the Institutional Class shares of the Strong Growth and Income Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class and Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class shares.

(6) For Class A, Class B, Class C, and Investor Class shares, the ratio shown reflects the gross expense ratio as stated in the June 20, 2008, prospectus. For Administrator Class shares, the ratio shown reflects the gross expense ratio as stated in the supplement dated July 25, 2008, to the December 1, 2007, prospectus. For Institutional Class shares, the ratio shown reflects the gross expense ratio as stated in the April 1, 2008, prospectus.

(7) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 30 Wells Fargo Advantage Large Cap Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Phocas Financial Corporation
(Wells Capital Management Incorporated prior to March 21, 2008)

PORTFOLIO MANAGER

Stephen L. Block, CFA William F.K. Schaff, CFA (Jennifer C. Newell, CFA, prior to March 21, 2008)

FUND INCEPTION

July 1, 1993

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF JULY 31, 2008

LARGE COMPANY VALUE FUND       1-YEAR
------------------------      -------
Investor Class                 (7.84)%
Russell 1000 Value Index(1)   (15.15)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.37% AND 1.46%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENTS(2)
(AS OF JULY 31, 2008)

                              (PERFORMANCE GRAPH)

                                 WELLS FARGO
               WELLS FARGO     ADVANTAGE LARGE
             ADVANTAGE LARGE    COMPANY VALUE
              COMPANY VALUE    FUND - INVESTOR   Russell 1000
             FUND - CLASS A         CLASS         Value Index
             ---------------   ---------------   ------------
 7/31/1998           9425            10000           10,000
 8/31/1998           9198             9761            8,512
 9/30/1998          10099            10719            9,000
10/31/1998          10254            10885            9,698
11/30/1998          10510            11159           10,149
12/31/1998          11006            11687           10,495
 1/31/1999          10618            11277           10,579
 2/28/1999          10308            10950           10,429
 3/31/1999          10231            10869           10,645
 4/30/1999          11269            11974           11,639
 5/31/1999          11465            12184           11,511
 6/30/1999          11638            12371           11,846
 7/31/1999          11603            12335           11,499
 8/31/1999          11396            12117           11,072
 9/30/1999          11265            11980           10,685
10/31/1999          11443            12171           11,300
11/30/1999          11275            11994           11,212
12/31/1999          11048            11755           11,266
 1/31/2000          11264            11987           10,898
 2/29/2000          10265            10926           10,089
 3/31/2000          11440            12179           11,320
 4/30/2000          11815            12580           11,188
 5/31/2000          12138            12925           11,306
 6/30/2000          11616            12372           10,789
 7/31/2000          11781            12550           10,924
 8/31/2000          12597            13421           11,532
 9/30/2000          13459            14341           11,638
10/31/2000          13175            14041           11,924
11/30/2000          13096            13960           11,481
12/31/2000          14039            14967           12,056
 1/31/2001          13202            14077           12,103
 2/28/2001          13344            14231           11,766
 3/31/2001          13371            14262           11,350
 4/30/2001          14305            15261           11,907
 5/31/2001          14205            15157           12,174
 6/30/2001          13471            14376           11,904
 7/31/2001          13258            14151           11,879
 8/31/2001          13061            13944           11,403
 9/30/2001          12603            13456           10,601
10/31/2001          12560            13413           10,509
11/30/2001          12240            13073           11,120
12/31/2001          12443            13291           11,382
 1/31/2002          12310            13151           11,295
 2/28/2002          12333            13177           11,313
 3/31/2002          12830            13708           11,848
 4/30/2002          12254            13093           11,442
 5/31/2002          12263            13102           11,499
 6/30/2002          11602            12396           10,839
 7/31/2002          10749            11485            9,831
 8/31/2002          10808            11548            9,905
 9/30/2002           9568            10223            8,804
10/31/2002           9971            10654            9,456
11/30/2002          10265            10967           10,052
12/31/2002           9980            10664            9,615
 1/31/2003           9694            10358            9,383
 2/28/2003           9450            10097            9,132
 3/31/2003           9536            10189            9,148
 4/30/2003          10314            11020            9,953
 5/31/2003          10821            11562           10,595
 6/30/2003          10962            11713           10,728
 7/31/2003          11073            11831           10,888
 8/31/2003          11047            11803           11,057
 9/30/2003          10904            11651           10,949
10/31/2003          11585            12378           11,619
11/30/2003          11687            12487           11,777
12/31/2003          12425            13276           12,503
 1/31/2004          12519            13376           12,723
 2/29/2004          12707            13577           12,996
 3/31/2004          12572            13432           12,882
 4/30/2004          12307            13149           12,567
 5/31/2004          12443            13295           12,695
 6/30/2004          12690            13559           12,995
 7/31/2004          12493            13348           12,812
 8/31/2004          12690            13559           12,994
 9/30/2004          12892            13775           13,196
10/31/2004          13253            14161           13,415
11/30/2004          13916            14868           14,093
12/31/2004          14170            15140           14,565
 1/31/2005          14231            15205           14,307
 2/28/2005          14827            15843           14,781
 3/31/2005          14604            15603           14,578
 4/30/2005          14388            15373           14,317
 5/31/2005          14613            15614           14,662
 6/30/2005          14698            15704           14,822
 7/31/2005          15150            16187           15,250
 8/31/2005          15105            16139           15,185
 9/30/2005          15259            16304           15,397
10/31/2005          14987            16013           15,006
11/30/2005          15386            16440           15,497
12/31/2005          15429            16485           15,592
 1/31/2006          15725            16801           16,196
 2/28/2006          15706            16781           16,295
 3/31/2006          15872            16958           16,516
 4/30/2006          16427            17552           16,936
 5/31/2006          15929            17020           16,508
 6/30/2006          15947            17039           16,614
 7/31/2006          16341            17460           17,017
 8/31/2006          16649            17789           17,302
 9/30/2006          16990            18153           17,647
10/31/2006          17406            18598           18,225
11/30/2006          17638            18846           18,641
12/31/2006          18167            19411           19,059
 1/31/2007          18178            19422           19,303
 2/28/2007          17804            19023           19,002
 3/31/2007          17999            19231           19,296
 4/30/2007          18696            19976           20,010
 5/31/2007          19290            20611           20,733
 6/30/2007          18887            20180           20,248
 7/31/2007          18145            19387           19,312
 8/31/2007          18438            19700           19,528
 9/30/2007          19218            20534           20,198
10/31/2007          19407            20735           20,200
11/30/2007          18672            19950           19,213
12/31/2007          18675            19954           19,026
 1/31/2008          17736            18951           18,263
 2/29/2008          17159            18334           17,498
 3/31/2008          17236            18416           17,367
 4/30/2008          17987            19217           18,213
 5/31/2008          18149            19387           18,183
 6/30/2008          16593            17720           16,443
 7/31/2008          16721            17866           16,384

----------
(1) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

(2) The chart compares the performance of the WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND Class A and Investor Class shares for the most recent ten years with the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                 Wells Fargo Advantage Large Cap Stock Funds 31


Performance Highlights

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- In November 2007, the WELLS FARGO ADVANTAGE FUNDS Board of Trustees voted unanimously to change the name of the WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND to the WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND. At the same time, the Board voted to change the investment objective and strategy of the Fund.

- Previously, the Fund had invested in the large-cap value sector of the markets, but with a particular focus on dividend yield and dividend-paying stocks.

- Shareholders approved the name change, investment objective, and strategy on March 14, 2008. Phocas Financial Corporation ("Phocas") became the new manager of the Fund on March 21, 2008.

- In managing the WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND, Phocas invests in a diversified portfolio of 50 to 80 stocks with the goal of outperforming the Russell 1000 Value Index. The firm's portfolio construction uses quantitative analysis to narrow the universe of potential investments and then relies on proprietary financial models, such as discounted cash flow analysis, to aid in the final stock selection process.

THE LARGE-CAP EQUITY MARKET EXPERIENCED A BROAD-BASED DECLINE IN RESPONSE TO A SLUMPING HOUSING MARKET, RISING DEFAULT RATES IN THE SUB-PRIME MORTGAGE MARKET, ESCALATING OIL AND COMMODITY PRICES, AND A GENERAL SLOWDOWN IN THE ECONOMY.

Energy, utilities, and consumer staples posted positive returns during the first eight months of the period, and the largest declines were seen in the financials, consumer discretionary, information technology, and telecommunication sectors. Contributors to the Fund's outperformance during this eight-month period included stock selection in financials, consumer discretionary, and information technology, while stock selection in energy and health care were detractors.

Even though the information technology sector slumped during the first eight months of the reporting period, the Fund substantially outperformed its benchmark in this sector. The outperformance was achieved by avoiding the troubled chip and equipment manufacturers industry, which included such companies as Sandisk (down 60%) and Motorola (down 43%), and by owning IBM, Hewlett Packard, Dell, Microsoft, and Intel.

During the last four months of the 12-month period, nearly all of the outperformance since we (at Phocas) began managing the Fund was due to security selection rather than from over- or underweighting economic sectors. Our investment philosophy at Phocas is that strong performance can be achieved by picking the best stocks within each economic sector. This philosophy is in contrast to those who attempt to invest in the economic sector that they think

                 32 Wells Fargo Advantage Large Cap Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND (CONTINUED)

will be the best performer. In our opinion, attempting to pick the best-performing sectors is an inconsistent and unrewarding approach to investing.

Our holdings in financials were the strongest contributors to the Fund's outperformance since we began managing it. As the insurance industry struggled, we invested in Marsh & McLennan (MMC), a turnaround story in insurance consulting. MMC was the Fund's best performer in the financials sector. Commercial banks also did well for the Fund since we began managing it in late March 2008. Our largest banking position UnionBanCal, a very strong California-based bank, avoided many of the challenges that the banking sector faced during the period. Overall, the Fund avoided the worst-performing companies in financials, such as Bear Stearns, Lehman Brothers, and Fannie Mae, which benefited performance.

We also added to the Fund's performance through our selections in information technology during the later four months of the period, thanks to strong gains from Dell and Alliance Data Services (ADS). Dell had fallen on hard times in recent years, but the company is working on developing stronger product offerings and increasing profitability. ADS was due to be acquired, but the suitor backed out and caused the stock to decline. We picked up ADS near its $50 bottom, and it rallied to $64 at the Fund's July 31 closing date for this reporting period.

Energy added to the Fund's relative performance during the later four months of the period. While we maintained an equal weighting in the sector compared to the benchmark, the Fund had more exposure to those companies directly impacted by rising oil prices. Examples include Nabors, BJ Services, and Pride International. These companies did much better than the benchmark-heavy Exxon and Chevron.

SECTOR DISTRIBUTION(3)
(AS OF JULY 31, 2008)

                                  (PIE CHART)

Consumer Discretionary        (8%)
Consumer Staples              (8%)
Energy                       (14%)
Financials                   (30%)
Health Care                  (10%)
Industrials                   (9%)
Information Technology        (5%)
Materials                     (4%)
Telecommunication Services    (5%)
Utilities                     (7%)

Consumer discretionary added to the Fund's relative performance. We shunned consumer retail stocks but owned McGraw-Hill, a turnaround story in financials ratings services, and we also owned McDonald's throughout the 12-month period, which gave the Fund solid returns as cost-conscious diners gravitated toward less-expensive restaurants.

The biggest detractors from Fund performance since we began managing it in March 2008 were consumer staples, industrials, and utilities. ConAgra and Campbell Soup faced higher input costs that haven't yet been passed along to consumers, which resulted in lower profit margins for them. Industrials had exposure to Northrop, Honeywell, and Rockwell, all of which were pressured by weak demand from

----------
(3) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                 Wells Fargo Advantage Large Cap Stock Funds 33


Performance Highlights

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND (CONTINUED)

commercial aerospace. Other detractors included the Fund's lack of exposure to railroads, which were strong performers during the period, and weak performance by Duke Energy drove the weaker-than-benchmark performance in the utilities sector.

AS PART OF THE CHANGE IN MANAGEMENT OF THE FUND, WE REPOSITIONED THE PORTFOLIO TO REDUCE RELIANCE ON INCOME-PRODUCING EQUITIES AND INVESTED IN SEVERAL SECURITIES THAT WE BELIEVED WERE SIGNIFICANTLY UNDERVALUED.

We also made changes to bring the Fund's economic sector allocation more in line with that of the benchmark. Finally, we ended the period with the Fund's portfolio being slightly more concentrated, in that we reduced the number of holdings in the Fund from 77 to 65.

WE BELIEVE THAT THE U.S. ECONOMY WILL BE WEAK FOR SOME TIME TO COME.

We also understand that this opinion is widely held among investors. Consequently, we believe many stocks can be bought for reasonable prices, which is a situation that we have not seen for some time. We expect that energy prices will continue to fall in a slowing economy and that eventually banks may see a reduction in failed loans. Informed investors tend to anticipate economic turns, and the markets often rally long before the general population acknowledges that the economy has improved. As we start to see signs of improvement, we will strive to position the portfolio to take advantage of any potential rise in the market.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF JULY 31, 2008)

Exxon Mobil Corporation    4.25%
General Electric Company   4.01%
ConocoPhillips             3.95%
UnionBanCal Corporation    3.14%
Citigroup Incorporated     2.85%
Duke Energy Corporation    2.66%
Johnson & Johnson          2.50%
JPMorgan Chase & Company   2.50%
Pfizer Incorporated        2.49%
CIGNA Corporation          2.29%

----------
(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund. Equity holdings are subject to change.

                 34 Wells Fargo Advantage Large Cap Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF JULY 31, 2008)

                                      Including Sales Charge               Excluding Sales Charge           Expense Ratio
                               -----------------------------------   -----------------------------------   ----------------
LARGE COMPANY VALUE FUND       6-Months*  1-Year   5-Year  10-Year   6-Months*  1-Year   5-Year  10-Year   Gross(6)  Net(7)
------------------------       ---------  -------  ------  -------   ---------  -------  ------  -------   --------  ------
Class A (WLCAX)                 (11.10)   (13.10)   7.32     5.28      (5.66)    (7.79)   8.61     5.91      1.36     1.25
Class C (WFLVX)                  (6.99)    (9.40)   7.93     5.20      (5.99)    (8.40)   7.93     5.20      2.11     2.00
Administrator Class (WWIDX)                                            (5.56)    (7.48)   9.02     6.26      1.19     0.96
Institutional Class (WLCIX)                                            (5.56)    (7.69)   8.63     5.99      0.93     0.75
Investor Class (SDVIX)                                                 (5.72)    (7.84)   8.59     5.98      1.46     1.37
Russell 1000 Value Index (1)                                          (10.29)   (15.15)   8.52     5.06

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5) Prior to March 21, 2008, the Wells Fargo Advantage Large Company Value Fund was named the Wells Fargo Advantage Dividend Income Fund, and was operated by a different subadviser, and had different investment objectives and strategies. Accordingly, the performance figures prior to March 21, 2008 do not reflect the Fund's current investment objective and strategies or the current subadviser's performance. Class A and Class C shares incepted on March 31, 2008. Administrator Class shares incepted on December 31, 2001. Performance shown prior to April 11, 2005, for the Administrator Class shares reflects the performance of the Class K shares of the Strong Dividend Income Fund, the predecessor fund. Institutional Class shares incepted on March 31, 2008. Performance shown prior to the inception of the Class A, Class C, Administrator Class, and Institutional Class shares reflects the performance of the Investor Class, and includes expenses that are not applicable to and higher than those of the Class A, Administrator Class, and Institutional Class shares and lower than those of the Class C shares. Performance shown prior to April 11, 2005, for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Dividend Income Fund.

(6) For Class A, Class C, and Investor Class shares, the ratio shown reflects the gross expense ratio as stated in the June 20, 2008, prospectus. For Administrator Class shares, the ratio shown reflects the gross expense ratio as stated in the December 1, 2007, prospectus. For Institutional Class shares, the ratio shown reflects the gross expense ratio as stated in the April 1, 2008, prospectus.

(7) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 36 Wells Fargo Advantage Large Cap Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE U.S. VALUE FUND

INVESTMENT OBJECTIVE

The Wells Fargo Advantage U.S. Value Fund (the Fund) seeks total return with an emphasis on long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Robert J. Costomiris, CFA

FUND INCEPTION

December 29, 1995

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN (%) (AS OF JULY 31, 2008)

U.S. VALUE FUND                           1-YEAR
---------------                          -------
Investor Class                           (18.17)%
Russell 1000 Value Index(1)              (15.15)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Funds' Web site -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge. Net and gross expense ratios for Investor Class shares are 1.32% and 1.51%, respectively. The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown.

GROWTH OF $10,000 INVESTMENTS(2)
(AS OF JULY 31, 2008)

                              (PERFORMANCE GRAPH)

             WELLS FARGO ADVANTAGE U.S.   WELLS FARGO ADVANTAGE U.S.    RUSSELL 1000
                VALUE FUND - CLASS A      VALUE FUND - INVESTOR CLASS    VALUE INDEX
             --------------------------   ---------------------------   ------------
 7/31/1998               9424                        10000                 10,000
 8/31/1998               8024                         8517                  8,512
 9/30/1998               8400                         8919                  9,000
10/31/1998               9005                         9564                  9,698
11/30/1998               9478                        10070                 10,149
12/31/1998              10073                        10704                 10,495
 1/31/1999              10201                        10844                 10,579
 2/28/1999              10099                        10738                 10,429
 3/31/1999              10336                        10994                 10,645
 4/30/1999              10637                        11317                 11,639
 5/31/1999              10325                        10988                 11,511
 6/30/1999              10835                        11534                 11,846
 7/31/1999              10501                        11183                 11,499
 8/31/1999              10163                        10826                 11,072
 9/30/1999              10028                        10685                 10,685
10/31/1999              10773                        11483                 11,300
11/30/1999              10880                        11600                 11,212
12/31/1999              11547                        12315                 11,266
 1/31/2000              11030                        11767                 10,898
 2/29/2000              10834                        11562                 10,089
 3/31/2000              11793                        12589                 11,320
 4/30/2000              11448                        12224                 11,188
 5/31/2000              11290                        12058                 11,306
 6/30/2000              11317                        12092                 10,789
 7/31/2000              11202                        11972                 10,924
 8/31/2000              11824                        12640                 11,532
 9/30/2000              11561                        12364                 11,638
10/31/2000              11563                        12369                 11,924
11/30/2000              10929                        11694                 11,481
12/31/2000              11306                        12101                 12,056
 1/31/2001              11327                        12124                 12,103
 2/28/2001              10659                        11415                 11,766
 3/31/2001              10239                        10967                 11,350
 4/30/2001              10880                        11653                 11,907
 5/31/2001              11017                        11805                 12,174
 6/30/2001              10611                        11390                 11,904
 7/31/2001              10469                        11243                 11,879
 8/31/2001               9943                        10685                 11,403
 9/30/2001               9313                        10009                 10,601
10/31/2001               9225                         9927                 10,509
11/30/2001               9762                        10509                 11,120
12/31/2001               9930                        10683                 11,382
 1/31/2002               9869                        10605                 11,295
 2/28/2002               9791                        10516                 11,313
 3/31/2002              10317                        11076                 11,848
 4/30/2002               9841                        10560                 11,442
 5/31/2002               9835                        10547                 11,499
 6/30/2002               9353                        10025                 10,839
 7/31/2002               8528                         9141                  9,831
 8/31/2002               8588                         9199                  9,905
 9/30/2002               7676                         8212                  8,804
10/31/2002               8270                         8844                  9,456
11/30/2002               8755                         9367                 10,052
12/31/2002               8307                         8882                  9,615
 1/31/2003               8046                         8604                  9,383
 2/28/2003               7802                         8339                  9,132
 3/31/2003               7832                         8363                  9,148
 4/30/2003               8551                         9134                  9,953
 5/31/2003               9087                         9703                 10,595
 6/30/2003               9274                         9904                 10,728
 7/31/2003               9470                        10105                 10,888
 8/31/2003               9690                        10338                 11,057
 9/30/2003               9596                        10239                 10,949
10/31/2003              10031                        10707                 11,619
11/30/2003              10202                        10882                 11,777
12/31/2003              10839                        11568                 12,503
 1/31/2004              11017                        11763                 12,723
 2/29/2004              11257                        12017                 12,996
 3/31/2004              11134                        11887                 12,882
 4/30/2004              11029                        11777                 12,567
 5/31/2004              11054                        11803                 12,695
 6/30/2004              11330                        12096                 12,995
 7/31/2004              11102                        11854                 12,812
 8/31/2004              11274                        12037                 12,994
 9/30/2004              11425                        12196                 13,196
10/31/2004              11537                        12321                 13,415
11/30/2004              12006                        12819                 14,093
12/31/2004              12366                        13199                 14,565
 1/31/2005              12179                        13009                 14,307
 2/28/2005              12552                        13404                 14,781
 3/31/2005              12305                        13135                 14,578
 4/30/2005              12021                        12834                 14,317
 5/31/2005              12313                        13143                 14,662
 6/30/2005              12266                        13093                 14,822
 7/31/2005              12660                        13518                 15,250
 8/31/2005              12558                        13395                 15,185
 9/30/2005              12629                        13475                 15,397
10/31/2005              12248                        13064                 15,006
11/30/2005              12568                        13403                 15,497
12/31/2005              12589                        13431                 15,592
 1/31/2006              12947                        13808                 16,196
 2/28/2006              12931                        13792                 16,295
 3/31/2006              13080                        13948                 16,516
 4/30/2006              13353                        14236                 16,936
 5/31/2006              13205                        14079                 16,508
 6/30/2006              13167                        14046                 16,614
 7/31/2006              13355                        14244                 17,017
 8/31/2006              13753                        14664                 17,302
 9/30/2006              14042                        14967                 17,647
10/31/2006              14434                        15389                 18,225
11/30/2006              14724                        15695                 18,641
12/31/2006              14976                        15966                 19,059
 1/31/2007              15033                        16026                 19,303
 2/28/2007              14612                        15574                 19,002
 3/31/2007              14806                        15775                 19,296
 4/30/2007              15365                        16373                 20,010
 5/31/2007              15803                        16843                 20,733
 6/30/2007              15765                        16801                 20,248
 7/31/2007              15229                        16227                 19,312
 8/31/2007              15424                        16432                 19,528
 9/30/2007              15823                        16859                 20,198
10/31/2007              15415                        16420                 20,200
11/30/2007              14582                        15534                 19,213
12/31/2007              14285                        15219                 19,026
 1/31/2008              13638                        14529                 18,263
 2/29/2008              13182                        14039                 17,498
 3/31/2008              13071                        13921                 17,367
 4/30/2008              13592                        14479                 18,213
 5/31/2008              13635                        14524                 18,183
 6/30/2008              12407                        13211                 16,443
 7/31/2008              12471                        13278                 16,384

----------
(1) Russell 1000 Value Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(2) The chart compares the performance of the Wells Fargo Advantage U.S. Value Fund Class A and Investor Class shares for the most recent ten years with the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                 Wells Fargo Advantage Large Cap Stock Funds 37


Performance Highlights

WELLS FARGO ADVANTAGE U.S. VALUE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The lack of exposure to energy stocks during a period of strong commodity price escalation, as well as an underweight in safe-haven utilities, caused the Fund to lag behind its benchmark for the 12-month period.

- We look for select opportunities to invest in high-quality companies at undervalued prices during times of market volatility.

- Our disciplined investment and risk management processes help us avoid chasing the more volatile and cyclical stocks.

WE MAINTAINED OUR UNDERWEIGHT IN ENERGY AND UTILITY STOCKS.

The Fund's underperformance was largely the result of underweight positions in energy and utility companies. The energy sector was the best-performing area of the market, largely supported by oil prices that nearly doubled during the 12 months. Utility stocks continued their five-year advance as investors sought a safe haven from falling interest rates and desired the stability of government-regulated utilities. On a positive note, the move to defensive stocks with stable cash flows worked in our favor as an overweight in consumer staples benefited performance. Examples of stocks held included Kraft Foods, Coca-Cola, the Wm. Wrigley Jr. Company (Wrigley), and Anheuser-Busch, with the latter two receiving takeover bids at prices well above our cost basis. The Fund benefited from its financial sector underweight as banks and mortgage lenders announced losses from asset write-downs amid the widely publicized housing crisis and related credit concerns.

Good stock selection helped performance within the technology and health care sectors. A recent position in Yahoo! benefited from the presence of activist shareholders, and Electronic Data Systems appreciated after receiving a premium buyout offer from Hewlett-Packard. Within health care, medical device makers Zimmer Holdings and St. Jude Medical rose on higher-than-expected earnings. We also purchased pharmaceutical company Schering-Plough after controversial clinical trial results caused temporary negative market sentiment. Poor selection in industrial stocks General Electric and US Airways hurt performance.

SECTOR DISTRIBUTION(3)
(AS OF JULY 31, 2008)

                                  (PIE CHART)

Consumer Discretionary       (11%)
Consumer Staples             (16%)
Energy                       (11%)
Financials                   (21%)
Health Care                   (6%)
Industrials                  (11%)
Information Technology       (12%)
Materials                     (4%)
Telecommunication Services    (4%)
Unassigned                    (2%)
Utilities                     (2%)

----------
(3) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

                 38 Wells Fargo Advantage Large Cap Stock Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE U.S. VALUE FUND (CONTINUED)

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF JULY 31, 2008)

General Electric Company           6.65%
Kraft Foods Incorporated Class A   4.74%
The Coca-Cola Company              4.36%
Exxon Mobil Corporation            3.75%
Pfizer Incorporated                3.29%
Chevron Corporation                3.12%
The Progressive Corporation        2.65%
Intel Corporation                  2.46%
Bank of America Corporation        2.34%
Total SA ADR                       2.31%

WE TOOK ADVANTAGE OF SELECT OPPORTUNITIES.

Consistent with our goal to find undervalued companies, we selectively decreased our underweight (increased our weight) in the financial sector with purchases of American Express and Janus Capital Group. In addition, retail stocks have been shunned as a result of investors' concern with slowing consumer spending. We have taken advantage of what we believe to be a temporary concern and bought established industry leaders such as Walgreen, Target, and Staples.

The energy patch has seen prolonged appreciation over the last several years, and it has become increasingly difficult to find investment opportunities that meet our value criteria and offer a favorable reward-to-risk ratio. However, a temporary dislocation in the energy sector provided the opportunity to buy Hess, an integrated oil and gas company.

WE BELIEVE THAT OUR DISCIPLINED INVESTMENT AND RISK MANAGEMENT PROCESSES ARE WELL SUITED FOR THE CHALLENGES OF TODAY'S MARKET.

As we enter the second half of 2008, the Fund is overweight consumer staples and technology stocks. We continue to underweight financial stocks while actively searching for attractive opportunities amid the continued credit and banking concerns. We remain cautious on energy and utility stocks after several years of outperformance. We will continue to seek companies with solid assets, manageable debt, and credible management teams. We will work to buy the stocks of these companies at attractive prices, often when they are temporarily out of favor with the market. We believe that our disciplined investment and risk management processes are well suited for the current market environment.

----------
(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund. Equity holdings are subject to change.

                 Wells Fargo Advantage Large Cap Stock Funds 39


Performance Highlights

WELLS FARGO ADVANTAGE U.S. VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JULY 31, 2008)

                                      Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                              -------------------------------------   -------------------------------------   -----------------
U.S. VALUE FUND               6-Months*   1-Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year   Gross(6)   Net(7)
---------------               ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (WFUAX)                (13.78)    (22.80)   4.41      2.23      (8.55)    (18.11)   5.66      2.84      1.34      1.25
Class B (WFUBX)**              (13.93)    (23.70)   4.53      2.27      (8.93)    (18.70)   4.86      2.27      2.09      2.00
Class C (WFUCX)                 (9.90)    (19.70)   4.85      2.12      (8.90)    (18.70)   4.85      2.12      2.09      2.00
Administrator Class (SEQKX)                                             (8.45)    (17.88)   6.00      3.22      1.20      0.96
Investor Class (SEQIX)                                                  (8.61)    (18.17)   5.61      2.88      1.51      1.32
Russell 1000 Value Index(1)                                            (10.29)    (15.15)   8.52      5.06

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to new investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5) Class A, Class B and Class C shares incepted on November 30, 2000. Performance shown prior to the inception of Class A, Class B and Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Administrator Class shares incepted on December 31, 2001. Performance shown prior to April 11, 2005, for the Administrator Class shares reflects the performance of the Class K shares of the Strong Advisor U.S. Value Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class Z shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

(6) For Class A, Class B, Class C, and Investor Class shares, the ratio shown reflects the gross expense ratio as stated in the June 20, 2008, prospectus. For Administrator Class shares, the ratio shown reflects the gross expense ratio as stated in the December 1, 2007, prospectus.

(7) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                 40 Wells Fargo Advantage Large Cap Stock Funds


                                                       Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value   Paid During     Net Annual
                                                02-01-2008      07-31-2008     Period(1)    Expense Ratio
                                              -------------   -------------   -----------   -------------
WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND
CLASS A
   Actual                                       $1,000.00       $1,020.30        $ 6.28         1.25%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,018.65        $ 6.27         1.25%
CLASS C
   Actual                                       $1,000.00       $1,016.30        $10.03         2.00%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,014.92        $10.02         2.00%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,021.50        $ 4.72         0.94%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.19        $ 4.72         0.94%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,023.10        $ 3.77         0.75%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.13        $ 3.77         0.75%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,019.20        $ 6.98         1.39%
   Hypothetical (5% return before expenses)     $1,000.00       $1,017.95        $ 6.97         1.39%
WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND
CLASS A
   Actual                                       $1,000.00       $1,037.40        $ 6.33         1.25%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.65        $ 6.27         1.25%

                 Wells Fargo Advantage Large Cap Stock Funds 41


Fund Expenses (Unaudited)

                                                              Beginning         Ending        Expenses
                                                            Account Value   Account Value   Paid During     Net Annual
                                                              02-01-2008      07-31-2008     Period(1)    Expense Ratio
                                                            -------------   -------------   -----------   -------------
WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND (continued)
CLASS B
   Actual                                                     $1,000.00       $1,033.50        $10.11          2.00%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,014.92        $10.02          2.00%
CLASS C
   Actual                                                     $1,000.00       $1,034.60        $10.12          2.00%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,014.92        $10.02          2.00%
ADMINISTRATOR CLASS
   Actual                                                     $1,000.00       $1,040.00        $ 5.07          1.00%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,019.89        $ 5.02          1.00%
INSTITUTIONAL CLASS
   Actual                                                     $1,000.00       $1,040.80        $ 4.06          0.80%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,020.89        $ 4.02          0.80%
WELLS FARGO ADVANTAGE GROWTH FUND
CLASS A
   Actual                                                     $1,000.00       $  973.00        $ 6.38          1.30%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,018.40        $ 6.52          1.30%
CLASS C
   Actual                                                     $1,000.00       $  968.90        $10.04          2.05%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,014.67        $10.27          2.05%
ADMINISTRATOR CLASS
   Actual                                                     $1,000.00       $  974.30        $ 4.71          0.96%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,020.09        $ 4.82          0.96%
INSTITUTIONAL CLASS
   Actual                                                     $1,000.00       $  975.10        $ 3.93          0.80%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,020.89        $ 4.02          0.80%
INVESTOR CLASS
   Actual                                                     $1,000.00       $  971.90        $ 7.06          1.44%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,017.70        $ 7.22          1.44%
WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND
INVESTOR CLASS
   Actual                                                     $1,000.00       $  978.30        $ 5.85          1.19%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,018.95        $ 5.97          1.19%
WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
CLASS A
   Actual                                                     $1,000.00       $  934.80        $ 5.48          1.14%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,019.19        $ 5.72          1.14%
CLASS B(3)
   Actual                                                     $1,000.00       $1,002.30        $ 0.72          1.89%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,001.19        $ 0.72          1.89%
CLASS C(3)
   Actual                                                     $1,000.00       $1,002.30        $ 0.72          1.89%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,001.19        $ 0.72          1.89%
ADMINISTRATOR CLASS
   Actual                                                     $1,000.00       $  935.50        $ 4.57          0.95%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,020.14        $ 4.77          0.95%

                 42 Wells Fargo Advantage Large Cap Stock Funds


                                                       Fund Expenses (Unaudited)

                                                              Beginning         Ending        Expenses
                                                            Account Value   Account Value   Paid During     Net Annual
                                                              02-01-2008      07-31-2008     Period(1)    Expense Ratio
                                                            -------------   -------------   -----------   -------------
WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (continued)
INSTITUTIONAL CLASS
   Actual                                                     $1,000.00       $  937.10        $ 3.18          0.66%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,021.58        $ 3.32          0.66%
INVESTOR CLASS
   Actual                                                     $1,000.00       $  934.00        $ 6.30          1.31%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,018.35        $ 6.57          1.31%
WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND
CLASS A(2)
   Actual                                                     $1,000.00       $  970.80        $ 4.11          1.25%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,012.50        $ 4.19          1.25%
CLASS C(2)
   Actual                                                     $1,000.00       $  968.30        $ 6.56          2.00%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,010.00        $ 6.70          2.00%
ADMINISTRATOR CLASS
   Actual                                                     $1,000.00       $  944.40        $ 4.64          0.96%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,020.09        $ 4.82          0.96%
INSTITUTIONAL CLASS(2)
   Actual                                                     $1,000.00       $  971.80        $ 2.46          0.75%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,014.17        $ 2.52          0.75%
INVESTOR CLASS
   Actual                                                     $1,000.00       $  942.80        $ 6.62          1.37%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,018.05        $ 6.87          1.37%
WELLS FARGO ADVANTAGE U.S. VALUE FUND
CLASS A
   Actual                                                     $1,000.00       $  914.50        $ 5.95          1.25%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,018.65        $ 6.27          1.25%
CLASS B
   Actual                                                     $1,000.00       $  910.70        $ 9.50          2.00%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,014.92        $10.02          2.00%
CLASS C
   Actual                                                     $1,000.00       $  911.00        $ 9.50          2.00%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,014.92        $10.02          2.00%
ADMINISTRATOR CLASS
   Actual                                                     $1,000.00       $  915.50        $ 4.57          0.96%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,020.09        $ 4.82          0.96%
INVESTOR CLASS
   Actual                                                     $1,000.00       $  913.90        $ 6.28          1.32%
   Hypothetical (5% return before expenses)                   $1,000.00       $1,018.30        $ 6.62          1.32%

----------
(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

(2) This class commenced operations on April 1, 2008. Actual expenses shown for this class are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 122/366 (to reflect the period from April 1, 2008 to July 31, 2008).

(3) This class commenced operations on July 18, 2008. Actual expenses shown for this class are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 14/366 (to reflect the period from July 18, 2008 to July 31, 2008).

                 Wells Fargo Advantage Large Cap Stock Funds 43


Portfolio of Investments--July 31, 2008

CAPITAL GROWTH FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   ---------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 95.28%
BIOPHARMACEUTICALS: 7.97%
     484,880   CELGENE CORPORATION+                                                                      $    36,603,591
     193,790   GENENTECH INCORPORATED+                                                                        18,458,498
     806,056   GILEAD SCIENCES INCORPORATED+                                                                  43,510,903
     714,110   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                   32,020,692
                                                                                                             130,593,684
                                                                                                         ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.27%
     169,000   FASTENAL COMPANY<<                                                                              8,257,340
     621,580   LOWE'S COMPANIES INCORPORATED                                                                  12,630,506
                                                                                                              20,887,846
                                                                                                         ---------------
BUSINESS SERVICES: 7.77%
     286,738   ACTIVISION BLIZZARD INCOPORATED+                                                               10,316,833
     650,710   ADOBE SYSTEMS INCORPORATED+<<                                                                  26,906,859
     105,594   GOOGLE INCORPORATED CLASS A+                                                                   50,025,158
     114,340   MASTERCARD INCORPORATED CLASS A<<                                                              27,916,111
     190,967   SALESFORCE.COM INCORPORATED+                                                                   12,181,785
                                                                                                             127,346,746
                                                                                                         ---------------
CHEMICALS & ALLIED PRODUCTS: 1.85%
     322,810   PRAXAIR INCORPORATED                                                                           30,256,981
                                                                                                         ---------------
COMMUNICATIONS: 6.60%
     594,290   AMERICAN TOWER CORPORATION CLASS A+                                                            24,900,751
     667,584   DIRECTV GROUP INCORPORATED+                                                                    18,038,120
     261,172   EQUINIX INCORPORATED+<<                                                                        21,248,954
     806,587   NII HOLDINGS INCORPORATED+                                                                     44,088,045
                                                                                                             108,275,870
                                                                                                         ---------------
DEPOSITORY INSTITUTIONS: 3.24%
     344,680   JPMORGAN CHASE & Company                                                                       14,004,348
     545,340   STATE STREET CORPORATION                                                                       39,068,158
                                                                                                              53,072,506
                                                                                                         ---------------
E-COMMERCE/SERVICES: 3.25%
     355,134   AMAZON.COM INCORPORATED+<<                                                                     27,110,930
     227,442   PRICELINE.COM INCORPORATED+<<                                                                  26,144,458
                                                                                                              53,255,388
                                                                                                         ---------------
EATING & DRINKING PLACES: 1.14%
     221,950   BURGER KING HOLDINGS INCORPORATED<<                                                             5,954,919
     355,300   YUM! BRANDS INCORPORATED                                                                       12,726,846
                                                                                                              18,681,765
                                                                                                         ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.46%
   1,374,500   CISCO SYSTEMS INCORPORATED+                                                                    30,225,255
     173,389   FIRST SOLAR INCORPORATED+                                                                      49,434,938
     525,310   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                        24,274,575
     923,330   QUALCOMM INCORPORATED                                                                          51,097,082
                                                                                                             155,031,850
                                                                                                         ---------------

                 44 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2008

CAPITAL GROWTH FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   ---------------------------------------------------------------------------------------   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.18%
     680,790   KBR INCORPORATED                                                                          $    19,402,515
                                                                                                         ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.07%
     564,590   TENARIS SA ADR<<                                                                               34,016,548
                                                                                                         ---------------
FOOD & KINDRED PRODUCTS: 1.44%
     238,130   BUNGE LIMITED<<                                                                                23,555,820
                                                                                                         ---------------
GENERAL MERCHANDISE STORES: 1.98%
     553,490   WAL-MART STORES INCORPORATED                                                                   32,445,584
                                                                                                         ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.27%
     437,697   MCDERMOTT INTERNATIONAL INCORPORATED+                                                          20,865,016
                                                                                                         ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 16.49%
     352,645   APPLE INCORPORATED+                                                                            56,052,923
   1,420,410   APPLIED MATERIALS INCORPORATED                                                                 24,601,501
     193,061   CUMMINS INCORPORATED                                                                           12,807,667
   1,225,700   DELL INCORPORATED+<<                                                                           30,115,449
     511,970   GAMESTOP CORPORATION CLASS A+<<                                                                20,739,905
   1,489,680   INTEL CORPORATION                                                                              33,055,999
     388,543   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                    49,725,733
     352,050   RESEARCH IN MOTION LIMITED+                                                                    43,238,781
                                                                                                             270,337,958
                                                                                                         ---------------
INSURANCE CARRIERS: 1.62%
     523,360   METLIFE INCORPORATED<<                                                                         26,570,987
                                                                                                         ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.24%
     879,170   THERMO FISHER SCIENTIFIC INCORPORATED+                                                         53,207,368
                                                                                                         ---------------
METAL MINING: 0.80%
     120,410   CLEVELAND-CLIFFS INCORPORATED<<                                                                13,053,648
                                                                                                         ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.68%
      54,900   POTASH CORPPORATION OF SASKATCHEWAN                                                            11,214,423
                                                                                                         ---------------
MISCELLANEOUS RETAIL: 4.28%
     329,300   COSTCO WHOLESALE CORPORATION                                                                   20,640,524
   1,354,980   CVS CAREMARK CORPORATION                                                                       49,456,770
                                                                                                              70,097,294
                                                                                                         ---------------
OIL & GAS EXTRACTION: 8.93%
     503,630   CHESAPEAKE ENERGY CORPORATION                                                                  25,257,045
     422,870   SCHLUMBERGER LIMITED                                                                           42,963,592
     300,743   TRANSOCEAN INCORPORATED<<                                                                      40,910,070
     986,886   WEATHERFORD INTERNATIONAL LIMITED+                                                             37,235,209
                                                                                                             146,365,916
                                                                                                         ---------------
PIPELINES: 1.92%
     980,020   THE WILLIAMS COMPANIES INCORPORATED                                                            31,409,641
                                                                                                         ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.78%
      69,760   GOLDMAN SACHS GROUP INCORPORATED<<                                                             12,838,630
                                                                                                         ---------------
SOCIAL SERVICES: 2.53%
   1,580,510   ABB LIMITED ADR                                                                                41,440,972
                                                                                                         ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 45


Portfolio of Investments--July 31, 2008

CAPITAL GROWTH FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   ---------------------------------------------------------------------------------------   ---------------
TRANSPORTATION EQUIPMENT: 3.52%
     186,110   BOEING COMPANY                                                                            $    11,373,182
     317,245   GENERAL DYNAMICS CORPORATION                                                                   28,279,219
     414,990   TEXTRON INCORPORATED                                                                           18,039,614
                                                                                                              57,692,015
                                                                                                         ---------------
TOTAL COMMON STOCKS (COST $1,568,549,872)                                                                  1,561,916,971
                                                                                                         ---------------
COLLATERAL FOR SECURITIES LENDING: 11.37%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.02%
   4,169,384   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                       4,169,384
   4,169,384   DAILY ASSETS FUND INSTITUTIONAL                                                                 4,169,384
   4,169,384   DREYFUS CASH MANAGEMENT FUND                                                                    4,169,384
   4,169,384   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                 4,169,384
                                                                                                              16,677,536
                                                                                                         ---------------

  PRINCIPAL                                                              INTEREST RATE   MATURITY DATE
------------                                                             -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 10.35%
$  1,667,754   ALPINE SECURITIZATION CORPORATION++                           2.50%         08/14/2008          1,666,248
   1,667,754   AMSTEL FUNDING CORPORATION++                                  2.73          08/12/2008          1,666,362
   1,667,754   AMSTERDAM FUNDING CORPORATION++                               2.53          08/15/2008          1,666,113
     639,306   AMSTERDAM FUNDING CORPORATION++                               2.55          08/04/2008            639,170
   1,278,611   APRECO LLC++                                                  2.55          08/15/2008          1,277,343
   2,390,447   ASPEN FUNDING CORPORATION++                                   2.25          08/01/2008          2,390,447
   1,945,713   ASPEN FUNDING CORPORATION++                                   2.55          08/19/2008          1,943,232
   1,945,713   ATLANTIC ASSET SECURITIZATION CORPORATION++                   2.48          08/05/2008          1,945,176
   1,250,815   ATLANTIC ASSET SECURITIZATION CORPORATION++                   2.48          08/06/2008          1,250,384
   1,667,754   ATLANTIS ONE FUNDING CORPORATION++                            2.50          08/08/2008          1,666,943
   1,389,795   BANCO SANTANDER TOTTA LOAN+++/-                               2.48          10/15/2008          1,389,307
   2,501,630   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $2,501,786)                                2.25          08/01/2008          2,501,630
   7,671,666   BANK OF IRELAND                                               2.20          08/01/2008          7,671,666
   4,113,792   BANK OF IRELAND                                               2.25          08/01/2008          4,113,792
   2,890,773   BANK OF IRELAND                                               2.30          08/01/2008          2,890,773
   1,389,795   BANK OF IRELAND+++/-                                          2.67          10/14/2008          1,389,520
   1,945,713   BRYANT BANK FUNDING LLC++                                     2.47          08/18/2008          1,943,443
   1,233,471   CANCARA ASSET SECURITIZATION LIMITED++                        2.57          08/13/2008          1,232,414
   1,945,713   CHARIOT FUNDING LLC++                                         2.45          08/21/2008          1,943,064
   1,389,795   CHARIOT FUNDING LLC++                                         2.47          08/01/2008          1,389,795
   1,653,230   CHEYNE FINANCE LLC+++/-##(A)(I)                               8.89          02/25/2008            225,666
   1,272,818   CHEYNE FINANCE LLC+/-##(A)(I)                                 8.99          05/19/2008            173,740
   4,614,118   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY
                  VALUE $4,614,409)                                          2.27          08/01/2008          4,614,118
   8,894,686   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $8,895,230)                                2.20          08/01/2008          8,894,686
   1,890,121   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY
                  VALUE $1,890,240)                                          2.27          08/01/2008          1,890,121
   1,667,754   ENTERPRISE FUNDING LLC++                                      2.45          08/06/2008          1,667,186
   1,945,713   ENTERPRISE FUNDING LLC++                                      2.47          08/21/2008          1,943,043
   1,667,754   ERASMUS CAPITAL CORPORATION                                   2.50          08/06/2008          1,667,175
     494,767   ERASMUS CAPITAL CORPORATION                                   2.75          08/05/2008            494,616
   1,945,713   EUREKA SECURITIZATION INCORPORATED++                          2.56          08/22/2008          1,942,807
   1,445,387   FAIRWAY FINANCE CORPORATION++                                 2.55          08/07/2008          1,444,772
   1,445,387   FAIRWAY FINANCE CORPORATION++                                 2.55          08/11/2008          1,444,363
   1,667,754   FALCON ASSET SECURITIZATION CORPORATION                       2.47          08/06/2008          1,667,182

                 46 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2008

CAPITAL GROWTH FUND

 PRINCIPAL     SECURITY NAME                                             INTEREST RATE   MATURITY DATE        VALUE
------------   -------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,559,405   FALCON ASSET SECURITIZATION CORPORATION++                     2.48%         08/13/2008    $     1,558,116
   1,528,774   FORTIS BANQUE LUXEMBOURG                                      2.55          08/28/2008          1,525,845
     878,461   GEMINI SECURITIZATION INCORPORATED++                          2.55          08/14/2008            877,653
   1,816,740   GEMINI SECURITIZATION INCORPORATED++                          2.55          08/26/2008          1,813,523
   1,292,731   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $1,292,808)                                2.15          08/01/2008          1,292,731
   1,445,387   GRAMPIAN FUNDING LIMITED++                                    2.55          08/08/2008          1,444,670
   1,667,754   GRAMPIAN FUNDING LIMITED++                                    2.55          08/12/2008          1,666,454
   5,399,611   GRYPHON FUNDING LIMITED+/-(A)(I)                              0.00          08/23/2009          2,306,491
   3,613,466   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(A)(I)           2.54          10/16/2008          3,613,466
   2,612,814   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY
                  VALUE $2,612,979)                                          2.27          08/01/2008          2,612,814
   5,559,179   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $5,559,517)                                2.19          08/01/2008          5,559,179
     611,510   JUPITER SECURITIZATION CORPORATION++                          2.25          08/01/2008            611,510
   1,667,754   JUPITER SECURITIZATION CORPORATION++                          2.47          08/05/2008          1,667,296
   1,111,836   JUPITER SECURITIZATION CORPORATION++                          2.50          08/04/2008          1,111,604
     833,877   KITTY HAWK FUNDING CORPORATION++                              2.47          08/11/2008            833,305
   1,667,754   LIBERTY STREET FUNDING CORPORATION++                          2.65          08/18/2008          1,665,667
   1,667,754   LIBERTY STREET FUNDING CORPORATION++                          2.71          08/06/2008          1,667,126
   2,779,589   LINKS FINANCE LLC+++/-                                        2.26          08/15/2008          2,777,624
   4,169,384   MAZARIN FUNDING CORPORATION+++/-                              2.26          08/04/2008          4,168,771
   1,945,713   MONT BLANC CAPITAL CORPORATION++                              2.57          08/18/2008          1,943,351
     257,112   MORGAN STANLEY+/-                                             2.58          10/15/2008            256,956
   3,279,916   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY
                  VALUE $3,280,125)                                          2.29          08/01/2008          3,279,916
   3,724,650   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $3,727,663)                                2.24          08/13/2008          3,724,650
   1,667,754   NATIONWIDE BUILDING SOCIETY++                                 2.54          08/05/2008          1,667,283
   2,779,589   NORTHERN ROCK PLC+++/-                                        2.49          10/03/2008          2,774,328
     980,083   OLD LINE FUNDING CORPORATION++                                2.48          08/08/2008            979,611
   1,667,754   OLD LINE FUNDING CORPORATION++                                2.50          08/25/2008          1,664,974
   1,439,827   PALISADES INSURANCE COMPANY                                   2.64          08/20/2008          1,437,821
   1,667,754   PALISADES INSURANCE COMPANY                                   2.75          08/01/2008          1,667,754
     138,979   PALISADES INSURANCE COMPANY                                   3.00          08/01/2008            138,979
   1,945,713   PARK AVENUE RECEIVABLES CORPORATION++                         2.45          08/19/2008          1,943,329
   1,389,795   PICAROS FUNDING LLC                                           2.53          08/27/2008          1,387,255
   1,945,713   PICAROS FUNDING LLC++                                         2.54          08/22/2008          1,942,830
   1,945,713   RANGER FUNDING CORPORATION++                                  2.45          08/20/2008          1,943,197
   1,528,774   REGENCY MARKETS #1 LLC++                                      2.57          08/07/2008          1,528,119
   1,667,754   SCALDIS CAPITAL LIMITED++                                     2.57          08/13/2008          1,666,325
   1,945,713   SCALDIS CAPITAL LIMITED++                                     2.60          08/26/2008          1,942,200
   1,945,713   SHEFFIELD RECEIVABLES CORPORATION++                           2.45          08/11/2008          1,944,388
   1,723,345   STANFIELD VICTORIA FUNDING LLC+++/-##(A)(I)                   5.88          04/03/2008          1,378,676
   2,779,589   STANFIELD VICTORIA FUNDING LLC+++/-##(A)(I)                   6.10          02/15/2008          2,223,672
   1,879,002   SURREY FUNDING CORPORATION++                                  2.70          08/21/2008          1,876,184
   1,667,754   SWEDBANK MORTGAGE AB                                          2.67          08/11/2008          1,666,517
   1,667,754   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++          2.50          08/01/2008          1,667,754
   1,667,754   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++          2.55          08/14/2008          1,666,218
     809,472   THUNDER BAY FUNDING INCORPORATED++                            2.45          08/18/2008            808,536
   1,667,754   THUNDER BAY FUNDING INCORPORATED++                            2.50          08/20/2008          1,665,553
   1,667,754   TULIP FUNDING CORPORATION++                                   2.53          08/12/2008          1,666,464
   1,389,795   UNICREDITO ITALIANO BANK (IRELAND)+++/-                       2.49          10/14/2008          1,389,475
   1,389,795   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-            2.49          10/08/2008          1,389,503
     833,877   VARIABLE FUNDING CAPITAL CORPORATION++                        2.45          08/15/2008            833,082
     972,856   VARIABLE FUNDING CAPITAL CORPORATION++                        2.47          08/29/2008            970,987

                 Wells Fargo Advantage Large Cap Stock Funds 47


Portfolio of Investments--July 31, 2008

CAPITAL GROWTH FUND

  PRINCIPAL    SECURITY NAME                                             INTEREST RATE   MATURITY DATE        VALUE
------------   -------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,389,795   VICTORIA FINANCE LLC+++/-##(A)(I)                             2.62%         08/07/2008    $     1,111,836
   2,390,447   VICTORIA FINANCE LLC+++/-##(A)(I)                             2.90          07/28/2008          1,912,358
   2,779,589   WHITE PINE FINANCE LLC+++/-##(A)(I)                           5.43          02/22/2008          2,548,883
   1,667,754   WINDMILL FUNDING CORPORATION++                                2.50          08/11/2008          1,666,593
                                                                                                             169,695,699
                                                                                                         ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $188,483,737)                                                  186,373,235
                                                                                                         ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 5.06%
  82,962,305   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                   82,962,305
                                                                                                         ---------------
               TOTAL SHORT-TERM INVESTMENTS (COST $82,962,305)                                                82,962,305
                                                                                                         ---------------
               TOTAL INVESTMENTS IN SECURITIES
               (COST $1,839,995,914)*                                      111.71%                       $ 1,831,252,511
               Other Assets and Liabilities, Net                           (11.71)                          (191,908,341)
                                                                           ------                        ---------------
               TOTAL NET ASSETS                                            100.00%                       $ 1,639,344,170
                                                                           ------                        ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

## This security is currently in default with regards to scheduled interest and/or principal payments.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $82,962,305.

* Cost for federal income tax purposes is $1,843,006,275 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  89,740,991
Gross unrealized depreciation                 (101,494,755)
                                             -------------
Net unrealized appreciation (depreciation)   $ (11,753,764)

The accompanying notes are an integral part of these financial statements.

                 48 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2008

ENDEAVOR SELECT FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   ---------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 95.51%
BIOPHARMACEUTICALS: 6.35%
     199,300   GENENTECH INCORPORATED+                                                                   $    18,983,325
     993,644   GILEAD SCIENCES INCORPORATED+                                                                  53,636,903
     779,900   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                   34,970,716
                                                                                                             107,590,944
                                                                                                         ---------------
BUSINESS SERVICES: 7.76%
     968,200   ADOBE SYSTEMS INCORPORATED+<<                                                                  40,035,070
     119,782   GOOGLE INCORPORATED CLASS A+                                                                   56,746,723
     142,100   MASTERCARD INCORPORATED CLASS A<<                                                              34,693,715
                                                                                                             131,475,508
                                                                                                         ---------------
CHEMICALS & ALLIED PRODUCTS: 1.81%
     326,800   PRAXAIR INCORPORATED                                                                           30,630,964
                                                                                                         ---------------
COMMUNICATIONS: 11.81%
   1,359,200   AMERICAN TOWER CORPORATION CLASS A+<<                                                          56,950,480
   1,328,100   DIRECTV GROUP INCORPORATED+<<                                                                  35,885,262
     319,963   EQUINIX INCORPORATED+<<                                                                        26,032,190
   1,484,672   NII HOLDINGS INCORPORATED+<<                                                                   81,152,172
                                                                                                             200,020,104
                                                                                                         ---------------
DEPOSITORY INSTITUTIONS: 2.87%
     679,600   STATE STREET CORPORATION                                                                       48,686,544
                                                                                                         ---------------
E-COMMERCE/SERVICES: 2.37%
     524,793   AMAZON.COM INCORPORATED+<<                                                                     40,062,698
                                                                                                         ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.27%
   1,704,300   CISCO SYSTEMS INCORPORATED+                                                                    37,477,557
     210,146   FIRST SOLAR INCORPORATED+                                                                      59,914,726
     521,300   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                        24,089,273
     950,500   QUALCOMM INCORPORATED                                                                          52,600,670
                                                                                                             174,082,226
                                                                                                         ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.06%
     578,100   TENARIS SA ADR<<                                                                               34,830,525
                                                                                                         ---------------
FOOD & KINDRED PRODUCTS: 1.42%
     242,900   BUNGE LIMITED<<                                                                                24,027,668
                                                                                                         ---------------
GENERAL MERCHANDISE STORES: 1.96%
     566,600   WAL-MART STORES INCORPORATED                                                                   33,214,092
                                                                                                         ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.79%
     637,606   MCDERMOTT INTERNATIONAL INCORPORATED+                                                          30,394,678
                                                                                                         ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 14.02%
     398,249   APPLE INCORPORATED+                                                                            63,301,679
   1,781,700   APPLIED MATERIALS INCORPORATED                                                                 30,859,044
   1,529,400   INTEL CORPORATION                                                                              33,937,386
     472,929   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                    60,525,453
     398,700   RESEARCH IN MOTION LIMITED+<<                                                                  48,968,334
                                                                                                             237,591,896
                                                                                                         ---------------
INSURANCE CARRIERS: 1.87%
     623,000   METLIFE INCORPORATED<<                                                                         31,629,710
                                                                                                         ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.15%
   1,162,700   THERMO FISHER SCIENTIFIC INCORPORATED+                                                         70,366,604
                                                                                                         ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 49


Portfolio of Investments--July 31, 2008

ENDEAVOR SELECT FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   ---------------------------------------------------------------------------------------   ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.67%
      55,200   POTASH CORPPORATION OF SASKATCHEWAN                                                       $    11,275,704
                                                                                                         ---------------
MISCELLANEOUS RETAIL: 5.00%
     338,400   COSTCO WHOLESALE CORPORATION                                                                   21,210,912
   1,741,900   CVS CAREMARK CORPORATION                                                                       63,579,350
                                                                                                              84,790,262
                                                                                                         ---------------
OIL & GAS EXTRACTION: 11.46%
     719,800   CHESAPEAKE ENERGY CORPORATION<<                                                                36,097,970
     433,500   SCHLUMBERGER LIMITED                                                                           44,043,600
     442,673   TRANSOCEAN INCORPORATED<<                                                                      60,216,808
   1,428,520   WEATHERFORD INTERNATIONAL LIMITED+<<                                                           53,898,060
                                                                                                             194,256,438
                                                                                                         ---------------
PIPELINES: 2.31%
   1,223,300   THE WILLIAMS COMPANIES INCORPORATED                                                            39,206,765
                                                                                                         ---------------
SOCIAL SERVICES: 2.98%
   1,926,000   ABB LIMITED ADR<<                                                                              50,499,720
                                                                                                         ---------------
TRANSPORTATION EQUIPMENT: 2.58%
     490,502   GENERAL DYNAMICS CORPORATION<<                                                                 43,723,347
                                                                                                         ---------------
TOTAL COMMON STOCKS (COST $ 1,493,231,091)                                                                 1,618,356,397
                                                                                                         ---------------
COLLATERAL FOR SECURITIES LENDING: 10.80%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.97%
   4,093,671   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                       4,093,671
   4,093,671   DAILY ASSETS FUND INSTITUTIONAL                                                                 4,093,671
   4,093,671   DREYFUS CASH MANAGEMENT FUND                                                                    4,093,671
   4,093,671   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                 4,093,671
                                                                                                              16,374,684
                                                                                                         ---------------

 PRINCIPAL                                                               INTEREST RATE   MATURITY DATE
------------                                                             -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.83%
  $1,637,468   ALPINE SECURITIZATION CORPORATION++                           2.50%         08/14/2008          1,635,990
   1,637,468   AMSTEL FUNDING CORPORATION++                                  2.73          08/12/2008          1,636,102
   1,637,468   AMSTERDAM FUNDING CORPORATION++                               2.53          08/15/2008          1,635,857
     627,696   AMSTERDAM FUNDING CORPORATION++                               2.55          08/04/2008            627,563
   1,255,392   APRECO LLC++                                                  2.55          08/15/2008          1,254,147
   2,347,038   ASPEN FUNDING CORPORATION++                                   2.25          08/01/2008          2,347,038
   1,910,380   ASPEN FUNDING CORPORATION++                                   2.55          08/19/2008          1,907,944
   1,910,380   ATLANTIC ASSET SECURITIZATION CORPORATION++                   2.48          08/05/2008          1,909,853
   1,228,101   ATLANTIC ASSET SECURITIZATION CORPORATION++                   2.48          08/06/2008          1,227,678
   1,637,468   ATLANTIS ONE FUNDING CORPORATION++                            2.50          08/08/2008          1,636,672
   1,364,557   BANCO SANTANDER TOTTA LOAN+++/-                               2.48          10/15/2008          1,364,078
   2,456,203   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $2,456,357)                                   2.25          08/01/2008          2,456,203
   7,532,354   BANK OF IRELAND                                               2.20          08/01/2008          7,532,354
   4,039,089   BANK OF IRELAND                                               2.25          08/01/2008          4,039,089
   2,838,279   BANK OF IRELAND                                               2.30          08/01/2008          2,838,279
   1,364,557   BANK OF IRELAND+++/-                                          2.67          10/14/2008          1,364,287
   1,910,380   BRYANT BANK FUNDING LLC++                                     2.47          08/18/2008          1,908,152
   1,211,072   CANCARA ASSET SECURITIZATION LIMITED++                        2.57          08/13/2008          1,210,034
   1,910,380   CHARIOT FUNDING LLC++                                         2.45          08/21/2008          1,907,780

                 50 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2008

ENDEAVOR SELECT FUND

  PRINCIPAL    SECURITY NAME                                             INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,364,557   CHARIOT FUNDING LLC++                                         2.47%         08/01/2008    $     1,364,557
   1,623,208   CHEYNE FINANCE LLC+++/-##(A)(I)                               8.89          02/25/2008            221,568
   1,249,705   CHEYNE FINANCE LLC+/-##(A)(I)                                 8.99          05/19/2008            170,585
   4,530,329   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MONEY
               MARKET SECURITIES (MATURITY VALUE $4,530,615)                 2.27          08/01/2008          4,530,329
   8,733,165   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $8,733,699)                                   2.20          08/01/2008          8,733,165
   1,855,797   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY
               VALUE $1,855,914)                                             2.27          08/01/2008          1,855,797
   1,637,468   ENTERPRISE FUNDING LLC++                                      2.45          08/06/2008          1,636,911
   1,910,380   ENTERPRISE FUNDING LLC++                                      2.47          08/21/2008          1,907,758
   1,637,468   ERASMUS CAPITAL CORPORATION                                   2.50          08/06/2008          1,636,900
     485,782   ERASMUS CAPITAL CORPORATION                                   2.75          08/05/2008            485,634
   1,910,380   EUREKA SECURITIZATION INCORPORATED++                          2.56          08/22/2008          1,907,527
   1,419,139   FAIRWAY FINANCE CORPORATION++                                 2.55          08/07/2008          1,418,536
   1,419,139   FAIRWAY FINANCE CORPORATION++                                 2.55          08/11/2008          1,418,134
   1,637,468   FALCON ASSET SECURITIZATION CORPORATION                       2.47          08/06/2008          1,636,907
   1,531,088   FALCON ASSET SECURITIZATION CORPORATION++                     2.48          08/13/2008          1,529,822
   1,501,013   FORTIS BANQUE LUXEMBOURG                                      2.55          08/28/2008          1,498,136
     862,509   GEMINI SECURITIZATION INCORPORATED++                          2.55          08/14/2008            861,715
   1,783,749   GEMINI SECURITIZATION INCORPORATED++                          2.55          08/26/2008          1,780,590
   1,269,256   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $1,269,332)                                   2.15          08/01/2008          1,269,256
   1,419,139   GRAMPIAN FUNDING LIMITED++                                    2.55          08/08/2008          1,418,436
   1,637,468   GRAMPIAN FUNDING LIMITED++                                    2.55          08/12/2008          1,636,193
   5,301,558   GRYPHON FUNDING LIMITED+/-(A)(I)                              0.00          08/23/2009          2,264,606
   3,547,848   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(A)(I)           2.54          10/16/2008          3,547,848
   2,565,367   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY
               VALUE $2,565,529)                                             2.27          08/01/2008          2,565,367
   5,458,228   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
               VALUE $5,458,560)                                             2.19          08/01/2008          5,458,228
     600,405   JUPITER SECURITIZATION CORPORATION++                          2.25          08/01/2008            600,405
   1,637,468   JUPITER SECURITIZATION CORPORATION++                          2.47          08/05/2008          1,637,019
   1,091,646   JUPITER SECURITIZATION CORPORATION++                          2.50          08/04/2008          1,091,418
     818,734   KITTY HAWK FUNDING CORPORATION++                              2.47          08/11/2008            818,172
   1,637,468   LIBERTY STREET FUNDING CORPORATION++                          2.65          08/18/2008          1,635,419
   1,637,468   LIBERTY STREET FUNDING CORPORATION++                          2.71          08/06/2008          1,636,852
   2,729,114   LINKS FINANCE LLC+++/-                                        2.26          08/15/2008          2,727,184
   4,093,671   MAZARIN FUNDING CORPORATION+++/-                              2.26          08/04/2008          4,093,069
   1,910,380   MONT BLANC CAPITAL CORPORATION++                              2.57          08/18/2008          1,908,061
     252,443   MORGAN STANLEY+/-                                             2.58          10/15/2008            252,290
   3,220,354   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               BY MONEY MARKET SECURITIES (MATURITY VALUE $3,220,559)        2.29          08/01/2008          3,220,354
   3,657,013   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,659,971)     2.24          08/13/2008          3,657,013
   1,637,468   NATIONWIDE BUILDING SOCIETY++                                 2.54          08/05/2008          1,637,006
   2,729,114   NORTHERN ROCK PLC+++/-                                        2.49          10/03/2008          2,723,948
     962,286   OLD LINE FUNDING CORPORATION++                                2.48          08/08/2008            961,822
   1,637,468   OLD LINE FUNDING CORPORATION++                                2.50          08/25/2008          1,634,739
   1,413,681   PALISADES INSURANCE COMPANY                                   2.64          08/20/2008          1,411,711
   1,637,468   PALISADES INSURANCE COMPANY                                   2.75          08/01/2008          1,637,468
     136,456   PALISADES INSURANCE COMPANY                                   3.00          08/01/2008            136,456
   1,910,380   PARK AVENUE RECEIVABLES CORPORATION++                         2.45          08/19/2008          1,908,040
   1,364,557   PICAROS FUNDING LLC                                           2.53          08/27/2008          1,362,064
   1,910,380   PICAROS FUNDING LLC++                                         2.54          08/22/2008          1,907,549
   1,910,380   RANGER FUNDING CORPORATION++                                  2.45          08/20/2008          1,907,910

                 Wells Fargo Advantage Large Cap Stock Funds 51


Portfolio of Investments--July 31, 2008

ENDEAVOR SELECT FUND

  PRINCIPAL    SECURITY NAME                                             INTEREST RATE   MATURITY DATE       VALUE
------------   -------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,501,013   REGENCY MARKETS #1 LLC++                                      2.57%         08/07/2008    $     1,500,370
   1,637,468   SCALDIS CAPITAL LIMITED++                                     2.57          08/13/2008          1,636,066
   1,910,380   SCALDIS CAPITAL LIMITED++                                     2.60          08/26/2008          1,906,930
   1,910,380   SHEFFIELD RECEIVABLES CORPORATION++                           2.45          08/11/2008          1,909,080
   1,692,051   STANFIELD VICTORIA FUNDING LLC+++/-##(A)(I)                   5.88          04/03/2008          1,353,641
   2,729,114   STANFIELD VICTORIA FUNDING LLC+++/-##(A)(I)                   6.10          02/15/2008          2,183,291
   1,844,881   SURREY FUNDING CORPORATION++                                  2.70          08/21/2008          1,842,114
   1,637,468   SWEDBANK MORTGAGE AB                                          2.67          08/11/2008          1,636,254
   1,637,468   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++          2.50          08/01/2008          1,637,468
   1,637,468   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++          2.55          08/14/2008          1,635,961
     794,773   THUNDER BAY FUNDING INCORPORATED++                            2.45          08/18/2008            793,853
   1,637,468   THUNDER BAY FUNDING INCORPORATED++                            2.50          08/20/2008          1,635,308
   1,637,468   TULIP FUNDING CORPORATION++                                   2.53          08/12/2008          1,636,203
   1,364,557   UNICREDITO ITALIANO BANK (IRELAND)+++/-                       2.49          10/14/2008          1,364,243
   1,364,557   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-            2.49          10/08/2008          1,364,270
     818,734   VARIABLE FUNDING CAPITAL CORPORATION++                        2.45          08/15/2008            817,954
     955,190   VARIABLE FUNDING CAPITAL CORPORATION++                        2.47          08/29/2008            953,355
   1,364,557   VICTORIA FINANCE LLC+++/-##(A)(I)                             2.62          08/07/2008          1,091,646
   2,347,038   VICTORIA FINANCE LLC+++/-##(A)(I)                             2.90          07/28/2008          1,877,630
   2,729,114   WHITE PINE FINANCE LLC+++/-##(A)(I)                           5.43          02/22/2008          2,502,598
   1,637,468   WINDMILL FUNDING CORPORATION++                                2.50          08/11/2008          1,636,330
                                                                                                             166,614,139
                                                                                                         ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $185,441,098)                                                  182,988,823
                                                                                                         ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 1.26%
  21,424,111   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                   21,424,111
                                                                                                         ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $21,424,111)                                                               21,424,111
                                                                                                         ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,700,096,300)*                                                     107.57%                       $ 1,822,769,331
Other Assets and Liabilities, Net                                           (7.57)                          (128,301,856)
                                                                           ------                        ---------------
TOTAL NET ASSETS                                                           100.00%                       $ 1,694,467,475
                                                                           ------                        ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2) that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

## This security is currently in default with regards to scheduled interest and/or principal payments.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $21,424,111.

* Cost for federal income tax purposes is $1,721,740,263 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation               $176,555,721
Gross unrealized depreciation                (75,526,653)
                                            ------------
Net unrealized appreciation (depreciation)  $101,029,068

The accompanying notes are an integral part of these financial statements.

                 52 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2008

GROWTH FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   ---------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.52%
APPAREL & ACCESSORY STORES: 0.48%
     200,000   URBAN OUTFITTERS INCORPORATED<<+                                                          $     6,602,000
                                                                                                         ---------------
BIOPHARMACEUTICALS: 1.26%
     115,000   CEPHALON INCORPORATED+                                                                          8,413,400
     162,000   GILEAD SCIENCES INCORPORATED+                                                                   8,744,760
                                                                                                              17,158,160
                                                                                                         ---------------
BUSINESS SERVICES: 12.72%
     355,000   ACTIVISION BLIZZARD INCOPORATED<<+                                                             12,772,900
     120,000   ADOBE SYSTEMS INCORPORATED+                                                                     4,962,000
     289,150   AKAMAI TECHNOLOGIES INCORPORATED+                                                               6,748,761
      93,700   CAPELLA EDUCATION COMPANY<<+                                                                    4,891,140
     860,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                            24,140,200
     665,000   CONCUR TECHNOLOGIES INCORPORATED<<+                                                            27,411,300
     158,000   CTRIP.COM INTERNATIONAL LIMITED ADR                                                             7,124,220
      84,400   GOOGLE INCORPORATED CLASS A+                                                                   39,984,500
      51,500   MASTERCARD INCORPORATED CLASS A                                                                12,573,725
     200,000   NCR CORPORATION+                                                                                5,372,000
     100,000   OMNITURE INCORPORATED<<+                                                                        1,735,000
     422,000   RISKMETRICS GROUP INCORPORATED<<+                                                               7,604,440
     173,000   SALESFORCE.COM INCORPORATED+                                                                   11,035,670
     120,000   SHANDA INTERACTIVE ENTERTAINMENT LIMITED ADR+                                                   3,099,600
     117,950   VOCUS INCORPORATED<<+                                                                           4,197,841
                                                                                                             173,653,297
                                                                                                         ---------------
CHEMICALS & ALLIED PRODUCTS: 11.35%
     425,000   ABBOTT LABORATORIES                                                                            23,944,500
     195,000   AIR PRODUCTS & Chemicals Incorporated                                                          18,565,950
      65,000   AMGEN INCORPORATED+                                                                             4,070,950
     332,000   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED<<+                                       22,064,720
     165,000   COLGATE-PALMOLIVE COMPANY                                                                      12,254,550
     195,000   MONSANTO COMPANY                                                                               23,226,450
     115,000   MOSAIC COMPANY+                                                                                14,629,150
     180,000   OLIN CORPORATION                                                                                5,353,200
      88,000   PRAXAIR INCORPORATED                                                                            8,248,240
     215,000   ROCKWOOD HOLDINGS INCORPORATED+                                                                 8,202,250
     285,000   SHIRE PLC ADR<<                                                                                14,346,900
                                                                                                             154,906,860
                                                                                                         ---------------
COMMUNICATIONS: 2.73%
     266,000   EQUINIX INCORPORATED<<+                                                                        21,641,760
     285,000   NII HOLDINGS INCORPORATED+                                                                     15,578,100
                                                                                                              37,219,860
                                                                                                         ---------------
DEPOSITORY INSTITUTIONS: 1.04%
     250,000   NEW YORK COMMUNITY BANCORP INCORPORATED                                                         4,155,000
     140,000   STATE STREET CORPORATION                                                                       10,029,600
                                                                                                              14,184,600
                                                                                                         ---------------
E-COMMERCE/SERVICES: 2.20%
      35,000   AMAZON.COM INCORPORATED+                                                                        2,671,900
     238,000   PRICELINE.COM INCORPORATED<<+                                                                  27,358,100
                                                                                                              30,030,000
                                                                                                         ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 53


Portfolio of Investments--July 31, 2008

GROWTH FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   ---------------------------------------------------------------------------------------   ---------------
EATING & DRINKING PLACES: 3.35%
   1,035,000   BURGER KING HOLDINGS INCORPORATED<<                                                       $    27,769,050
      29,766   CHIPOTLE MEXICAN GRILL INCORPORATED<<+                                                          2,038,971
     267,000   MCDONALD'S CORPORATION                                                                         15,963,930
                                                                                                              45,771,951
                                                                                                         ---------------
EDUCATIONAL SERVICES: 1.68%
     135,000   AMERICAN PUBLIC EDUCATION INCORPORATED+                                                         6,133,050
     240,000   NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED<<+                                      16,800,000
                                                                                                              22,933,050
                                                                                                         ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.41%
     900,000   CISCO SYSTEMS INCORPORATED+                                                                    19,791,000
     140,000   EMERSON ELECTRIC COMPANY                                                                        6,818,000
     165,000   ENERSYS<<+                                                                                      5,326,200
      13,000   FIRST SOLAR INCORPORATED+                                                                       3,706,430
   2,235,000   HARMONIC INCORPORATED+                                                                         17,410,650
     490,000   MONOLITHIC POWER SYSTEMS+                                                                      10,657,500
     430,000   QUALCOMM INCORPORATED                                                                          23,796,200
                                                                                                              87,505,980
                                                                                                         ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.16%
      37,000   WATSON WYATT & COMPANY HOLDINGS                                                                 2,143,780
                                                                                                         ---------------
FOOD & KINDRED PRODUCTS: 0.56%
     105,000   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                      7,660,800
                                                                                                         ---------------
FOOTWEAR: 0.25%
     30,000    DECKERS OUTDOOR CORPORATION<<+                                                                  3,390,300
                                                                                                         ---------------
GENERAL MERCHANDISE STORES: 1.14%
     265,000   WAL-MART STORES INCORPORATED                                                                   15,534,300
                                                                                                         ---------------
HEALTH SERVICES: 1.73%
     257,500   COVANCE INCORPORATED<<+                                                                        23,638,500
                                                                                                         ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 10.95%
     169,500   APPLE INCORPORATED+                                                                            26,942,025
     150,000   BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                     10,501,500
     190,000   FLOWSERVE CORPORATION<<                                                                        25,334,600
     105,000   GAMESTOP CORPORATION CLASS A+                                                                   4,253,550
     650,000   HEWLETT-PACKARD COMPANY<<                                                                      29,120,000
      25,000   KAYDON CORPORATION<<                                                                            1,185,500
     108,000   RESEARCH IN MOTION LIMITED+                                                                    13,264,560
     365,000   ROBBINS & MYERS INCORPORATED<<                                                                 18,531,050
     145,000   SMITH INTERNATIONAL INCORPORATED                                                               10,785,100
      75,000   SPX CORPORATION<<                                                                               9,508,500
                                                                                                             149,426,385
                                                                                                         ---------------
LEGAL SERVICES: 1.62%
     310,000   FTI CONSULTING INCORPORATED+                                                                   22,059,600
                                                                                                         ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 9.13%
     115,000   BECTON DICKINSON & COMPANY                                                                      9,764,650
     417,000   ICON PLC ADR+                                                                                  33,501,780
     439,200   MASIMO CORPORATION<<+                                                                          16,588,584
     270,000   METTLER-TOLEDO INTERNATIONAL INCORPORATED<<+                                                   29,027,700
     155,000   RAYTHEON COMPANY                                                                                8,824,150

                 54 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2008

GROWTH FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   ---------------------------------------------------------------------------------------   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS (continued)
     205,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                    $    12,406,600
     460,000   WRIGHT MEDICAL GROUP INCORPORATED+                                                             14,485,400
                                                                                                             124,598,864
                                                                                                         ---------------
MEDICAL EQUIPMENT & SUPPLIES: 5.81%
      51,000   INTUITIVE SURGICAL INCORPORATED<<+                                                             15,875,790
     545,000   NUVASIVE INCORPORATED<<+                                                                       30,612,650
     706,000   ST. JUDE MEDICAL INCORPORATED<<+                                                               32,885,480
                                                                                                              79,373,920
                                                                                                         ---------------
MEDICAL MANAGEMENT SERVICES: 0.88%
     170,000   EXPRESS SCRIPTS INCORPORATED<<+                                                                11,991,800
                                                                                                         ---------------
MEDICAL PRODUCTS: 1.86%
      63,000   ALLERGAN INCORPORATED                                                                           3,271,590
     322,000   BAXTER INTERNATIONAL INCORPORATED                                                              22,092,420
                                                                                                              25,364,010
                                                                                                         ---------------
MISCELLANEOUS RETAIL: 0.82%
     155,000   CVS CAREMARK CORPORATION                                                                        5,657,500
     315,000   DICK'S SPORTING GOODS INCORPORATED<<+                                                           5,528,250
                                                                                                              11,185,750
                                                                                                         ---------------
OIL & GAS EXTRACTION: 8.26%
     185,000   APACHE CORPORATION                                                                             20,751,450
     446,000   ARENA RESOURCES INCORPORATED<<+                                                                18,245,860
     230,000   CALLAWAY GOLF COMPANY                                                                           2,916,400
     119,400   CARRIZO OIL & GAS INCORPORATED<<+                                                               6,010,596
     105,000   CHESAPEAKE ENERGY CORPORATION                                                                   5,265,750
     215,000   CNX GAS CORPORATION+                                                                            6,714,450
     215,000   COMPLETE PRODUCTION SERVICES INCORPORATED+                                                      6,845,600
     215,000   OCEANEERING INTERNATIONAL INCORPORATED+                                                        13,037,600
     220,000   ULTRA PETROLEUM CORPORATION<<+                                                                 15,703,600
     366,250   XTO ENERGY INCORPORATED                                                                        17,297,988
                                                                                                             112,789,294
                                                                                                         ---------------
OIL COMPANIES: 0.16%
      40,000   PETROLEO BRASILEIRO SA ADR                                                                      2,236,400
                                                                                                         ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.34%
   1,240,000   VISTAPRINT LIMITED<<+                                                                          31,954,800
                                                                                                         ---------------
RAILROAD TRANSPORTATION: 2.36%
     152,500   BURLINGTON NORTHERN SANTA FE CORPORATION                                                       15,879,825
     198,000   UNION PACIFIC CORPORATION                                                                      16,323,120
                                                                                                              32,202,945
                                                                                                         ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.00%
   1,190,000   CHARLES SCHWAB CORPORATION                                                                     27,239,100
                                                                                                         ---------------
SOCIAL SERVICES: 1.48%
     770,000   ABB LIMITED ADR                                                                                20,189,400
                                                                                                         ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.55%
     290,000   CORNING INCORPORATED                                                                            5,802,900
     365,000   OWENS-ILLINOIS INCORPORATED+                                                                   15,417,600
                                                                                                              21,220,500
                                                                                                         ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 55


Portfolio of Investments--July 31, 2008

GROWTH FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   ---------------------------------------------------------------------------------------   ---------------
TRANSPORTATION EQUIPMENT: 1.24%
     265,000   UNITED TECHNOLOGIES CORPORATION                                                           $    16,954,700
                                                                                                         ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.00%
     669,000   LKQ CORPORATION<<+                                                                             13,714,499
                                                                                                         ---------------
TOTAL COMMON STOCKS (COST $1,220,059,228)                                                                  1,344,835,405
                                                                                                         ---------------
COLLATERAL FOR SECURITIES LENDING: 16.08%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.44%
   4,911,035   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                       4,911,035
   4,911,035   DAILY ASSETS FUND INSTITUTIONAL                                                                 4,911,035
   4,911,035   DREYFUS CASH MANAGEMENT FUND                                                                    4,911,035
   4,911,035   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                 4,911,035
                                                                                                              19,644,140
                                                                                                         ---------------

 PRINCIPAL                                                               INTEREST RATE   MATURITY DATE
------------                                                             -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 14.64%
$  1,964,414   ALPINE SECURITIZATION CORPORATION++                           2.50%         08/14/2008          1,962,641
   1,964,414   AMSTEL FUNDING CORPORATION++                                  2.73          08/12/2008          1,962,775
   1,964,414   AMSTERDAM FUNDING CORPORATION++                               2.53          08/15/2008          1,962,481
     753,025   AMSTERDAM FUNDING CORPORATION++                               2.55          08/04/2008            752,865
   1,506,051   APRECO LLC++                                                  2.55          08/15/2008          1,504,557
   2,815,660   ASPEN FUNDING CORPORATION++                                   2.25          08/01/2008          2,815,660
   2,291,816   ASPEN FUNDING CORPORATION++                                   2.55          08/19/2008          2,288,894
   2,291,816   ATLANTIC ASSET SECURITIZATION CORPORATION++                   2.48          08/05/2008          2,291,185
   1,473,311   ATLANTIC ASSET SECURITIZATION CORPORATION++                   2.48          08/06/2008          1,472,803
   1,964,414   ATLANTIS ONE FUNDING CORPORATION++                            2.50          08/08/2008          1,963,459
   1,637,012   BANCO SANTANDER TOTTA LOAN+++/-                               2.48          10/15/2008          1,636,437
   2,946,621   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE
               BACKED SECURITIES (MATURITY VALUE $2,946,805)                 2.25          08/01/2008          2,946,621
   9,036,304   BANK OF IRELAND                                               2.20          08/01/2008          9,036,304
   4,845,555   BANK OF IRELAND                                               2.25          08/01/2008          4,845,555
   3,404,984   BANK OF IRELAND                                               2.30          08/01/2008          3,404,984
   1,637,012   BANK OF IRELAND+++/-                                          2.67          10/14/2008          1,636,688
   2,291,816   BRYANT BANK FUNDING LLC++                                     2.47          08/18/2008          2,289,143
   1,452,881   CANCARA ASSET SECURITIZATION LIMITED++                        2.57          08/13/2008          1,451,636
   2,291,816   CHARIOT FUNDING LLC++                                         2.45          08/21/2008          2,288,697
   1,637,012   CHARIOT FUNDING LLC++                                         2.47          08/01/2008          1,637,012
   1,947,307   CHEYNE FINANCE LLC+++/-##(a)(i)                               8.89          02/25/2008            265,807
   1,499,227   CHEYNE FINANCE LLC+/-##(a)(i)                                 8.99          05/19/2008            204,645
   5,434,879   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MONEY
               MARKET SECURITIES (MATURITY VALUE $5,435,222)                 2.27          08/01/2008          5,434,879
  10,476,875   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $10,477,515)                                  2.20          08/01/2008         10,476,875
   2,226,336   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MONEY MARKET
               SECURITIES (MATURITY VALUE $2,226,476)                        2.27          08/01/2008          2,226,336
   1,964,414   ENTERPRISE FUNDING LLC++                                      2.45          08/06/2008          1,963,746
   2,291,816   ENTERPRISE FUNDING LLC++                                      2.47          08/21/2008          2,288,671
   1,964,414   ERASMUS CAPITAL CORPORATION                                   2.50          08/06/2008          1,963,732
     582,776   ERASMUS CAPITAL CORPORATION                                   2.75          08/05/2008            582,598
   2,291,816   EUREKA SECURITIZATION INCORPORATED++                          2.56          08/22/2008          2,288,394
   1,702,492   FAIRWAY FINANCE CORPORATION++                                 2.55          08/07/2008          1,701,769
   1,702,492   FAIRWAY FINANCE CORPORATION++                                 2.55          08/11/2008          1,701,286
   1,964,414   FALCON ASSET SECURITIZATION CORPORATION                       2.47          08/06/2008          1,963,740

                 56 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2008

GROWTH FUND

  PRINCIPAL    SECURITY NAME                                             INTEREST RATE   MATURITY DATE        VALUE
------------   -------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,836,793   FALCON ASSET SECURITIZATION CORPORATION++                     2.48%         08/13/2008    $     1,835,274
   1,800,713   FORTIS BANQUE LUXEMBOURG                                      2.55          08/28/2008          1,797,262
   1,034,722   GEMINI SECURITIZATION INCORPORATED++                          2.55          08/14/2008          1,033,770
   2,139,902   GEMINI SECURITIZATION INCORPORATED++                          2.55          08/26/2008          2,136,112
   1,522,683   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $1,522,774)                                   2.15          08/01/2008          1,522,683
   1,702,492   GRAMPIAN FUNDING LIMITED++                                    2.55          08/08/2008          1,701,648
   1,964,414   GRAMPIAN FUNDING LIMITED++                                    2.55          08/12/2008          1,962,883
   6,360,095   GRYPHON FUNDING LIMITED+/-(A)(I)                              0.00          08/23/2009          2,716,770
   4,256,230   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(A)(I)           2.54          10/16/2008          4,256,230
   3,077,582   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MONEY MARKET SECURITIES
               (MATURITY VALUE $3,077,776)                                   2.27          08/01/2008          3,077,582
   6,548,047   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $6,548,445)                                   2.19          08/01/2008          6,548,047
     720,285   JUPITER SECURITIZATION CORPORATION++                          2.25          08/01/2008            720,285
   1,964,414   JUPITER SECURITIZATION CORPORATION++                          2.47          08/05/2008          1,963,875
   1,309,609   JUPITER SECURITIZATION CORPORATION++                          2.50          08/04/2008          1,309,337
     982,207   KITTY HAWK FUNDING CORPORATION++                              2.47          08/11/2008            981,533
   1,964,414   LIBERTY STREET FUNDING CORPORATION++                          2.65          08/18/2008          1,961,956
   1,964,414   LIBERTY STREET FUNDING CORPORATION++                          2.71          08/06/2008          1,963,675
   3,274,023   LINKS FINANCE LLC+++/-                                        2.26          08/15/2008          3,271,709
   4,911,035   MAZARIN FUNDING CORPORATION+++/-                              2.26          08/04/2008          4,910,312
   2,291,816   MONT BLANC CAPITAL CORPORATION++                              2.57          08/18/2008          2,289,035
     302,847   MORGAN STANLEY+/-                                             2.58          10/15/2008            302,663
   3,863,348   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MONEY MARKET SECURITIES
               (MATURITY VALUE $3,863,594)                                   2.29          08/01/2008          3,863,348
   4,387,191   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $4,390,740)                                   2.24          08/13/2008          4,387,191
   1,964,414   NATIONWIDE BUILDING SOCIETY++                                 2.54          08/05/2008          1,963,860
   3,274,023   NORTHERN ROCK PLC+++/-                                        2.49          10/03/2008          3,267,826
   1,154,421   OLD LINE FUNDING CORPORATION++                                2.48          08/08/2008          1,153,864
   1,964,414   OLD LINE FUNDING CORPORATION++                                2.50          08/25/2008          1,961,140
   1,695,944   PALISADES INSURANCE COMPANY                                   2.64          08/20/2008          1,693,581
   1,964,414   PALISADES INSURANCE COMPANY                                   2.75          08/01/2008          1,964,414
     163,701   PALISADES INSURANCE COMPANY                                   3.00          08/01/2008            163,701
   2,291,816   PARK AVENUE RECEIVABLES CORPORATION++                         2.45          08/19/2008          2,289,009
   1,637,012   PICAROS FUNDING LLC                                           2.53          08/27/2008          1,634,021
   2,291,816   PICAROS FUNDING LLC++                                         2.54          08/22/2008          2,288,421
   2,291,816   RANGER FUNDING CORPORATION++                                  2.45          08/20/2008          2,288,853
   1,800,713   REGENCY MARKETS #1 LLC++                                      2.57          08/07/2008          1,799,942
   1,964,414   SCALDIS CAPITAL LIMITED++                                     2.57          08/13/2008          1,962,731
   2,291,816   SCALDIS CAPITAL LIMITED++                                     2.60          08/26/2008          2,287,678
   2,291,816   SHEFFIELD RECEIVABLES CORPORATION++                           2.45          08/11/2008          2,290,257
   2,029,894   STANFIELD VICTORIA FUNDING LLC+++/-##(A)(I)                   5.88          04/03/2008          1,623,916
   3,274,023   STANFIELD VICTORIA FUNDING LLC+++/-##(A)(I)                   6.10          02/15/2008          2,619,219
   2,213,240   SURREY FUNDING CORPORATION++                                  2.70          08/21/2008          2,209,920
   1,964,414   SWEDBANK MORTGAGE AB                                          2.67          08/11/2008          1,962,957
   1,964,414   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++          2.50          08/01/2008          1,964,414
   1,964,414   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++          2.55          08/14/2008          1,962,605
     953,461   THUNDER BAY FUNDING INCORPORATED++                            2.45          08/18/2008            952,358
   1,964,414   THUNDER BAY FUNDING INCORPORATED++                            2.50          08/20/2008          1,961,822
   1,964,414   TULIP FUNDING CORPORATION++                                   2.53          08/12/2008          1,962,895
   1,637,012   UNICREDITO ITALIANO BANK (IRELAND)+++/-                       2.49          10/14/2008          1,636,635
   1,637,012   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-            2.49          10/08/2008          1,636,668
     982,207   VARIABLE FUNDING CAPITAL CORPORATION++                        2.45          08/15/2008            981,271

                 Wells Fargo Advantage Large Cap Stock Funds 57


Portfolio of Investments--July 31, 2008

GROWTH FUND

  PRINCIPAL    SECURITY NAME                                             INTEREST RATE   MATURITY DATE        VALUE
------------   -------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,145,908   VARIABLE FUNDING CAPITAL CORPORATION++                        2.47%         08/29/2008    $     1,143,707
   1,637,012   VICTORIA FINANCE LLC+++/-##(A)(I)                             2.62          08/07/2008          1,309,609
   2,815,660   VICTORIA FINANCE LLC+++/-##(A)(I)                             2.90          07/28/2008          2,252,528
   3,274,023   WHITE PINE FINANCE LLC+++/-##(A)(I)                           5.43          02/22/2008          3,002,279
   1,964,414   WINDMILL FUNDING CORPORATION++                                2.50          08/11/2008          1,963,049
                                                                                                             199,881,205
                                                                                                         ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $222,519,843)                                                  219,525,345
                                                                                                         ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 1.53%
20,902,235     WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                   20,902,235
                                                                                                         ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $20,902,235)                                                               20,902,235
                                                                                                         ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,463,481,306)*                                                  116.13%                       $ 1,585,262,985
OTHER ASSETS AND LIABILITIES, NET                                          (16.13)                          (220,174,170)
                                                                           ------                        ---------------
TOTAL NET ASSETS                                                           100.00%                       $ 1,365,088,815
                                                                           ------                        ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

## This security is currently in default with regards to scheduled interest and/or principal payments.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $20,902,235.

* Cost for federal income tax purposes is $1,468,669,877 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $186,650,299
Gross unrealized depreciation                 (70,057,191)
                                             ------------
Net unrealized appreciation (depreciation)   $116,593,108

The accompanying notes are an integral part of these financial statements.

                 58 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2008

LARGE CAP GROWTH FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   ---------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 96.87%
BIOPHARMACEUTICALS: 1.69%
      30,000   CEPHALON INCORPORATED+                                                                    $     2,194,800
      69,000   GILEAD SCIENCES INCORPORATED+                                                                   3,724,620
                                                                                                               5,919,420
                                                                                                         ---------------
BUSINESS SERVICES: 12.78%
     160,000   ACTIVISION BLIZZARD INCOPORATED+<<                                                              5,756,800
     151,000   ADOBE SYSTEMS INCORPORATED+                                                                     6,243,850
      85,748   AKAMAI TECHNOLOGIES INCORPORATED+                                                               2,001,358
     221,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                             6,203,470
      23,600   GOOGLE INCORPORATED CLASS A+                                                                   11,180,500
      24,000   MASTERCARD INCORPORATED CLASS A                                                                 5,859,600
      45,000   MICROSOFT CORPORATION                                                                           1,157,400
     109,000   ORACLE CORPORATION+                                                                             2,346,770
      63,000   SALESFORCE.COM INCORPORATED+                                                                    4,018,770
                                                                                                              44,768,518
                                                                                                         ---------------
CHEMICALS & ALLIED PRODUCTS: 13.25%
     132,000   ABBOTT LABORATORIES                                                                             7,436,880
      64,000   AIR PRODUCTS & CHEMICALS INCORPORATED                                                           6,093,440
      17,000   AMGEN INCORPORATED+                                                                             1,064,710
      66,000   COLGATE-PALMOLIVE COMPANY                                                                       4,901,820
      76,000   MONSANTO COMPANY                                                                                9,052,360
      46,000   MOSAIC COMPANY+                                                                                 5,851,660
      35,000   PRAXAIR INCORPORATED                                                                            3,280,550
      64,000   PROCTER & GAMBLE COMPANY                                                                        4,190,720
      90,000   SHIRE PLC ADR                                                                                   4,530,600
                                                                                                              46,402,740
                                                                                                         ---------------
COMMUNICATIONS: 3.18%
      68,000   AMERICAN TOWER CORPORATION CLASS A+                                                             2,849,200
      56,000   AT&T INCORPORATED                                                                               1,725,360
     110,000   DIRECTV GROUP INCORPORATED+                                                                     2,972,200
      66,000   NII HOLDINGS INCORPORATED+                                                                      3,607,560
                                                                                                              11,154,320
                                                                                                         ---------------
DEPOSITORY INSTITUTIONS: 2.13%
     102,000   NEW YORK COMMUNITY BANCORP INCORPORATED                                                         1,695,240
      27,000   NORTHERN TRUST CORPORATION                                                                      2,110,590
      51,000   STATE STREET CORPORATION                                                                        3,653,640
                                                                                                               7,459,470
                                                                                                         ---------------
E-COMMERCE/SERVICES: 1.18%
      54,000   AMAZON.COM INCORPORATED+                                                                        4,122,360
                                                                                                         ---------------
EATING & DRINKING PLACES: 3.66%
     210,000   BURGER KING HOLDINGS INCORPORATED                                                               5,634,300
     120,000   MCDONALD'S CORPORATION                                                                          7,174,800
                                                                                                              12,809,100
                                                                                                         ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.48%
     250,000   DYNEGY INCORPORATED CLASS A+                                                                    1,682,500
                                                                                                         ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 59


Portfolio of Investments--July 31, 2008

LARGE CAP GROWTH FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   ---------------------------------------------------------------------------------------   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.76%
     268,000   CISCO SYSTEMS INCORPORATED+                                                               $     5,893,320
      87,000   EMERSON ELECTRIC COMPANY                                                                        4,236,900
      96,000   MARVELL TECHNOLOGY GROUP LIMITED+                                                               1,419,840
     156,000   QUALCOMM INCORPORATED                                                                           8,633,040
                                                                                                              20,183,100
                                                                                                         ---------------
FOOD & KINDRED PRODUCTS: 1.25%
      85,000   THE COCA-COLA COMPANY                                                                           4,377,500
                                                                                                         ---------------
GENERAL MERCHANDISE STORES: 2.86%
     171,000   WAL-MART STORES INCORPORATED                                                                   10,024,020
                                                                                                         ---------------
HEALTH SERVICES: 1.49%
      57,000   COVANCE INCORPORATED+                                                                           5,232,600
                                                                                                         ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.54%
      11,000   ALCON INCORPORATED                                                                              1,896,730
                                                                                                         ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 12.05%
      51,000   APPLE INCORPORATED+                                                                             8,106,450
      15,000   DEERE & COMPANY                                                                                 1,052,400
      19,000   FLOWSERVE CORPORATION                                                                           2,533,460
     213,000   HEWLETT-PACKARD COMPANY                                                                         9,542,400
     201,000   INTEL CORPORATION                                                                               4,460,190
      16,000   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                     2,047,680
      47,000   RESEARCH IN MOTION LIMITED+                                                                     5,772,540
      69,000   SMITH INTERNATIONAL INCORPORATED                                                                5,132,220
      28,000   SPX CORPORATION                                                                                 3,549,840
                                                                                                              42,197,180
                                                                                                         ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS: 3.74%
      56,000   BECTON DICKINSON & COMPANY                                                                      4,754,960
      36,000   RAYTHEON COMPANY                                                                                2,049,480
     104,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                          6,294,080
                                                                                                              13,098,520
                                                                                                         ---------------
MEDICAL EQUIPMENT & SUPPLIES: 3.41%
       7,000   INTUITIVE SURGICAL INCORPORATED+                                                                2,179,030
      21,000   MEDTRONIC INCORPORATED                                                                          1,109,430
     186,000   ST. JUDE MEDICAL INCORPORATED+                                                                  8,663,880
                                                                                                              11,952,340
                                                                                                         ---------------
MEDICAL MANAGEMENT SERVICES: 0.95%
      47,000   EXPRESS SCRIPTS INCORPORATED+                                                                   3,315,380
                                                                                                         ---------------
MEDICAL PRODUCTS: 2.55%
      23,000   ALLERGAN INCORPORATED                                                                           1,194,390
     113,000   BAXTER INTERNATIONAL INCORPORATED                                                               7,752,930
                                                                                                               8,947,320
                                                                                                         ---------------
METAL MINING: 0.47%
      17,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                             1,644,750
                                                                                                         ---------------
MISCELLANEOUS RETAIL: 1.59%
     153,000   CVS CAREMARK CORPORATION                                                                        5,584,500
                                                                                                         ---------------

                 60 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2008

LARGE CAP GROWTH FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   ---------------------------------------------------------------------------------------   ---------------
OIL & GAS EXTRACTION: 6.53%
      67,000   APACHE CORPORATION                                                                        $     7,515,390
      41,000   CHESAPEAKE ENERGY CORPORATION                                                                   2,056,150
      55,000   OCEANEERING INTERNATIONAL INCORPORATED+                                                         3,335,200
      36,000   RANGE RESOURCES CORPORATION                                                                     1,748,160
      31,000   ULTRA PETROLEUM CORPORATION+                                                                    2,212,780
     127,000   XTO ENERGY INCORPORATED                                                                         5,998,210
                                                                                                              22,865,890
                                                                                                         ---------------
OIL COMPANIES: 0.51%
      32,000   PETROLEO BRASILEIRO SA ADR                                                                      1,789,120
                                                                                                         ---------------
PRIMARY METAL INDUSTRIES: 0.83%
      51,000   NUCOR CORPORATION                                                                               2,918,220
                                                                                                         ---------------
RAILROAD TRANSPORTATION: 3.38%
      56,000   BURLINGTON NORTHERN SANTA FE CORPORATION                                                        5,831,280
      73,000   UNION PACIFIC CORPORATION                                                                       6,018,120
                                                                                                              11,849,400
                                                                                                         ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.37%
     333,000   CHARLES SCHWAB CORPORATION                                                                      7,622,370
      70,000   T. ROWE PRICE GROUP INCORPORATED                                                                4,189,500
                                                                                                              11,811,870
                                                                                                         ---------------
SOCIAL SERVICES: 1.77%
     237,000   ABB LIMITED ADR                                                                                 6,214,140
                                                                                                         ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.81%
     112,000   CORNING INCORPORATED                                                                            2,241,120
      97,000   OWENS-ILLINOIS INCORPORATED+                                                                    4,097,280
                                                                                                               6,338,400
                                                                                                         ---------------
TRANSPORTATION EQUIPMENT: 3.07%
      67,000   LOCKHEED MARTIN CORPORATION<<                                                                   6,990,110
      59,000   UNITED TECHNOLOGIES CORPORATION                                                                 3,774,820
                                                                                                              10,764,930
                                                                                                         ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.59%
      35,000   NIKE INCORPORATED CLASS B<<                                                                     2,053,800
                                                                                                         ---------------
TOTAL COMMON STOCKS (COST $358,207,653)                                                                      339,378,138
                                                                                                         ---------------
COLLATERAL FOR SECURITIES LENDING: 4.12%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.37%
     322,559   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                         322,559
     322,559   DAILY ASSETS FUND INSTITUTIONAL                                                                   322,559
     322,559   DREYFUS CASH MANAGEMENT FUND                                                                      322,559
     322,559   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                   322,559
                                                                                                               1,290,236
                                                                                                         ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 61


Portfolio of Investments--July 31, 2008

LARGE CAP GROWTH FUND

 PRINCIPAL     SECURITY NAME                                             INTEREST RATE   MATURITY DATE        VALUE
------------   -------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS: 3.75%
$    129,024   ALPINE SECURITIZATION CORPORATION++                           2.50%         08/14/2008    $       128,907
     129,024   AMSTEL FUNDING CORPORATION++                                  2.73          08/12/2008            128,916
     129,024   AMSTERDAM FUNDING CORPORATION++                               2.53          08/15/2008            128,897
      49,459   AMSTERDAM FUNDING CORPORATION++                               2.55          08/04/2008             49,449
      98,918   APRECO LLC++                                                  2.55          08/15/2008             98,820
     184,934   ASPEN FUNDING CORPORATION++                                   2.25          08/01/2008            184,934
     150,527   ASPEN FUNDING CORPORATION++                                   2.55          08/19/2008            150,336
     150,527   ATLANTIC ASSET SECURITIZATION CORPORATION++                   2.48          08/05/2008            150,486
      96,768   ATLANTIC ASSET SECURITIZATION CORPORATION++                   2.48          08/06/2008             96,734
     129,024   ATLANTIS ONE FUNDING CORPORATION++                            2.50          08/08/2008            128,961
     107,520   BANCO SANTANDER TOTTA LOAN+++/-                               2.48          10/15/2008            107,482
     193,535   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $193,547)                                     2.25          08/01/2008            193,535
     593,508   BANK OF IRELAND                                               2.20          08/01/2008            593,508
     318,258   BANK OF IRELAND                                               2.25          08/01/2008            318,258
     223,641   BANK OF IRELAND                                               2.30          08/01/2008            223,641
     107,520   BANK OF IRELAND+++/-                                          2.67          10/14/2008            107,498
     150,527   BRYANT BANK FUNDING LLC++                                     2.47          08/18/2008            150,352
      95,426   CANCARA ASSET SECURITIZATION LIMITED++                        2.57          08/13/2008             95,344
     150,527   CHARIOT FUNDING LLC++                                         2.45          08/21/2008            150,323
     107,520   CHARIOT FUNDING LLC++                                         2.47          08/01/2008            107,520
     127,900   CHEYNE FINANCE LLC+++/-##(A)(I)                               8.89          02/25/2008             17,458
      98,470   CHEYNE FINANCE LLC+/-##(A)(I)                                 8.99          05/19/2008             13,441
     356,965   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MONEY MARKET SECURITIES
               (MATURITY VALUE $356,988)                                     2.27          08/01/2008            356,965
     688,126   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $688,168)                                     2.20          08/01/2008            688,126
     146,227   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MONEY MARKET
               SECURITIES (MATURITY VALUE $146,236)                          2.27          08/01/2008            146,227
     129,024   ENTERPRISE FUNDING LLC++                                      2.45          08/06/2008            128,980
     150,527   ENTERPRISE FUNDING LLC++                                      2.47          08/21/2008            150,321
     129,024   ERASMUS CAPITAL CORPORATION                                   2.50          08/06/2008            128,979
      38,277   ERASMUS CAPITAL CORPORATION                                   2.75          08/05/2008             38,265
     150,527   EUREKA SECURITIZATION INCORPORATED++                          2.56          08/22/2008            150,303
     111,820   FAIRWAY FINANCE CORPORATION++                                 2.55          08/07/2008            111,773
     111,820   FAIRWAY FINANCE CORPORATION++                                 2.55          08/11/2008            111,741
     129,024   FALCON ASSET SECURITIZATION CORPORATION                       2.47          08/06/2008            128,979
     120,641   FALCON ASSET SECURITIZATION CORPORATION++                     2.48          08/13/2008            120,542
     118,272   FORTIS BANQUE LUXEMBOURG                                      2.55          08/28/2008            118,045
      67,961   GEMINI SECURITIZATION INCORPORATED++                          2.55          08/14/2008             67,898
     140,550   GEMINI SECURITIZATION INCORPORATED++                          2.55          08/26/2008            140,301
     100,010   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $100,016)                                     2.15          08/01/2008            100,010
     111,820   GRAMPIAN FUNDING LIMITED++                                    2.55          08/08/2008            111,765
     129,024   GRAMPIAN FUNDING LIMITED++                                    2.55          08/12/2008            128,923
     417,734   GRYPHON FUNDING LIMITED+/-(A)(I)                              0.00          08/23/2009            178,440
     279,551   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(A)(I)           2.54          10/16/2008            279,551
     202,137   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MONEY MARKET SECURITIES
               (MATURITY VALUE $202,150)                                     2.27          08/01/2008            202,137
     430,079   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $430,105)                                     2.19          08/01/2008            430,079
      47,309   JUPITER SECURITIZATION CORPORATION++                          2.25          08/01/2008             47,309
     129,024   JUPITER SECURITIZATION CORPORATION++                          2.47          08/05/2008            128,988
      86,016   JUPITER SECURITIZATION CORPORATION++                          2.50          08/04/2008             85,998
      64,512   KITTY HAWK FUNDING CORPORATION++                              2.47          08/11/2008             64,468

                 62 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2008

LARGE CAP GROWTH FUND

 PRINCIPAL     SECURITY NAME                                             INTEREST RATE   MATURITY DATE        VALUE
------------   -------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    129,024   LIBERTY STREET FUNDING CORPORATION++                          2.65%         08/18/2008    $       128,862
     129,024   LIBERTY STREET FUNDING CORPORATION++                          2.71          08/06/2008            128,975
     215,039   LINKS FINANCE LLC+++/-                                        2.26          08/15/2008            214,887
     322,559   MAZARIN FUNDING CORPORATION+++/-                              2.26          08/04/2008            322,511
     150,527   MONT BLANC CAPITAL CORPORATION++                              2.57          08/18/2008            150,345
      19,891   MORGAN STANLEY+/-                                             2.58          10/15/2008             19,879
     253,746   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MONEY MARKET
               SECURITIES (MATURITY VALUE $253,762)                          2.29          08/01/2008            253,746
     288,153   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED
               SECURITIES (MATURITY VALUE $288,386)                          2.24          08/13/2008            288,153
     129,024   NATIONWIDE BUILDING SOCIETY++                                 2.54          08/05/2008            128,987
     215,039   NORTHERN ROCK PLC+++/-                                        2.49          10/03/2008            214,632
      75,823   OLD LINE FUNDING CORPORATION++                                2.48          08/08/2008             75,786
     129,024   OLD LINE FUNDING CORPORATION++                                2.50          08/25/2008            128,809
     111,390   PALISADES INSURANCE COMPANY                                   2.64          08/20/2008            111,235
     129,024   PALISADES INSURANCE COMPANY                                   2.75          08/01/2008            129,024
      10,752   PALISADES INSURANCE COMPANY                                   3.00          08/01/2008             10,752
     150,527   PARK AVENUE RECEIVABLES CORPORATION++                         2.45          08/19/2008            150,343
     107,520   PICAROS FUNDING LLC                                           2.53          08/27/2008            107,323
     150,527   PICAROS FUNDING LLC++                                         2.54          08/22/2008            150,304
     150,527   RANGER FUNDING CORPORATION++                                  2.45          08/20/2008            150,333
     118,272   REGENCY MARKETS #1 LLC++                                      2.57          08/07/2008            118,221
     129,024   SCALDIS CAPITAL LIMITED++                                     2.57          08/13/2008            128,913
     150,527   SCALDIS CAPITAL LIMITED++                                     2.60          08/26/2008            150,256
     150,527   SHEFFIELD RECEIVABLES CORPORATION++                           2.45          08/11/2008            150,425
     133,324   STANFIELD VICTORIA FUNDING LLC+++/-##(A)(I)                   5.88          04/03/2008            106,659
     215,039   STANFIELD VICTORIA FUNDING LLC+++/-##(A)(I)                   6.10          02/15/2008            172,031
     145,367   SURREY FUNDING CORPORATION++                                  2.70          08/21/2008            145,149
     129,024   SWEDBANK MORTGAGE AB                                          2.67          08/11/2008            128,928
     129,024   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++          2.50          08/01/2008            129,024
     129,024   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++          2.55          08/14/2008            128,905
      62,624   THUNDER BAY FUNDING INCORPORATED++                            2.45          08/18/2008             62,551
     129,024   THUNDER BAY FUNDING INCORPORATED++                            2.50          08/20/2008            128,853
     129,024   TULIP FUNDING CORPORATION++                                   2.53          08/12/2008            128,924
     107,520   UNICREDITO ITALIANO BANK (IRELAND)+++/-                       2.49          10/14/2008            107,495
     107,520   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-            2.49          10/08/2008            107,497
      64,512   VARIABLE FUNDING CAPITAL CORPORATION++                        2.45          08/15/2008             64,450
      75,264   VARIABLE FUNDING CAPITAL CORPORATION++                        2.47          08/29/2008             75,119
     107,520   VICTORIA FINANCE LLC+++/-##(A)(I)                             2.62          08/07/2008             86,016
     184,934   VICTORIA FINANCE LLC+++/-##(A)(I)                             2.90          07/28/2008            147,947
     215,039   WHITE PINE FINANCE LLC+++/-##(A)(I)                           5.43          02/22/2008            197,191
     129,024   WINDMILL FUNDING CORPORATION++                                2.50          08/11/2008            128,931
                                                                                                              13,128,284
                                                                                                         ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $14,736,316)                                                    14,418,520
                                                                                                         ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 63


Portfolio of Investments--July 31, 2008

LARGE CAP GROWTH FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   -------------------------------------------------------                                   ---------------
SHORT-TERM INVESTMENTS: 3.67%
  12,878,258   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                              $    12,878,258
                                                                                                         ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $12,878,258)                                                               12,878,258
                                                                                                         ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $385,822,227)*                                                         104.66%                     $   366,674,916
OTHER ASSETS AND LIABILITIES, NET                                             (4.66)                         (16,322,842)
                                                                             ------                      ---------------
TOTAL NET ASSETS                                                             100.00%                     $   350,352,074
                                                                             ------                      ---o-----------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

## This security is currently in default with regards to scheduled interest and/or principal payments.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $12,878,258.

* Cost for federal income tax purposes is $386,977,133 and net unrealized appreciation (depreciation) consists of:

ross unrealized appreciation                 $ 10,211,157
Gross unrealized depreciation                 (30,513,374)
                                             ------------
Net unrealized appreciation (depreciation)   $(20,302,217)

The accompanying notes are an integral part of these financial statements.

                 64 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2008

LARGE COMPANY CORE FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   ---------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 97.75%
BUSINESS SERVICES: 8.69%
      98,150   EBAY INCORPORATED+                                                                        $     2,470,436
     381,500   MICROSOFT CORPORATION                                                                           9,812,180
     456,000   MONSTER WORLDWIDE INCORPORATED+                                                                 8,089,440
      62,000   OMNICOM GROUP INCORPORATED                                                                      2,646,780
      65,000   YAHOO! INCORPORATED+                                                                            1,292,850
                                                                                                              24,311,686
                                                                                                         ---------------
CHEMICALS & ALLIED PRODUCTS: 4.80%
     148,200   BRISTOL-MYERS SQUIBB COMPANY                                                                    3,129,984
     150,000   PFIZER INCORPORATED                                                                             2,800,500
     185,200   WYETH                                                                                           7,504,304
                                                                                                              13,434,788
                                                                                                         ---------------
COMMUNICATIONS: 3.85%
     523,500   COMCAST CORPORATION CLASS A                                                                    10,752,690
                                                                                                         ---------------
DEPOSITORY INSTITUTIONS: 8.84%
     243,300   BANK OF AMERICA CORPORATION                                                                     8,004,570
     282,200   CITIGROUP INCORPORATED                                                                          5,274,318
     199,724   JPMORGAN CHASE & COMPANY                                                                        8,114,786
     120,300   WESTERN UNION COMPANY                                                                           3,325,092
                                                                                                              24,718,766
                                                                                                         ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 14.21%
     284,000   ANALOG DEVICES INCORPORATED                                                                     8,664,840
     390,700   CISCO SYSTEMS INCORPORATED+                                                                     8,591,493
     321,025   GENERAL ELECTRIC COMPANY                                                                        9,081,797
     434,500   NOVELLUS SYSTEMS INCORPORATED+<<                                                                8,850,765
     137,475   TYCO ELECTRONICS LIMITED                                                                        4,555,922
                                                                                                              39,744,817
                                                                                                         ---------------
GENERAL MERCHANDISE STORES: 3.98%
     190,000   WAL-MART STORES INCORPORATED                                                                   11,137,800
                                                                                                         ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 10.26%
     128,700   3M COMPANY                                                                                      9,059,193
     497,000   DELL INCORPORATED+                                                                             12,211,290
     334,500   INTEL CORPORATION                                                                               7,422,555
                                                                                                              28,693,038
                                                                                                         ---------------
INSURANCE CARRIERS: 1.93%
     207,500   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                       5,405,375
                                                                                                         ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.86%
     218,900   COVIDIEN LIMITED                                                                               10,778,636
                                                                                                         ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.82%
     239,600   TYCO INTERNATIONAL LIMITED                                                                     10,676,576
                                                                                                         ---------------
MISCELLANEOUS RETAIL: 6.25%
     342,500   OFFICE DEPOT INCORPORATED+                                                                      2,329,000
     359,000   STAPLES INCORPORATED                                                                            8,077,500
     206,000   WALGREEN COMPANY                                                                                7,074,040
                                                                                                              17,480,540
                                                                                                         ---------------
MOTION PICTURES: 3.70%
     723,000   TIME WARNER INCORPORATED                                                                       10,353,360
                                                                                                         ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 65


Portfolio of Investments--July 31, 2008

LARGE COMPANY CORE FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   ---------------------------------------------------------------------------------------   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.92%
      97,000   AMERICAN EXPRESS COMPANY                                                                  $     3,600,640
     120,000   DISCOVER FINANCIAL SERVICES                                                                     1,758,000
                                                                                                               5,358,640
                                                                                                         ---------------
OIL & GAS EXTRACTION: 3.52%
     103,800   DEVON ENERGY CORPORATION                                                                        9,849,582
                                                                                                         ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 8.88%
     123,300   CHEVRON CORPORATION                                                                            10,426,248
     137,500   CONOCOPHILLIPS                                                                                 11,222,750
      95,500   VALERO ENERGY CORPORATION                                                                       3,190,655
                                                                                                              24,839,653
                                                                                                         ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.60%
     247,500   MCGRAW-HILL COMPANIES INCORPORATED<<                                                           10,065,825
                                                                                                         ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.54%
     185,200   MERRILL LYNCH & COMPANY INCORPORATED<<                                                          4,935,580
     196,200   MORGAN STANLEY                                                                                  7,745,976
                                                                                                              12,681,556
                                                                                                         ---------------
TRAVEL & RECREATION: 1.10%
      83,000   CARNIVAL CORPORATION                                                                            3,066,020
                                                                                                         ---------------
TOTAL COMMON STOCKS (COST $309,298,261)                                                                      273,349,348
                                                                                                         ---------------
COLLATERAL FOR SECURITIES LENDING: 4.97%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.45%
     310,690   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                         310,690
     310,690   DAILY ASSETS FUND INSTITUTIONAL                                                                   310,690
     310,690   DREYFUS CASH MANAGEMENT FUND                                                                      310,690
     310,690   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                   310,690
                                                                                                               1,242,760
                                                                                                         ---------------

  PRINCIPAL                                                              INTEREST RATE   MATURITY DATE
------------                                                             -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.52%
$    124,276   ALPINE SECURITIZATION CORPORATION++                           2.50%         08/14/2008            124,164
     124,276   AMSTEL FUNDING CORPORATION++                                  2.73          08/12/2008            124,172
     124,276   AMSTERDAM FUNDING CORPORATION++                               2.53          08/15/2008            124,154
      47,639   AMSTERDAM FUNDING CORPORATION++                               2.55          08/04/2008             47,629
      95,278   APRECO LLC++                                                  2.55          08/15/2008             95,184
     178,129   ASPEN FUNDING CORPORATION++                                   2.25          08/01/2008            178,129
     144,989   ASPEN FUNDING CORPORATION++                                   2.55          08/19/2008            144,804
     144,989   ATLANTIC ASSET SECURITIZATION CORPORATION++                   2.48          08/05/2008            144,949
      93,207   ATLANTIC ASSET SECURITIZATION CORPORATION++                   2.48          08/06/2008             93,175
     124,276   ATLANTIS ONE FUNDING CORPORATION++                            2.50          08/08/2008            124,216
     103,563   BANCO SANTANDER TOTTA LOAN+++/-                               2.48          10/15/2008            103,527
     186,414   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $186,426)                                            2.25          08/01/2008            186,414
     571,670   BANK OF IRELAND                                               2.20          08/01/2008            571,670
     306,547   BANK OF IRELAND                                               2.25          08/01/2008            306,547
     215,412   BANK OF IRELAND                                               2.30          08/01/2008            215,412
     103,563   BANK OF IRELAND+++/-                                          2.67          10/14/2008            103,543
     144,989   BRYANT BANK FUNDING LLC++                                     2.47          08/18/2008            144,819
      91,914   CANCARA ASSET SECURITIZATION LIMITED++                        2.57          08/13/2008             91,836

                 66 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2008

LARGE COMPANY CORE FUND

  PRINCIPAL    SECURITY NAME                                             INTEREST RATE   MATURITY DATE        VALUE
------------   -------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    144,989   CHARIOT FUNDING LLC++                                         2.45%         08/21/2008    $       144,791
     103,563   CHARIOT FUNDING LLC++                                         2.47          08/01/2008            103,563
     123,194   CHEYNE FINANCE LLC+++/-##(A)(I)                               8.89          02/25/2008             16,816
      94,847   CHEYNE FINANCE LLC+/-##(A)(I)                                 8.99          05/19/2008             12,947
     343,830   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY
                  VALUE $343,852)                                            2.27          08/01/2008            343,830
     662,805   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $662,846)                                  2.20          08/01/2008            662,805
     140,846   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY
                  VALUE $140,855)                                            2.27          08/01/2008            140,846
     124,276   ENTERPRISE FUNDING LLC++                                      2.45          08/06/2008            124,234
     144,989   ENTERPRISE FUNDING LLC++                                      2.47          08/21/2008            144,790
     124,276   ERASMUS CAPITAL CORPORATION                                   2.50          08/06/2008            124,233
      36,869   ERASMUS CAPITAL CORPORATION                                   2.75          08/05/2008             36,857
     144,989   EUREKA SECURITIZATION INCORPORATED++                          2.56          08/22/2008            144,772
     107,706   FAIRWAY FINANCE CORPORATION++                                 2.55          08/07/2008            107,660
     107,706   FAIRWAY FINANCE CORPORATION++                                 2.55          08/11/2008            107,630
     124,276   FALCON ASSET SECURITIZATION CORPORATION                       2.47          08/06/2008            124,233
     116,202   FALCON ASSET SECURITIZATION CORPORATION++                     2.48          08/13/2008            116,106
     113,920   FORTIS BANQUE LUXEMBOURG                                      2.55          08/28/2008            113,701
      65,460   GEMINI SECURITIZATION INCORPORATED++                          2.55          08/14/2008             65,400
     135,378   GEMINI SECURITIZATION INCORPORATED++                          2.55          08/26/2008            135,138
      96,330   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $96,336)                                   2.15          08/01/2008             96,330
     107,706   GRAMPIAN FUNDING LIMITED++                                    2.55          08/08/2008            107,652
     124,276   GRAMPIAN FUNDING LIMITED++                                    2.55          08/12/2008            124,179
     402,363   GRYPHON FUNDING LIMITED+/-(A)(I)                              0.00          08/23/2009            171,872
     269,264   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(A)(I)           2.54          10/16/2008            269,264
     194,699   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY
                  VALUE $194,711)                                            2.27          08/01/2008            194,699
     414,253   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $414,278)                                  2.19          08/01/2008            414,253
      45,568   JUPITER SECURITIZATION CORPORATION++                          2.25          08/01/2008             45,568
     124,276   JUPITER SECURITIZATION CORPORATION++                          2.47          08/05/2008            124,242
      82,851   JUPITER SECURITIZATION CORPORATION++                          2.50          08/04/2008             82,833
      62,138   KITTY HAWK FUNDING CORPORATION++                              2.47          08/11/2008             62,095
     124,276   LIBERTY STREET FUNDING CORPORATION++                          2.65          08/18/2008            124,120
     124,276   LIBERTY STREET FUNDING CORPORATION++                          2.71          08/06/2008            124,229
     207,127   LINKS FINANCE LLC+++/-                                        2.26          08/15/2008            206,980
     310,690   MAZARIN FUNDING CORPORATION+++/-                              2.26          08/04/2008            310,644
     144,989   MONT BLANC CAPITAL CORPORATION++                              2.57          08/18/2008            144,813
      19,159   MORGAN STANLEY+/-                                             2.58          10/15/2008             19,148
     244,409   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY
                  VALUE $244,425)                                            2.29          08/01/2008            244,409
     277,550   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $277,775)                                  2.24          08/13/2008            277,550
     124,276   NATIONWIDE BUILDING SOCIETY++                                 2.54          08/05/2008            124,241
     207,127   NORTHERN ROCK PLC+++/-                                        2.49          10/03/2008            206,734
      73,033   OLD LINE FUNDING CORPORATION++                                2.48          08/08/2008             72,998
     124,276   OLD LINE FUNDING CORPORATION++                                2.50          08/25/2008            124,069
     107,292   PALISADES INSURANCE COMPANY                                   2.64          08/20/2008            107,142
     124,276   PALISADES INSURANCE COMPANY                                   2.75          08/01/2008            124,276
      10,356   PALISADES INSURANCE COMPANY                                   3.00          08/01/2008             10,356
     144,989   PARK AVENUE RECEIVABLES CORPORATION++                         2.45          08/19/2008            144,811
     103,563   PICAROS FUNDING LLC                                           2.53          08/27/2008            103,374
     144,989   PICAROS FUNDING LLC++                                         2.54          08/22/2008            144,774

                 Wells Fargo Advantage Large Cap Stock Funds 67


Portfolio of Investments--July 31, 2008

LARGE COMPANY CORE FUND

  PRINCIPAL    SECURITY NAME                                             INTEREST RATE   MATURITY DATE        VALUE
------------   -------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    144,989   RANGER FUNDING CORPORATION++                                  2.45%         08/20/2008    $       144,801
     113,920   REGENCY MARKETS #1 LLC++                                      2.57          08/07/2008            113,871
     124,276   SCALDIS CAPITAL LIMITED++                                     2.57          08/13/2008            124,169
     144,989   SCALDIS CAPITAL LIMITED++                                     2.60          08/26/2008            144,727
     144,989   SHEFFIELD RECEIVABLES CORPORATION++                           2.45          08/11/2008            144,890
     128,418   STANFIELD VICTORIA FUNDING LLC+++/-##(A)(I)                   5.88          04/03/2008            102,735
     207,127   STANFIELD VICTORIA FUNDING LLC+++/-##(A)(I)                   6.10          02/15/2008            165,701
     140,018   SURREY FUNDING CORPORATION++                                  2.70          08/21/2008            139,808
     124,276   SWEDBANK MORTGAGE AB                                          2.67          08/11/2008            124,184
     124,276   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++          2.50          08/01/2008            124,276
     124,276   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++          2.55          08/14/2008            124,161
      60,319   THUNDER BAY FUNDING INCORPORATED++                            2.45          08/18/2008             60,250
     124,276   THUNDER BAY FUNDING INCORPORATED++                            2.50          08/20/2008            124,112
     124,276   TULIP FUNDING CORPORATION++                                   2.53          08/12/2008            124,180
     103,563   UNICREDITO ITALIANO BANK (IRELAND)+++/-                       2.49          10/14/2008            103,539
     103,563   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-            2.49          10/08/2008            103,542
      62,138   VARIABLE FUNDING CAPITAL CORPORATION++                        2.45          08/15/2008             62,079
      72,494   VARIABLE FUNDING CAPITAL CORPORATION++                        2.47          08/29/2008             72,355
     103,563   VICTORIA FINANCE LLC+++/-##(A)(I)                             2.62          08/07/2008             82,851
     178,129   VICTORIA FINANCE LLC+++/-##(A)(I)                             2.90          07/28/2008            142,503
     207,127   WHITE PINE FINANCE LLC+++/-##(A)(I)                           5.43          02/22/2008            189,935
     124,276   WINDMILL FUNDING CORPORATION++                                2.50          08/11/2008            124,185
                                                                                                              12,645,205
                                                                                                         ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $14,186,649)                                                    13,887,965
                                                                                                         ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 0.62%
   1,729,050   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                    1,729,050
                                                                                                         ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,729,050)                                                                 1,729,050
                                                                                                         ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $325,213,960)*                                                     103.34%                      $   288,966,363
OTHER ASSETS AND LIABILITIES, NET                                            (3.34)                           (9,333,517)
                                                                            ------                       ---------------
TOTAL NET ASSETS                                                            100.00%                      $   279,632,846
                                                                            ======                       ===============

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

## This security is currently in default with regards to scheduled interest and/or principal payments.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $1,729,050.

* Cost for federal income tax purposes is $325,613,067 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 14,506,644
Gross unrealized depreciation                 (51,153,348)
                                             ------------
Net unrealized appreciation (depreciation)   $(36,646,704)

The accompanying notes are an integral part of these financial statements.

                 68 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2008

LARGE COMPANY VALUE FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   ---------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 96.83%
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.49%
      31,416   HOME DEPOT INCORPORATED                                                                   $       748,643
                                                                                                         ---------------
BUSINESS SERVICES: 2.57%
      33,367   ALLIANCE DATA SYSTEMS CORPORATION<<+                                                            2,140,493
      86,192   SYMANTEC CORPORATION<<+                                                                         1,816,065
                                                                                                               3,956,558
                                                                                                         ---------------
CHEMICALS & ALLIED PRODUCTS: 8.96%
      38,557   AMGEN INCORPORATED+                                                                             2,414,825
      76,461   BRISTOL-MYERS SQUIBB COMPANY                                                                    1,614,856
      20,231   DOW CHEMICAL COMPANY                                                                              673,895
      54,499   JOHNSON & JOHNSON                                                                               3,731,547
     198,719   PFIZER INCORPORATED                                                                             3,710,084
      25,211   PROCTER & GAMBLE COMPANY                                                                        1,650,816
                                                                                                              13,796,023
                                                                                                         ---------------
COMMUNICATIONS: 5.31%
      62,285   AMERICAN TOWER CORPORATION CLASS A+                                                             2,609,742
      89,349   AT&T INCORPORATED                                                                               2,752,843
      82,676   VERIZON COMMUNICATIONS INCORPORATED                                                             2,814,291
                                                                                                               8,176,876
                                                                                                         ---------------
DEPOSITORY INSTITUTIONS: 15.21%
      94,630   BANK OF AMERICA CORPORATION                                                                     3,113,327
      55,982   BANK OF NEW YORK MELLON CORPORATION                                                             1,987,361
     227,562   CITIGROUP INCORPORATED                                                                          4,253,134
      95,229   COMERICA INCORPORATED                                                                           2,734,977
      91,611   JPMORGAN CHASE & COMPANY                                                                        3,722,155
      87,170   UNIONBANCAL CORPORATION                                                                         4,682,772
      87,181   WACHOVIA CORPORATION<<                                                                          1,505,616
      48,415   ZIONS BANCORPORATION                                                                            1,417,107
                                                                                                              23,416,449
                                                                                                         ---------------
EATING & DRINKING PLACES: 1.86%
      47,796   MCDONALD'S CORPORATION                                                                          2,857,723
                                                                                                         ---------------
ELECTRIC, GAS & SANITARY SERVICES: 7.53%
      58,934   DOMINION RESOURCES INCORPORATED                                                                 2,603,704
     225,783   DUKE ENERGY CORPORATION                                                                         3,969,265
      30,772   ENTERGY CORPORATION                                                                             3,290,142
      48,938   WASTE MANAGEMENT INCORPORATED                                                                   1,739,257
                                                                                                              11,602,368
                                                                                                         ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.88%
     211,324   GENERAL ELECTRIC COMPANY                                                                        5,978,356
                                                                                                         ---------------
FOOD & KINDRED PRODUCTS: 2.42%
      41,153   ARCHER DANIELS MIDLAND COMPANY                                                                  1,178,210
      24,798   CAMPBELL SOUP COMPANY                                                                             902,151
      76,002   CONAGRA FOODS INCORPORATED                                                                      1,647,723
                                                                                                               3,728,084
                                                                                                         ---------------
HOLDING & OTHER INVESTMENT OFFICES: 3.01%
      24,014   BOSTON PROPERTIES INCORPORATED                                                                  2,309,907
      25,149   SIMON PROPERTY GROUP INCORPORATED                                                               2,329,552
                                                                                                               4,639,459
                                                                                                         ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 69


Portfolio of Investments--July 31, 2008

LARGE COMPANY VALUE FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   ---------------------------------------------------------------------------------------   ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.53%
      20,419   BEST BUY COMPANY INCORPORATED                                                             $       811,043
                                                                                                         ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.58%
     110,482   DELL INCORPORATED+                                                                              2,714,543
      18,908   EATON CORPORATION                                                                               1,343,224
      97,135   EMC CORPORATION+                                                                                1,457,996
                                                                                                               5,515,763
                                                                                                         ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.91%
     103,863   MARSH & MCLENNAN COMPANIES INCORPORATED                                                         2,934,130
                                                                                                         ---------------
INSURANCE CARRIERS: 7.22%
      51,344   ALLSTATE CORPORATION                                                                            2,373,120
      54,958   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                       1,431,656
      49,871   CHUBB CORPORATION                                                                               2,395,803
      92,113   CIGNA CORPORATION<<                                                                             3,410,023
      46,000   ING GROUP NV ADR<<                                                                              1,502,820
                                                                                                              11,113,422
                                                                                                         ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.75%
      25,952   ROCKWELL AUTOMATION INCORPORATED                                                                1,155,124
                                                                                                         ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 1.02%
      24,469   VULCAN MATERIALS COMPANY<<                                                                      1,570,665
                                                                                                         ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.19%
      91,203   MATTEL INCORPORATED                                                                             1,828,620
                                                                                                         ---------------
MISCELLANEOUS RETAIL: 2.12%
      94,910   WALGREEN COMPANY                                                                                3,259,209
                                                                                                         ---------------
MOTION PICTURES: 1.02%
     109,369   TIME WARNER INCORPORATED                                                                        1,566,164
                                                                                                         ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.49%
      20,523   AMERICAN EXPRESS COMPANY                                                                          761,814
                                                                                                         ---------------
OIL & GAS EXTRACTION: 6.02%
      83,403   BJ SERVICES COMPANY                                                                             2,452,048
      28,097   DEVON ENERGY CORPORATION                                                                        2,666,124
      65,530   NABORS INDUSTRIES LIMITED<<+                                                                    2,389,224
      45,640   PRIDE INTERNATIONAL INCORPORATED+                                                               1,769,006
                                                                                                               9,276,402
                                                                                                         ---------------
PERSONAL SERVICES: 0.40%
      17,397   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                        622,117
                                                                                                         ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.94%
      72,084   CONOCOPHILLIPS                                                                                  5,883,496
      78,819   EXXON MOBIL CORPORATION                                                                         6,339,412
                                                                                                              12,222,908
                                                                                                         ---------------
PRIMARY METAL INDUSTRIES: 2.61%
      71,547   ALCOA INCORPORATED                                                                              2,414,711
      10,042   UNITED STATES STEEL CORPORATION                                                                 1,610,335
                                                                                                               4,025,046
                                                                                                         ---------------

                 70 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2008

LARGE COMPANY VALUE FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   ---------------------------------------------------------------------------------------   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.65%
      62,471   MCGRAW-HILL COMPANIES INCORPORATED                                                        $     2,540,696
                                                                                                         ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.15%
      13,523   ALLIANCE BERNSTEIN HOLDING LP                                                                     702,520
       7,695   FRANKLIN RESOURCES INCORPORATED                                                                   774,194
      10,010   GOLDMAN SACHS GROUP INCORPORATED                                                                1,842,240
                                                                                                               3,318,954
                                                                                                         ---------------
TOBACCO PRODUCTS: 0.77%
      22,894   PHILIP MORRIS INTERNATIONAL                                                                     1,182,475
                                                                                                         ---------------
TRANSPORTATION EQUIPMENT: 2.58%
      32,977   HONEYWELL INTERNATIONAL INCORPORATED                                                            1,676,551
      23,639   JOHNSON CONTROLS INCORPORATED                                                                     712,952
      23,412   NORTHROP GRUMMAN CORPORATION                                                                    1,577,735
                                                                                                               3,967,238
                                                                                                         ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.93%
      51,904   UNILEVER NV NY SHARES<<                                                                         1,438,260
                                                                                                         ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.71%
      18,900   KIMBERLY-CLARK CORPORATION                                                                      1,092,987
                                                                                                         ---------------
TOTAL COMMON STOCKS (COST $146,590,086)                                                                      149,103,576
                                                                                                         ---------------
COLLATERAL FOR SECURITIES LENDING: 7.68%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.69%
     264,630   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                         264,630
     264,630   DAILY ASSETS FUND INSTITUTIONAL                                                                   264,630
     264,630   DREYFUS CASH MANAGEMENT FUND                                                                      264,630
     264,630   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                   264,630
                                                                                                               1,058,520
                                                                                                         ---------------

 PRINCIPAL     SECURITY NAME                                             INTEREST RATE   MATURITY DATE
------------   -------------------------------------------------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 6.99%
$    105,852   ALPINE SECURITIZATION CORPORATION++                           2.50%         08/14/2008            105,756
     105,852   AMSTEL FUNDING CORPORATION++                                  2.73          08/12/2008            105,764
     105,852   AMSTERDAM FUNDING CORPORATION++                               2.53          08/15/2008            105,748
      40,577   AMSTERDAM FUNDING CORPORATION++                               2.55          08/04/2008             40,568
      81,153   APRECO LLC++                                                  2.55          08/15/2008             81,073
     151,721   ASPEN FUNDING CORPORATION++                                   2.25          08/01/2008            151,721
     123,494   ASPEN FUNDING CORPORATION++                                   2.55          08/19/2008            123,337
     123,494   ATLANTIC ASSET SECURITIZATION CORPORATION++                   2.48          08/05/2008            123,460
      79,389   ATLANTIC ASSET SECURITIZATION CORPORATION++                   2.48          08/06/2008             79,362
     105,852   ATLANTIS ONE FUNDING CORPORATION++                            2.50          08/08/2008            105,801
      88,210   BANCO SANTANDER TOTTA LOAN+++/-                               2.48          10/15/2008             88,179
     158,778   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $158,788)                                  2.25          08/01/2008            158,778
     486,920   BANK OF IRELAND                                               2.20          08/01/2008            486,920
     261,102   BANK OF IRELAND                                               2.25          08/01/2008            261,102
     183,477   BANK OF IRELAND                                               2.30          08/01/2008            183,477
      88,210   BANK OF IRELAND+++/-                                          2.67          10/14/2008             88,193
     123,494   BRYANT BANK FUNDING LLC++                                     2.47          08/18/2008            123,350
      78,288   CANCARA ASSET SECURITIZATION LIMITED++                        2.57          08/13/2008             78,221
     123,494   CHARIOT FUNDING LLC++                                         2.45          08/21/2008            123,326

                 Wells Fargo Advantage Large Cap Stock Funds 71


Portfolio of Investments--July 31, 2008

LARGE COMPANY VALUE FUND

 PRINCIPAL     SECURITY NAME                                             INTEREST RATE   MATURITY DATE        VALUE
------------   -------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     88,210   CHARIOT FUNDING LLC++                                         2.47%         08/01/2008    $        88,210
     104,930   CHEYNE FINANCE LLC+++/-##(A)(I)                               8.89          02/25/2008             14,323
      80,786   CHEYNE FINANCE LLC+/-##(A)(I)                                 8.99          05/19/2008             11,027
     292,857   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES
                  (MATURITY VALUE $292,875)                                  2.27          08/01/2008            292,857
     564,544   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $564,578)                                  2.20          08/01/2008            564,544
     119,966   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES
                  (MATURITY VALUE $119,974)                                  2.27          08/01/2008            119,966
     105,852   ENTERPRISE FUNDING LLC++                                      2.45          08/06/2008            105,816
     123,494   ENTERPRISE FUNDING LLC++                                      2.47          08/21/2008            123,325
     105,852   ERASMUS CAPITAL CORPORATION                                   2.50          08/06/2008            105,815
      31,403   ERASMUS CAPITAL CORPORATION                                   2.75          08/05/2008             31,393
     123,494   EUREKA SECURITIZATION INCORPORATED++                          2.56          08/22/2008            123,310
      91,738   FAIRWAY FINANCE CORPORATION++                                 2.55          08/07/2008             91,699
      91,738   FAIRWAY FINANCE CORPORATION++                                 2.55          08/11/2008             91,673
     105,852   FALCON ASSET SECURITIZATION CORPORATION                       2.47          08/06/2008            105,816
      98,975   FALCON ASSET SECURITIZATION CORPORATION++                     2.48          08/13/2008             98,893
      97,031   FORTIS BANQUE LUXEMBOURG                                      2.55          08/28/2008             96,845
      55,756   GEMINI SECURITIZATION INCORPORATED++                          2.55          08/14/2008             55,704
     115,308   GEMINI SECURITIZATION INCORPORATED++                          2.55          08/26/2008            115,104
      82,049   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $82,054)                                   2.15          08/01/2008             82,049
      91,738   GRAMPIAN FUNDING LIMITED++                                    2.55          08/08/2008             91,693
     105,852   GRAMPIAN FUNDING LIMITED++                                    2.55          08/12/2008            105,770
     342,712   GRYPHON FUNDING LIMITED+/-(A)(I)                              0.00          08/23/2009            146,393
     229,346   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(A)(I)           2.54          10/16/2008            229,346
     165,835   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES
                  (MATURITY VALUE $165,845)                                  2.27          08/01/2008            165,835
     352,840   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $352,861)                                  2.19          08/01/2008            352,840
      38,812   JUPITER SECURITIZATION CORPORATION++                          2.25          08/01/2008             38,812
     105,852   JUPITER SECURITIZATION CORPORATION++                          2.47          08/05/2008            105,823
      70,568   JUPITER SECURITIZATION CORPORATION++                          2.50          08/04/2008             70,553
      52,926   KITTY HAWK FUNDING CORPORATION++                              2.47          08/11/2008             52,890
     105,852   LIBERTY STREET FUNDING CORPORATION++                          2.65          08/18/2008            105,720
     105,852   LIBERTY STREET FUNDING CORPORATION++                          2.71          08/06/2008            105,812
     176,420   LINKS FINANCE LLC+++/-                                        2.26          08/15/2008            176,295
     264,630   MAZARIN FUNDING CORPORATION+++/-                              2.26          08/04/2008            264,591
     123,494   MONT BLANC CAPITAL CORPORATION++                              2.57          08/18/2008            123,344
      16,319   MORGAN STANLEY+/-                                             2.58          10/15/2008             16,309
     208,176   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES
                  (MATURITY VALUE $208,189)                                  2.29          08/01/2008            208,176
     236,403   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $236,594)                                  2.24          08/13/2008            236,403
     105,852   NATIONWIDE BUILDING SOCIETY++                                 2.54          08/05/2008            105,822
     176,420   NORTHERN ROCK PLC+++/-                                        2.49          10/03/2008            176,086
      62,206   OLD LINE FUNDING CORPORATION++                                2.48          08/08/2008             62,176
     105,852   OLD LINE FUNDING CORPORATION++                                2.50          08/25/2008            105,676
      91,386   PALISADES INSURANCE COMPANY                                   2.64          08/20/2008             91,258
     105,852   PALISADES INSURANCE COMPANY                                   2.75          08/01/2008            105,852
       8,821   PALISADES INSURANCE COMPANY                                   3.00          08/01/2008              8,821
     123,494   PARK AVENUE RECEIVABLES CORPORATION++                         2.45          08/19/2008            123,343
      88,210   PICAROS FUNDING LLC                                           2.53          08/27/2008             88,049
     123,494   PICAROS FUNDING LLC++                                         2.54          08/22/2008            123,311
     123,494   RANGER FUNDING CORPORATION++                                  2.45          08/20/2008            123,334
      97,031   REGENCY MARKETS #1 LLC++                                      2.57          08/07/2008             96,989

                 72 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2008

LARGE COMPANY VALUE FUND

 PRINCIPAL     SECURITY NAME                                             INTEREST RATE   MATURITY DATE        VALUE
------------   -------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    105,852   SCALDIS CAPITAL LIMITED++                                     2.57%         08/13/2008    $       105,761
     123,494   SCALDIS CAPITAL LIMITED++                                     2.60          08/26/2008            123,271
     123,494   SHEFFIELD RECEIVABLES CORPORATION++                           2.45          08/11/2008            123,410
     109,380   STANFIELD VICTORIA FUNDING LLC+++/-##(A)(I)                   5.88          04/03/2008             87,504
     176,420   STANFIELD VICTORIA FUNDING LLC+++/-##(A)(I)                   6.10          02/15/2008            141,136
     119,260   SURREY FUNDING CORPORATION++                                  2.70          08/21/2008            119,081
     105,852   SWEDBANK MORTGAGE AB                                          2.67          08/11/2008            105,774
     105,852   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++          2.50          08/01/2008            105,852
     105,852   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++          2.55          08/14/2008            105,755
      51,377   THUNDER BAY FUNDING INCORPORATED++                            2.45          08/18/2008             51,318
     105,852   THUNDER BAY FUNDING INCORPORATED++                            2.50          08/20/2008            105,712
     105,852   TULIP FUNDING CORPORATION++                                   2.53          08/12/2008            105,770
      88,210   UNICREDITO ITALIANO BANK (IRELAND)+++/-                       2.49          10/14/2008             88,190
      88,210   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-            2.49          10/08/2008             88,192
      52,926   VARIABLE FUNDING CAPITAL CORPORATION++                        2.45          08/15/2008             52,876
      61,747   VARIABLE FUNDING CAPITAL CORPORATION++                        2.47          08/29/2008             61,628
      88,210   VICTORIA FINANCE LLC+++/-##(A)(I)                             2.62          08/07/2008             70,568
     151,721   VICTORIA FINANCE LLC+++/-##(A)(I)                             2.90          07/28/2008            121,377
     176,420   WHITE PINE FINANCE LLC+++/-##(A)(I)                           5.43          02/22/2008            161,777
     105,852   WINDMILL FUNDING CORPORATION++                                2.50          08/11/2008            105,778
                                                                                                              10,770,557
                                                                                                         ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,669,813)                                                    11,829,077
                                                                                                         ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 3.11%
   4,781,852   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                    4,781,852
                                                                                                         ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,781,852)                                                                 4,781,852
                                                                                                         ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $163,041,751)*                                                    107.62%                       $   165,714,505
Other Assets and Liabilities, Net                                           (7.62)                           (11,730,466)
                                                                           ------                        ---------------
TOTAL NET ASSETS                                                           100.00%                       $   153,984,039
                                                                           ------                        ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

## This security is currently in default with regards to scheduled interest and/or principal payments.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $4,781,852.

* Cost for federal income tax purposes is $163,741,083 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 16,033,569
Gross unrealized depreciation                 (14,060,147)
                                             ------------
Net unrealized appreciation (depreciation)   $  1,973,422

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 73


Portfolio of Investments--July 31, 2008

U.S. VALUE FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   -------------------------------------------------------                                   ---------------
COMMON STOCKS: 98.65%
APPAREL & ACCESSORY STORES: 0.17%
      15,900   Gap Incorporated                                                                          $       256,308
                                                                                                         ---------------
BIOPHARMACEUTICALS: 0.01%
       2,000   PDL BioPharma Incorporated+                                                                        22,340
                                                                                                         ---------------
BUSINESS SERVICES: 4.55%
       1,000   EBAY INCORPORATED+                                                                                 25,170
       5,000   ELECTRONIC ARTS INCORPORATED+                                                                     215,900
      88,000   ELECTRONIC DATA SYSTEMS CORPORATION                                                             2,183,280
     118,000   MICROSOFT CORPORATION                                                                           3,034,960
      53,200   MONSTER WORLDWIDE INCORPORATED+                                                                   943,768
      22,000   SYMANTEC CORPORATION+<<                                                                           463,540
                                                                                                               6,866,618
                                                                                                         ---------------
CHEMICALS & ALLIED PRODUCTS: 8.18%
       8,400   AMGEN INCORPORATED+                                                                               526,092
         580   BASF AG ADR                                                                                        37,058
      60,000   BRISTOL-MYERS SQUIBB COMPANY                                                                    1,267,200
     102,000   DOW CHEMICAL COMPANY                                                                            3,397,620
      50,631   E.I. DU PONT DE NEMOURS & COMPANY                                                               2,218,144
     262,000   PFIZER INCORPORATED                                                                             4,891,540
                                                                                                              12,337,654
                                                                                                         ---------------
COMMUNICATIONS: 6.16%
     106,800   AT&T INCORPORATED                                                                               3,290,508
      35,000   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                                      558,600
     130,000   COMCAST CORPORATION CLASS A                                                                     2,680,600
      27,300   IAC/INTERACTIVECORP+                                                                              476,658
         116   LIBERTY MEDIA CORPORATION CAPITAL SERIES A+                                                         1,803
         464   LIBERTY MEDIA CORPORATION ENTERTAINMENT CLASS A+                                                   11,424
       1,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                    14,030
     277,000   SPRINT NEXTEL CORPORATION                                                                       2,254,780
                                                                                                               9,288,403
                                                                                                         ---------------
COMPUTER TECHNOLOGIES: 0.25%
      16,966   METAVANTE TECHNOLOGIES INCORPORATED+                                                              377,663
                                                                                                         ---------------
DEPOSITORY INSTITUTIONS: 11. 23%
       9,018   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                            166,021
     106,000   BANK OF AMERICA CORPORATION                                                                     3,487,400
       1,943   BANK OF NEW YORK MELLON CORPORATION                                                                68,977
      40,000   BB&T CORPORATION<<                                                                              1,120,800
     123,000   CITIGROUP INCORPORATED                                                                          2,298,870
      15,700   COMMERCE BANCSHARES INCORPORATED                                                                  684,991
      84,000   JPMORGAN CHASE & COMPANY                                                                        3,412,920
      11,000   KEYCORP                                                                                           116,050
       1,900   M&T BANK CORPORATION<<                                                                            133,722
      50,898   MARSHALL & ILSLEY CORPORATION<<                                                                   773,650
      14,000   PNC FINANCIAL SERVICES GROUP<<                                                                    998,060
      13,000   REGIONS FINANCIAL CORPORATION<<                                                                   123,240
      10,000   SUNTRUST BANKS INCORPORATED<<                                                                     410,600
     103,000   US BANCORP                                                                                      3,152,830
                                                                                                              16,948,131
                                                                                                         ---------------

                 74 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2008

U.S. VALUE FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   -------------------------------------------------------                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.67%
      30,000   AQUA AMERICA INCORPORATED<<                                                               $       475,500
      90,000   NISOURCE INCORPORATED                                                                           1,537,200
       6,600   PROGRESS ENERGY INCORPORATED                                                                      279,246
      49,000   WASTE MANAGEMENT INCORPORATED                                                                   1,741,460
                                                                                                               4,033,406
                                                                                                         ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 11.30%
     350,000   GENERAL ELECTRIC COMPANY                                                                        9,901,500
     138,000   MOLEX INCORPORATED CLASS A                                                                      3,189,180
     168,000   MOTOROLA INCORPORATED                                                                           1,451,520
     103,000   TEXAS INSTRUMENTS INCORPORATED                                                                  2,511,140
                                                                                                              17,053,340
                                                                                                         ---------------
FINANCIAL SERVICES: 1.31%
      65,000   JANUS CAPITAL GROUP INCORPORATED                                                                1,972,100
                                                                                                         ---------------
FOOD & KINDRED PRODUCTS: 11.88%
      13,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                             880,880
      15,000   COCA-COLA ENTERPRISES INCORPORATED                                                                253,950
      60,000   CONAGRA FOODS INCORPORATED                                                                      1,300,800
     221,900   KRAFT FOODS INCORPORATED CLASS A<<                                                               7,060,85
       2,000   SARA LEE CORPORATION                                                                               27,320
     126,100   THE COCA-COLA COMPANY                                                                           6,494,150
      73,233   TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                           1,915,04
                                                                                                              17,933,001
                                                                                                         ---------------
FOOTWEAR: 0.27%
      93,000   CROCS INCORPORATED+<<                                                                              412,92
                                                                                                         ---------------
FURNITURE & FIXTURES: 0.01%
       1,000   NEWELL RUBBERMAID INCORPORATED                                                                     16,530
                                                                                                         ---------------
GENERAL MERCHANDISE STORES: 1.02%
      34,000   TARGET CORPORATION                                                                              1,537,820
                                                                                                         ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.13%
      10,000   DISCOVERY HOLDING COMPANY CLASS A+                                                                198,800
                                                                                                         ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.18%
     182,000   APPLIED MATERIALS INCORPORATED                                                                  3,152,240
     165,000   INTEL CORPORATION                                                                               3,661,350
       7,500   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                       959,850
       1,000   PALL CORPORATION                                                                                   40,420
                                                                                                               7,813,860
                                                                                                         ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.24%
      13,000   MARSH & MCLENNAN COMPANIES INCORPORATED                                                           367,250
                                                                                                         ---------------
INSURANCE CARRIERS: 4.91%
      17,800   ALLSTATE CORPORATION                                                                              822,716
      52,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                       1,354,600
      15,000   CHUBB CORPORATION                                                                                 720,600
      10,000   LINCOLN NATIONAL CORPORATION                                                                      477,000
         930   METLIFE INCORPORATED                                                                               47,216
     195,000   THE PROGRESSIVE CORPORATION                                                                     3,948,750
       1,000   THE TRAVELERS COMPANIES INCORPORATED                                                               44,120
                                                                                                               7,415,002
                                                                                                         ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 75


Portfolio of Investments--July 31, 2008

U.S. VALUE FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   -------------------------------------------------------                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
   & OPTICAL GOODS: 3.25%
     106,000   BOSTON SCIENTIFIC CORPORATION+                                                            $     1,260,340
       6,800   COVIDIEN LIMITED                                                                                  334,832
       1,000   EASTMAN KODAK COMPANY<<                                                                            14,640
      74,000   ROCKWELL AUTOMATION INCORPORATED                                                                3,293,740
                                                                                                               4,903,552
                                                                                                         ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.02%
         500   ST. JUDE MEDICAL INCORPORATED+                                                                     23,290
                                                                                                         ---------------
METAL MINING: 0.37%
       5,900   BARRICK GOLD CORPORATION                                                                          249,865
       6,400   NEWMONT MINING CORPORATION                                                                        306,944
                                                                                                                 556,809
                                                                                                         ---------------
MISCELLANEOUS RETAIL: 2.54%
      33,000   STAPLES INCORPORATED                                                                              742,500
      90,000   WALGREEN COMPANY                                                                                3,090,600
                                                                                                               3,833,100
                                                                                                         ---------------
MOTION PICTURES: 4.01%
      56,000   TIME WARNER CABLE INCORPORATED+<<                                                               1,592,080
     231,000   TIME WARNER INCORPORATED                                                                        3,307,920
      38,000   WALT DISNEY COMPANY                                                                             1,153,300
                                                                                                               6,053,300
                                                                                                         ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.53%
      10,200   FEDEX CORPORATION                                                                                 804,168
                                                                                                         ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.70%
      69,000   AMERICAN EXPRESS COMPANY                                                                        2,561,280
                                                                                                         ---------------
OIL & GAS EXTRACTION: 2.28%
      45,000   TOTAL SA ADR                                                                                    3,442,500
                                                                                                         ---------------
PAPER & ALLIED PRODUCTS: 0.02%
       1,000   MEADWESTVACO CORPORATION                                                                           26,810
                                                                                                         ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 8.51%
      55,000   CHEVRON CORPORATION                                                                             4,650,800
      69,500   EXXON MOBIL CORPORATION                                                                         5,589,885
      25,600   HESS CORPORATION                                                                                2,595,840
                                                                                                              12,836,525
                                                                                                         ---------------
PRIMARY METAL INDUSTRIES: 0.02%
       1,000   ALCOA INCORPORATED                                                                                 33,750
                                                                                                         ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.84%
      30,000   CBS CORPORATION CLASS B                                                                           490,800
      26,200   GANNETT COMPANY INCORPORATED<<                                                                    474,744
      65,000   VIACOM INCORPORATED CLASS B+<<                                                                  1,815,450
                                                                                                               2,780,994
                                                                                                         ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.66%
       5,600   GOLDMAN SACHS GROUP INCORPORATED                                                                1,030,624
      22,800   LEGG MASON INCORPORATED                                                                           919,980
      20,000   MERRILL LYNCH & COMPANY INCORPORATED<<                                                            533,000
         500   MORGAN STANLEY                                                                                     19,740
                                                                                                               2,503,344
                                                                                                         ---------------

                 76 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2008

U.S. VALUE FUND

   SHARES      SECURITY NAME                                                                                  VALUE
------------   ---------------------------------------------------------------------------------------   ---------------
TRANSPORTATION EQUIPMENT: 0.23%
       2,000   GENERAL DYNAMICS CORPORATION                                                              $       178,280
       1,000   LOCKHEED MARTIN CORPORATION<<                                                                     104,330
       1,000   UNITED TECHNOLOGIES CORPORATION                                                                    63,980
                                                                                                                 346,590
                                                                                                         ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.20%
     117,000   SYSCO CORPORATION                                                                               3,318,119
                                                                                                         ---------------
TOTAL COMMON STOCKS (COST $153,523,182)                                                                      148,875,277
                                                                                                         ---------------
COLLATERAL FOR SECURITIES LENDING: 10.76%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.96%
     363,329   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                         363,329
     363,329   DAILY ASSETS FUND INSTITUTIONAL                                                                   363,329
     363,329   DREYFUS CASH MANAGEMENT FUND                                                                      363,329
     363,329   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                   363,329
                                                                                                               1,453,316
                                                                                                         ---------------

 PRINCIPAL                                                               INTEREST RATE   MATURITY DATE
------------                                                             -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.80%
    $145,332   ALPINE SECURITIZATION                                          2.50%        08/14/2008            145,200
               CORPORATION++
     145,332   AMSTEL FUNDING CORPORATION++                                   2.73         08/12/2008            145,210
     145,332   AMSTERDAM FUNDING CORPORATION++                                2.53         08/15/2008            145,189
      55,710   AMSTERDAM FUNDING CORPORATION++                                2.55         08/04/2008             55,699
     111,421   APRECO LLC++                                                   2.55         08/15/2008            111,310
     208,309   ASPEN FUNDING CORPORATION++                                    2.25         08/01/2008            208,309
     169,554   ASPEN FUNDING CORPORATION++                                    2.55         08/19/2008            169,337
     169,554   ATLANTIC ASSET SECURITIZATION CORPORATION++                    2.48         08/05/2008            169,507
     108,999   ATLANTIC ASSET SECURITIZATION CORPORATION++                    2.48         08/06/2008            108,961
     145,332   ATLANTIS ONE FUNDING CORPORATION++                             2.50         08/08/2008            145,261
     121,110   BANCO SANTANDER TOTTA LOAN+++/-                                2.48         10/15/2008            121,067
     217,997   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE
               BACKED SECURITIES (MATURITY VALUE $218,011)                    2.25         08/01/2008            217,997
     668,526   BANK OF IRELAND                                                2.20         08/01/2008            668,526
     358,485   BANK OF IRELAND                                                2.25         08/01/2008            358,485
     251,908   BANK OF IRELAND                                                2.30         08/01/2008            251,908
     121,110   BANK OF IRELAND+++/-                                           2.67         10/14/2008            121,086
     169,554   BRYANT BANK FUNDING LLC++                                      2.47         08/18/2008            169,356
     107,487   CANCARA ASSET SECURITIZATION LIMITED++                         2.57         08/13/2008            107,395
     169,554   CHARIOT FUNDING LLC++                                          2.45         08/21/2008            169,323
     121,110   CHARIOT FUNDING LLC++                                          2.47         08/01/2008            121,110
     144,066   CHEYNE FINANCE LLC+++/-##(A)(I)                                8.89         02/25/2008             19,665
     110,916   CHEYNE FINANCE LLC+/-##(A)(I)                                  8.99         05/19/2008             15,140
     402,084   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES
                  (MATURITY VALUE $402,109)                                   2.27         08/01/2008            402,084
     775,102   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $775,149)                                   2.20         08/01/2008            775,102
     164,709   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES
                  (MATURITY VALUE $164,719)                                   2.27         08/01/2008            164,709
     145,332   ENTERPRISE FUNDING LLC++                                       2.45         08/06/2008            145,282
     169,554   ENTERPRISE FUNDING LLC++                                       2.47         08/21/2008            169,321
     145,332   ERASMUS CAPITAL CORPORATION                                    2.50         08/06/2008            145,281
      43,115   ERASMUS CAPITAL CORPORATION                                    2.75         08/05/2008             43,102
     169,554   EUREKA SECURITIZATION INCORPORATED++                           2.56         08/22/2008            169,300
     125,954   FAIRWAY FINANCE CORPORATION++                                  2.55         08/07/2008            125,901

                 Wells Fargo Advantage Large Cap Stock Funds 77


Portfolio of Investments--July 31, 2008

U.S. VALUE FUND

  PRINCIPAL    SECURITY NAME                                             INTEREST RATE   MATURITY DATE        VALUE
------------   -------------                                             -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    125,954   FAIRWAY FINANCE CORPORATION++                                 2.55%         08/11/2008    $       125,865
     145,332   FALCON ASSET SECURITIZATION CORPORATION                       2.47          08/06/2008            145,282
     135,890   FALCON ASSET SECURITIZATION CORPORATION++                     2.48          08/13/2008            135,778
     133,221   FORTIS BANQUE LUXEMBOURG                                      2.55          08/28/2008            132,965
      76,551   GEMINI SECURITIZATION INCORPORATED++                          2.55          08/14/2008             76,481
     158,315   GEMINI SECURITIZATION INCORPORATED++                          2.55          08/26/2008            158,034
     112,651   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $112,658)                                     2.15          08/01/2008            112,651
     125,954   GRAMPIAN FUNDING LIMITED++                                    2.55          08/08/2008            125,892
     145,332   GRAMPIAN FUNDING LIMITED++                                    2.55          08/12/2008            145,218
     470,534   GRYPHON FUNDING LIMITED+/-(A)(I)                              0.00          08/23/2009            200,992
     314,885   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(A)(I)           2.54          10/16/2008            314,885
     227,686   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MONEY MARKET
               SECURITIES (MATURITY VALUE $227,700)                          2.27          08/01/2008            227,686
     484,439   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE
               BACKED SECURITIES (MATURITY VALUE $484,468)                   2.19          08/01/2008            484,439
      53,288   JUPITER SECURITIZATION CORPORATION++                          2.25          08/01/2008             53,288
     145,332   JUPITER SECURITIZATION CORPORATION++                          2.47          08/05/2008            145,292
      96,888   JUPITER SECURITIZATION CORPORATION++                          2.50          08/04/2008             96,868
      72,666   KITTY HAWK FUNDING CORPORATION++                              2.47          08/11/2008             72,616
     145,332   LIBERTY STREET FUNDING CORPORATION++                          2.65          08/18/2008            145,150
     145,332   LIBERTY STREET FUNDING CORPORATION++                          2.71          08/06/2008            145,277
     242,219   LINKS FINANCE LLC+++/-                                        2.26          08/15/2008            242,048
     363,329   MAZARIN FUNDING CORPORATION+++/-                              2.26          08/04/2008            363,276
     169,554   MONT BLANC CAPITAL CORPORATION++                              2.57          08/18/2008            169,348
      22,405   MORGAN STANLEY+/-                                             2.58          10/15/2008             22,392
     285,819   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MONEY MARKET
               SECURITIES (MATURITY VALUE $285,837)                          2.29          08/01/2008            285,819
     324,574   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED
               SECURITIES (MATURITY VALUE $324,837)                          2.24          08/13/2008            324,574
     145,332   NATIONWIDE BUILDING SOCIETY++                                 2.54          08/05/2008            145,291
     242,219   NORTHERN ROCK PLC+++/-                                        2.49          10/03/2008            241,761
      85,407   OLD LINE FUNDING CORPORATION++                                2.48          08/08/2008             85,365
     145,332   OLD LINE FUNDING CORPORATION++                                2.50          08/25/2008            145,089
     125,470   PALISADES INSURANCE COMPANY                                   2.64          08/20/2008            125,295
     145,332   PALISADES INSURANCE COMPANY                                   2.75          08/01/2008            145,332
      12,111   PALISADES INSURANCE COMPANY                                   3.00          08/01/2008             12,111
     169,554   PARK AVENUE RECEIVABLES CORPORATION++                         2.45          08/19/2008            169,346
     121,110   PICAROS FUNDING LLC                                           2.53          08/27/2008            120,888
     169,554   PICAROS FUNDING LLC++                                         2.54          08/22/2008            169,302
     169,554   RANGER FUNDING CORPORATION++                                  2.45          08/20/2008            169,334
     133,221   REGENCY MARKETS #1 LLC++                                      2.57          08/07/2008            133,164
     145,332   SCALDIS CAPITAL LIMITED++                                     2.57          08/13/2008            145,207
     169,554   SCALDIS CAPITAL LIMITED++                                     2.60          08/26/2008            169,247
     169,554   SHEFFIELD RECEIVABLES CORPORATION++                           2.45          08/11/2008            169,438
     150,176   STANFIELD VICTORIA FUNDING LLC+++/-##(A)(I)                   5.88          04/03/2008            120,141
     242,219   STANFIELD VICTORIA FUNDING LLC+++/-##(A)(I)                   6.10          02/15/2008            193,775
     163,740   SURREY FUNDING CORPORATION++                                  2.70          08/21/2008            163,495
     145,332   SWEDBANK MORTGAGE AB                                          2.67          08/11/2008            145,224
     145,332   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++          2.50          08/01/2008            145,332
     145,332   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++          2.55          08/14/2008            145,198
      70,539   THUNDER BAY FUNDING INCORPORATED++                            2.45          08/18/2008             70,458
     145,332   THUNDER BAY FUNDING INCORPORATED++                            2.50          08/20/2008            145,140
     145,332   TULIP FUNDING CORPORATION++                                   2.53          08/12/2008            145,219
     121,110   UNICREDITO ITALIANO BANK (IRELAND)+++/-                       2.49          10/14/2008            121,082

                 78 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2008

U.S. VALUE FUND

  PRINCIPAL    SECURITY NAME                                             INTEREST RATE   MATURITY DATE        VALUE
------------   -------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    121,110   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-            2.49%         10/08/2008    $       121,084
      72,666   VARIABLE FUNDING CAPITAL CORPORATION++                        2.45          08/15/2008             72,597
      84,777   VARIABLE FUNDING CAPITAL CORPORATION++                        2.47          08/29/2008             84,614
     121,110   VICTORIA FINANCE LLC+++/-##(A)(I)                             2.62          08/07/2008             96,888
     208,309   VICTORIA FINANCE LLC+++/-##(A)(I)                             2.90          07/28/2008            166,647
     242,219   WHITE PINE FINANCE LLC+++/-##(A)(I)                           5.43          02/22/2008            222,115
     145,332   WINDMILL FUNDING CORPORATION++                                2.50          08/11/2008            145,227
                                                                                                              14,787,645
                                                                                                         ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $16,194,996)                                                    16,240,961
                                                                                                         ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 1.41%
   2,121,259   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                    2,121,259
TOTAL SHORT-TERM INVESTMENTS (COST $2,121,259)                                                                 2,121,259
                                                                                                         ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $171,839,437)*                                                        110.82%                      $   167,237,497
OTHER ASSETS AND LIABILITIES, NET                                           (10.82)                          (16,329,029)
                                                                            ------                       ---------------
TOTAL NET ASSETS                                                            100.00%                      $   150,908,468
                                                                            ------                       ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

## This security is currently in default with regards to scheduled interest and/or principal payments.

(A) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(I)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $2,121,259.

* Cost for federal income tax purposes is $173,061,718 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 14,983,000
Gross unrealized depreciation                 (20,807,221)
                                             ------------
Net unrealized appreciation (depreciation)   $ (5,824,221)

The accompanying notes are an integral part of these financial statements.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 80 Wells Fargo Advantage Large Cap Stock Funds


                             Statements of Assets and Liabilities--July 31, 2008

                                                                                             Capital         Endeavor
                                                                                             Growth           Select
                                                                                              Fund             Fund
                                                                                         --------------   --------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) ..................   $1,561,916,971   $1,618,356,397
      Collateral invested for securities loaned (Note 2) .............................      186,373,235      182,988,823
      Investments in affiliates ......................................................       82,962,305       21,424,111
                                                                                         --------------   --------------
   TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ................................    1,831,252,511    1,822,769,331
                                                                                         --------------   --------------
   Receivable for Fund shares issued .................................................        7,166,950       22,473,197
   Receivable for investments sold ...................................................       12,580,044       47,131,744
   Receivables for dividends and interest ............................................        1,126,414        1,370,877
                                                                                         --------------   --------------
TOTAL ASSETS .........................................................................    1,852,125,919    1,893,745,149
                                                                                         --------------   --------------
LIABILITIES
   Payable for Fund shares redeemed ..................................................        1,386,255        1,054,271
   Payable for investments purchased .................................................       19,076,508        9,096,545
   Payable upon receipt of securities loaned (Note 2) ................................      190,993,025      187,904,820
   Payable to investment advisor and affiliates (Note 3) .............................        1,075,812        1,200,731
   Accrued expenses and other liabilities ............................................          250,149           21,307
                                                                                         --------------   --------------
TOTAL LIABILITIES ....................................................................      212,781,749      199,277,674
                                                                                         --------------   --------------
TOTAL NET ASSETS .....................................................................   $1,639,344,170   $1,694,467,475
                                                                                         --------------   --------------
NET ASSETS CONSIST OF
   Paid-in capital ...................................................................   $1,600,857,832   $1,552,013,855
   Undistributed net investment income (loss) ........................................                0                0
   Undistributed net realized gain (loss) on investments .............................       47,229,741       19,780,589
   Net unrealized appreciation (depreciation) of investments, foreign currencies
      and translation of assets and liabilities denominated in foreign currencies ....       (6,632,901)     125,125,306)
   Net unrealized appreciation (depreciation) of securities lending ..................       (2,110,502)      (2,452,275
                                                                                         --------------   --------------
TOTAL NET ASSETS .....................................................................   $1,639,344,170   $1,694,467,475
                                                                                         --------------   --------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ..............................................................   $   33,755,890   $  237,689,293
   Shares outstanding - Class A ......................................................        1,917,894       21,984,685
   Net asset value per share - Class A ...............................................   $        17.60   $        10.81
   Maximum offering price per share - Class A(2) .....................................   $        18.67   $        11.47
   Net assets - Class B ..............................................................               NA   $    9,096,883
   Shares outstanding - Class B ......................................................               NA          893,255
   Net asset value and offering price per share - Class B ............................               NA   $        10.18
   Net assets - Class C ..............................................................   $    7,835,253   $   12,296,603
   Shares outstanding - Class C ......................................................          448,537        1,208,364
   Net asset value and offering price per share - Class C ............................   $        17.47   $        10.18
   Net assets - Administrator Class ..................................................   $  678,414,027   $  276,388,182
   Shares outstanding - Administrator Class ..........................................       37,624,879       25,338,682
   Net asset value and offering price per share - Administrator Class ................   $        18.03   $        10.91
   Net assets - Institutional Class ..................................................   $  539,372,986   $1,158,996,514
   Shares outstanding - Institutional Class ..........................................       29,740,283      105,693,501
   Net asset value and offering price per share - Institutional Class ................   $        18.14   $        10.97
   Net assets - Investor Class .......................................................   $  379,966,014               NA
   Shares outstanding - Investor Class ...............................................       21,632,165               NA
   Net asset value and offering price per share - Investor Class .....................   $        17.56               NA
                                                                                         --------------   --------------
INVESTMENTS AT COST ..................................................................   $1,839,995,914   $1,700,096,300
                                                                                         --------------   --------------
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2) .........................................   $  183,312,655   $  177,505,815
                                                                                         --------------   --------------

----------
(1)  Each Fund has an unlimited number of authorized shares.

(2) Maximum offering price is computed as 100/94.25 of net asset value. On investment of $50,000 or more, the offering price is reduced.

(3) Difference in NAV recalculation and NAV stated is caused by rounding differences.

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 81


Statements of Assets and Liabilities--July 31, 2008

                   Large Cap         Large          Large
    Growth           Growth         Company        Company        U.S. Value
     Fund             Fund         Core Fund     Value Fund          Fund
--------------   -------------   ------------   ------------     ------------
$1,344,835,405   $ 339,378,138   $273,349,348   $149,103,576     $148,875,277
   219,525,345      14,418,520     13,887,965     11,829,077       16,240,961
    20,902,235      12,878,258      1,729,050      4,781,852        2,121,259
--------------   -------------   ------------   ------------     ------------
 1,585,262,985     366,674,916    288,966,363    165,714,505      167,237,497
--------------   -------------   ------------   ------------     ------------
       430,609          62,359        290,078         17,632            6,318
    20,648,311       5,261,947      5,833,153        760,295                0
       745,681         354,160        299,023        309,009          216,663
--------------   -------------   ------------   ------------     ------------
 1,607,087,586     372,353,382    295,388,617    166,801,441      167,460,478
--------------   -------------   ------------   ------------     ------------
       435,790       2,675,809        266,607         13,171           23,057
    14,507,527       4,002,323        859,986        759,587                0
   225,475,484      14,930,443     14,373,633     11,829,077       16,413,661
     1,181,006         237,402        170,233        213,014           56,066
       398,964         155,331         85,312          2,553           59,226
--------------   -------------   ------------   ------------     ------------
   241,998,771      22,001,308     15,755,771     12,817,402       16,552,010
--------------   -------------   ------------   ------------     ------------
$1,365,088,815   $ 350,352,074   $279,632,846   $153,984,039     $150,908,468
--------------   -------------   ------------   ------------     ------------

$1,285,889,391   $ 574,482,803   $321,371,201   $142,193,923     $160,642,165
             0               0        125,118        204,794          356,871
   (42,582,255)   (204,983,418)    (5,615,876)     8,912,568       (5,488,628)

   124,776,177     (18,829,515)   (35,948,913)     2,513,490       (4,647,905)
    (2,994,498)       (317,796)      (298,684)       159,264           45,965
--------------   -------------   ------------   ------------     ------------
$1,365,088,815   $ 350,352,074   $279,632,846   $153,984,039     $150,908,468
--------------   -------------   ------------   ------------     ------------

$   34,992,480              NA   $ 10,693,686   $     13,600     $  1,356,095
     1,388,675              NA        491,879            943          116,098
$        25.20              NA   $      21.74   $      14.43(3)  $      11.68
$        26.74              NA   $      23.07   $      15.31(3)  $      12.39
            NA              NA   $  2,553,009             NA     $  2,180,077
            NA              NA        117,436             NA          187,776
            NA              NA   $      21.74             NA     $      11.61
$    1,306,936              NA   $  1,771,172   $      9,681     $  1,134,369
        53,778              NA         81,479            661           98,340
$        24.30              NA   $      21.74   $      14.66(3)  $      11.54
$  109,958,389              NA   $    328,832   $  2,405,381     $118,987,541
     4,209,616              NA         15,118        166,670       10,316,500
$        26.12              NA   $      21.75   $      14.43     $      11.53
$  260,671,333              NA   $ 22,930,972   $      9,721               NA
     9,779,926              NA      1,044,021            673               NA
$        26.65              NA   $      21.96   $      14.43(3)            NA
$  958,159,677   $ 350,352,074   $241,355,175   $151,545,656     $ 27,250,386
    37,970,141      13,159,616     11,036,595     10,332,036        2,299,347
$        25.23   $       26.62   $      21.87   $      14.67     $      11.85
--------------   -------------   ------------   ------------     ------------
$1,463,481,306   $ 385,822,227   $325,213,960   $163,041,751     $171,839,437
--------------   -------------   ------------   ------------     ------------
$  218,764,091   $  14,334,197   $ 13,526,904   $ 11,670,884     $ 15,970,253
--------------   -------------   ------------   ------------     ------------

                 82 Wells Fargo Advantage Large Cap Stock Funds


                      Statements of Operations--For the Year Ended July 31, 2008

                                                                                             Capital         Endeavor
                                                                                             Growth           Select
                                                                                              Fund             Fund
                                                                                         --------------   --------------
INVESTMENT INCOME
   Dividends(1) ......................................................................   $   10,225,649   $   11,896,246
   Income from affiliated securities .................................................        1,702,924        2,887,139
   Other Income ......................................................................           17,166            7,965
   Securities lending income, net ....................................................          356,014          371,092
                                                                                         --------------   --------------
TOTAL INVESTMENT INCOME ..............................................................       12,301,753       15,162,442
                                                                                         --------------   --------------
EXPENSES
   Advisory fees .....................................................................        9,823,566       11,421,123
   Administration fees
      Fund Level .....................................................................          738,222          866,683
      Class A ........................................................................           19,385          553,230
      Class B ........................................................................               NA           28,449
      Class C ........................................................................            6,573           30,473
      Administrator Class ............................................................          659,437          238,122
      Institutional Class ............................................................          329,606        1,021,294
      Investor Class .................................................................        1,649,203               NA
   Custody fees ......................................................................          295,289          346,673
   Shareholder servicing fees (Note 3) ...............................................        2,586,265        1,112,214
   Accounting fees ...................................................................           92,918          120,413
   Distribution fees (Note 3)
      Class B ........................................................................               NA           76,204
      Class C ........................................................................           17,607           81,626
   Professional fees .................................................................           37,628           37,601
   Registration fees .................................................................           79,949          111,603
   Shareholder reports ...............................................................          223,890          582,728
   Trustees' fees ....................................................................            8,646            8,646
   Other fees and expenses ...........................................................           26,269           30,971
                                                                                         --------------   --------------
TOTAL expenses .......................................................................       16,594,453       16,668,053
                                                                                         --------------   --------------
LESS
   Waived fees and reimbursed expenses (Note 3) ......................................       (1,684,755)      (1,183,239)
   Net expenses ......................................................................       14,909,698       15,484,814
                                                                                         --------------   --------------
NET INVESTMENT INCOME (LOSS) .........................................................       (2,607,945)        (322,372)
                                                                                         --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ...................       66,506,862       26,983,093
   Securities lending ................................................................       (2,509,288)      (2,463,722)
                                                                                         --------------   --------------
NET REALIZED GAIN AND LOSS FROM INVESTMENTS ..........................................       63,997,574       24,519,371
                                                                                         --------------   --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ...................      (83,713,854)     (16,421,877)
                                                                                         --------------   --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................      (83,713,854)     (16,421,877)
                                                                                         --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............................      (19,716,280)       8,097,494
                                                                                         --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................   $  (22,324,225)  $    7,775,122
                                                                                         --------------   --------------
(1)Net of foreign withholding taxes of ...............................................   $       10,106   $       29,481

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 83


Statements of Operations--For the Year Ended July 31, 2008

                   Large Cap         Large          Large
    Growth           Growth         Company        Company      U.S. Value
     Fund             Fund         Core Fund     Value Fund        Fund
--------------   -------------   ------------   ------------   ------------
$    8,810,601   $   3,769,713   $  5,445,073   $  5,429,084   $  4,791,105
       676,192         283,832        108,546         78,872        302,741
        24,450             972          4,159              0            331
     1,055,122          85,078         44,437         23,910         23,313
--------------   -------------   ------------   ------------   ------------
    10,566,365       4,139,595      5,602,215      5,531,866      5,117,490
--------------   -------------   ------------   ------------   ------------

    10,497,947       2,789,523      1,988,464      1,292,522      1,233,939

       749,842         194,445        138,484         89,961         85,990
       105,267              NA          9,160             10          5,091
            NA              NA            214             NA          7,972
         2,299              NA            149              9          3,909
       130,340              NA            696          1,962        131,032
       212,359              NA         24,819              2             NA
     4,449,331       1,555,557        966,537        692,191        137,599
       299,937          77,778         55,394         35,984         34,396
     3,080,336         971,674        576,397        444,315        429,483
       104,324          34,831         45,762         31,966         47,006

            NA              NA            574             NA         23,046
         6,158              NA            399             25         11,271
        38,388          36,286         35,507         35,744         35,304
        77,694          22,805         56,710         34,197         56,582
       541,774          12,493         46,419         11,530        232,237
         8,646           8,646          8,646          8,646          8,646
        30,704          10,619          7,915          6,194          8,641
--------------   -------------   ------------   ------------   ------------
    20,335,346       5,714,657      3,962,246      2,685,258      2,492,144
--------------   -------------   ------------   ------------   ------------

    (1,137,997)     (1,086,872)      (543,259)      (228,380)      (663,989)
    19,197,349       4,627,785      3,418,987      2,456,878      1,828,155
--------------   -------------   ------------   ------------   ------------
    (8,630,984)       (488,190)     2,183,228      3,074,988      3,289,335
--------------   -------------   ------------   ------------   ------------


   112,416,211      70,050,680     12,572,218     15,151,432      9,606,204
    (2,957,414)       (194,127)      (186,984)      (276,556)      (218,665)
--------------   -------------   ------------   ------------   ------------
   109,458,797      69,856,553     12,385,234     14,874,876      9,387,539
--------------   -------------   ------------   ------------   ------------

  (168,943,283)    (75,679,752)   (54,016,734)   (31,194,349)   (46,541,475)
--------------   -------------   ------------   ------------   ------------
  (168,943,283)    (75,679,752)   (54,016,734)   (31,194,349)   (46,541,475)
--------------   -------------   ------------   ------------   ------------
   (59,484,486)     (5,823,199)   (41,631,500)   (16,319,473)   (37,153,936)
--------------   -------------   ------------   ------------   ------------
$ ( 68,115,470)  $  (6,311,389)  $(39,448,272)  $(13,244,485)  $(33,864,601)
--------------   -------------   ------------   ------------   ------------
$       95,791   $      33,418   $      7,573   $      7,795   $     15,653

                 84 Wells Fargo Advantage Large Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                                  CAPITAL GROWTH FUND
                                                                            -------------------------------
                                                                                For the          For the
                                                                              Year Ended       Year Ended
                                                                             July 31, 2008    July 31, 2007
                                                                            --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .................................................   $1,156,594,820   $  727,266,579
OPERATIONS
   Net investment income (loss) .........................................       (2,607,945)      (1,868,164)
   Net realized gain (loss) on investments ..............................       63,997,574       62,236,408
   Net change in unrealized appreciation (depreciation) of investments ..      (83,713,854)      88,589,799
                                                                            --------------   --------------
Net increase (decrease) in net assets resulting from operations .........      (22,324,225)     148,958,043
                                                                            --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Institutional Class ...............................................                0                0
   Net realized gain on sales of investments
      Class A ...........................................................         (124,847)               0
      Class B ...........................................................               NA               NA
      Class C ...........................................................          (70,071)               0
      Administrator Class ...............................................      (31,907,273)      (2,428,847)
      Institutional Class ...............................................      (18,118,300)        (593,853)
      Investor Class ....................................................      (21,521,951)      (1,364,179)
                                                                            --------------   --------------
Total distributions to shareholders .....................................      (71,742,442)      (4,386,879)
                                                                            --------------   --------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A (Note 1) .........................       37,290,292           10,000
   Reinvestment of distributions - Class A ..............................          122,751                0
   Cost of shares redeemed - Class A ....................................       (3,099,106)               0
                                                                            --------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A ............................................       34,313,937           10,000
                                                                            --------------   --------------
   Proceeds from shares sold - Class B ..................................               NA               NA
   Reinvestment of distributions - Class B ..............................               NA               NA
   Cost of shares redeemed - Class B ....................................               NA               NA
                                                                            --------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B ............................................               NA               NA
                                                                            --------------   --------------
   Proceeds from shares sold - Class C (Note 1) .........................        9,053,813           10,000
   Reinvestment of distributions - Class C ..............................           63,580                0
   Cost of shares redeemed - Class C ....................................         (331,480)               0
                                                                            --------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C ............................................        8,785,913           10,000
                                                                            --------------   --------------
   Proceeds from shares sold - Administrator Class ......................      909,327,143      315,825,342
   Reinvestment of distributions - Administrator Class ..................       27,878,014        2,060,522
   Cost of shares redeemed - Administrator Class ........................     (724,970,870)    (271,971,914)
                                                                            --------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class ................................      212,234,287       45,913,950
                                                                            --------------   --------------
   Proceeds from shares sold - Institutional Class ......................      768,383,939      226,551,698
   Reinvestment of distributions - Institutional Class ..................       17,862,886          558,278
   Cost of shares redeemed - Institutional Class ........................     (494,150,573)     (80,982,451)
                                                                            --------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class ................................      292,096,252      146,127,525
                                                                            --------------   --------------
   Proceeds from shares sold - Investor Class ...........................      126,036,978      217,007,692
   Reinvestment of distributions - Investor Class .......................       15,530,919        1,232,841
   Cost of shares redeemed - Investor Class .............................     (112,182,269)    (125,544,931)
                                                                            --------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Investor Class ......................................       29,385,628       92,695,602
                                                                            --------------   --------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total .................................................      576,816,017      284,757,077
                                                                            --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................      482,749,350      429,328,241
                                                                            ==============   ==============
ENDING NET ASSETS .......................................................   $1,639,344,170   $1,156,594,820
                                                                            ==============   ==============

* On June 20, 2008, Advisor Class was renamed to Class A and Class Z was renamed to Investor Class.

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 85


Statements of Changes in Net Assets

       ENDEAVOR SELECT FUND                 GROWTH FUND                  LARGE CAP GROWTH FUND
-------------------------------   -------------------------------    -----------------------------
    For the          For the           For the         For the          For the         For the
  Year Ended       Year Ended       Year Ended       Year Ended        Year Ended      Year Ended
 July 31, 2008    July 31, 2007    July 31, 2008    July 31, 2007    July 31, 2008   July 31, 2007
--------------   --------------   --------------   --------------    -------------   -------------

$1,390,307,760   $  776,396,153   $1,479,805,580   $1,280,941,277    $388,699,550    $395,580,667

      (322,372)        (445,504)      (8,630,984)      (8,994,719)       (488,190)     (1,053,324)
     24,519,371      27,448,711      109,458,797      199,378,203      69,856,553      47,075,575
   (16,421,877)     123,252,143     (168,943,283)     158,756,490     (75,679,752)     18,267,738
--------------   --------------   --------------   --------------    ------------    ------------
     7,775,122      150,255,350      (68,115,470)     349,139,974      (6,311,389)     64,289,989
--------------   --------------   --------------   --------------    ------------    ------------


    (1,338,584)              NA                0                0              NA              NA

    (1,790,001)          (6,794)               0               NA              NA              NA
       (99,299)            (539)              NA               NA              NA              NA
      (100,340)            (365)               0                0              NA              NA
    (2,112,463)          (3,396)               0                0              NA              NA
   (11,389,753)         (31,896)               0                0              NA              NA
            NA               NA                0                0               0               0
--------------   --------------   --------------   --------------    ------------    ------------
   (16,830,440)         (42,990)               0                0               0               0
--------------   --------------   --------------   --------------    ------------    ------------


   212,312,902       55,601,718       68,066,296       33,581,138*             NA              NA
     1,746,562            6,678                0                0*             NA              NA
  (133,702,200)     (64,857,254)     (53,911,285)     (32,196,818)*            NA              NA
--------------   --------------   --------------   --------------    ------------    ------------

    80,357,264       (9,248,858)      14,155,011       1,384,320*              NA              NA
--------------   --------------   --------------   --------------    ------------    ------------
     2,076,873        2,096,677               NA               NA              NA              NA
        94,121              515               NA               NA              NA              NA
    (3,573,941)      (4,509,533)              NA               NA              NA              NA
--------------   --------------   --------------   --------------    ------------    ------------

    (1,402,947)      (2,412,341)              NA               NA              NA              NA
--------------   --------------   --------------   --------------    ------------    ------------
     4,948,578        3,901,084        1,238,472          123,191              NA              NA
        97,497              595                0                0              NA              NA
    (2,315,494)      (2,106,742)        (176,518)         (21,380)             NA              NA
--------------   --------------   --------------   --------------    ------------    ------------

     2,730,581        1,794,937        1,061,954          101,811              NA              NA
--------------   --------------   --------------   --------------    ------------    ------------
   228,809,567       56,613,971       58,484,998       24,372,444              NA              NA
     2,018,825            3,369                0                0              NA              NA
   (60,615,306)     (35,442,058)     (71,351,986)     (36,666,685)             NA              NA
--------------   --------------   --------------   --------------    ------------    ------------

   170,213,086       21,175,282      (12,866,988)     (12,294,241)             NA              NA
--------------   --------------   --------------   --------------    ------------    ------------
   443,193,893      528,001,742      124,435,754      151,470,900              NA              NA
    10,954,779           30,777                0                0              NA              NA
  (392,831,623)     (75,642,292)    (117,804,441)    (122,974,583)             NA              NA
--------------   --------------   --------------   --------------    ------------    ------------

    61,317,049      452,390,227        6,631,313       28,496,317              NA              NA
--------------   --------------   --------------   --------------    ------------    ------------
            NA               NA      157,421,747       73,848,126      28,517,716      23,745,301
            NA               NA                0                0               0          16,467
            NA               NA     (213,004,332)    (241,812,004)    (60,553,803)    (94,932,874)
--------------   --------------   --------------   --------------    -------------   -------------

            NA               NA      (55,582,585)    (167,963,878)    (32,036,087)    (71,171,106)
--------------   --------------   --------------   --------------    -------------   -------------

   313,215,033      463,699,247      (46,601,295)    (150,275,671)    (32,036,087)    (71,171,106)
--------------   --------------   --------------   --------------    -------------   -------------
   304,159,715      613,911,607     (114,716,765)     198,864,303     (38,347,476)     (6,881,117)
==============   ==============   ==============   ==============    =============   =============
$1,694,467,475   $1,390,307,760   $1,365,088,815   $1,479,805,580    $350,352,074    $388,699,550
==============   ==============   ==============   ==============    =============   =============

                 86 Wells Fargo Advantage Large Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                                 CAPITAL GROWTH FUND
                                                                            -----------------------------
                                                                               For the         For the
                                                                              Year Ended      Year Ended
                                                                            July 31, 2008   July 31, 2007
                                                                            -------------   -------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A (Note 1) .......................................      2,088,279             536
   Shares issued in reinvestment of distributions - Class A .............          6,397               0
   Shares redeemed - Class A ............................................       (177,318)              0
                                                                             -----------     -----------
   Net increase (decrease) in shares outstanding - Class A ..............      1,917,358             536
                                                                             -----------     -----------
   Shares sold - Class B ................................................             NA              NA
   Shares issued in reinvestment of distributions - Class B .............             NA              NA
   Shares redeemed - Class B ............................................             NA              NA
                                                                             -----------     -----------
   Net increase (decrease) in shares outstanding - Class B ..............             NA              NA
                                                                             -----------     -----------
   Shares sold - Class C (Note 1) .......................................        463,703             536
   Shares issued in reinvestment of distributions - Class C .............          3,322               0
   Shares redeemed - Class C ............................................        (19,024)              0
                                                                             -----------     -----------
   Net increase (decrease) in shares outstanding - Class C ..............        448,001             536
                                                                             -----------     -----------
   Shares sold - Administrator Class ....................................     48,163,627      17,480,689
   Shares issued in reinvestment of distributions - Administrator
      Class .............................................................      1,420,174         116,217
   Shares redeemed - Administrator Class ................................    (38,254,445)    (14,988,744)
                                                                             -----------     -----------
   Net increase (decrease) in shares outstanding - Administrator Class ..     11,329,356       2,608,162
                                                                             -----------     -----------
   Shares sold - Institutional Class ....................................     39,758,187      12,256,432
   Shares issued in reinvestment of distributions - Institutional
      Class .............................................................        905,827          31,417
   Shares redeemed - Institutional Class ................................    (25,650,984)     (4,381,104)
                                                                             -----------     -----------
   Net increase (decrease) in shares outstanding - Institutional Class ..     15,013,030       7,906,745
                                                                             -----------     -----------
   Shares sold - Investor Class .........................................      6,819,782      12,227,941
   Shares issued in reinvestment of distributions - Investor Class ......        810,167          70,772
   Shares redeemed - Investor Class                                           (6,095,844)     (7,179,469)
                                                                             -----------     -----------
   Net increase (decrease) in shares outstanding - Investor Class .......      1,534,105       5,119,244
                                                                             -----------     -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...................................................     30,241,850      15,635,223
                                                                             ===========     ===========

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 87


Statements of Changes in Net Assets

     ENDEAVOR SELECT FUND                GROWTH FUND                LARGE CAP GROWTH FUND
-----------------------------   -----------------------------   -----------------------------
   For the         For the         For the         For the         For the         For the
  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
July 31, 2008   July 31, 2007   July 31, 2008   July 31, 2007   July 31, 2008   July 31, 2007
-------------   -------------   -------------   -------------   -------------   -------------

  18,580,676       5,349,390      2,517,869       1,423,074*             NA              NA
     150,956             653              0               0*             NA              NA
 (11,714,944)     (6,297,292)    (2,007,149)     (1,350,267)*            NA              NA
 -----------      ----------     ----------     -----------      ----------      ----------
   7,016,688        (947,249)       510,720          72,807*             NA              NA
 -----------      ----------     ----------     -----------      ----------      ----------
     198,652         215,104             NA              NA              NA              NA
       8,603              53             NA              NA              NA              NA
    (343,237)       (456,463)            NA              NA              NA              NA
 -----------      ----------     ----------     -----------      ----------      ----------
    (135,982)       (241,306)            NA              NA              NA              NA
 -----------      ----------     ----------     -----------      ----------      ----------
     468,991         393,161         48,130           5,178              NA              NA
       8,920              61              0               0              NA              NA
    (223,091)      (211,482)         (7,046)           (954)             NA              NA
 -----------      ----------     ----------     -----------      ----------      ----------
     254,820         181,740         41,084           4,224              NA              NA
 -----------      ----------     ----------     -----------      ----------      ----------
  20,683,841       5,329,560      2,071,737         982,693              NA              NA
     173,439             328              0               0              NA              NA
  (5,424,097)     (3,373,261)    (2,582,239)     (1,513,203)             NA              NA
 -----------      ----------     ----------     -----------      ----------      ----------
  15,433,183       1,956,627       (510,502)       (530,510)             NA              NA
 -----------      ----------     ----------     -----------      ----------      ----------
  39,557,692      50,650,880      4,455,662       6,172,686              NA              NA

     937,820           2,988              0               0              NA              NA
 (35,140,157)     (7,236,113)    (4,217,477)     (5,012,482)             NA              NA
 -----------      ----------     ----------     -----------      ----------      ----------
   5,355,355      43,417,755        238,185       1,160,204              NA              NA
 -----------      ----------     ----------     -----------      ----------      ----------
          NA              NA      5,713,969       3,081,049       1,005,404         925,568
          NA              NA              0               0               0             705
          NA              NA     (7,964,448)    (10,272,545)     (2,147,311)     (3,690,637)
 -----------      ----------     ----------     -----------      ----------      ----------
          NA              NA     (2,250,479)     (7,191,496)     (1,141,907)     (2,764,364)
 -----------      ----------     ----------     -----------      ----------      ----------

  27,924,064      44,367,567     (1,970,992)     (6,484,771)     (1,141,907)     (2,764,364)
 ===========      ==========     ==========     ===========      ==========      ==========

                 88 Wells Fargo Advantage Large Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                          LARGE COMPANY CORE FUND
                                                                        ---------------------------
                                                                        For the Year   For the Year
                                                                         Ended July     Ended July
                                                                          31, 2008       31, 2007
                                                                        ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .............................................   $306,436,508   $295,949,180
OPERATIONS
   Net investment income (loss) .....................................      2,183,228      1,175,602
   Net realized gain (loss) on investments ..........................     12,385,234     39,187,963
   Net change in unrealized appreciation (depreciation) of
      investments ...................................................    (54,016,734)    16,615,783
                                                                        ------------   ------------
Net increase (decrease) in net assets resulting from operations .....    (39,448,272)    56,979,348
                                                                        ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .......................................................        (27,796)       (19,117)*
      Class B .......................................................              0             NA
      Class C .......................................................              0             NA
      Class Z .......................................................             NA             NA
      Administrator Class ...........................................         (9,015)        (2,701)
      Institutional Class ...........................................       (409,980)      (340,030)
      Investor Class ................................................     (1,611,319)      (981,269)
   Net realized gain on sales of investments
      Class A .......................................................              0             NA
      Class B .......................................................              0             NA
      Class C .......................................................              0             NA
      Class Z .......................................................             NA             NA
      Administrator Class ...........................................              0              0
      Investor Class ................................................              0              0
                                                                        ------------   ------------
Total distributions to shareholders .................................     (2,058,110)    (1,343,117)
                                                                        ------------   ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A (Note 1) .....................     11,831,603      3,132,290*
   Reinvestment of distributions - Class A ..........................         27,667         19,028*
   Cost of shares redeemed - Class A ................................     (3,116,520)    (3,062,025)*
                                                                        ------------   ------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Class A ...........................................      8,742,750         89,293*
                                                                        ------------   ------------
   Proceeds from shares sold - Class B (Note 1) .....................      3,276,966             NA
   Reinvestment of distributions - Class B ..........................              0             NA
   Cost of shares redeemed - Class B ................................        (35,434)            NA
                                                                        ------------   ------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Class B ...........................................      3,241,532             NA
                                                                        ------------   ------------
   Proceeds from shares sold - Class C (Note 1) .....................      2,239,477             NA
   Reinvestment of distributions - Class C ..........................              0             NA
   Cost of shares redeemed - Class C ................................         (8,513)            NA
                                                                        ------------   ------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Class C ...........................................      2,230,964             NA
                                                                        ------------   ------------
   Proceeds from shares sold - Administrator Class ..................        425,202        709,962
   Reinvestment of distributions - Administrator Class ..............          8,828          2,312
   Cost of shares redeemed - Administrator Class ....................     (2,566,385)   (41,990,254)
                                                                        ------------   ------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Administrator Class ...............................     (2,132,355)   (41,277,980)
                                                                        ------------   ------------
   Proceeds from shares sold - Institutional Class ..................      6,275,259      8,265,549
   Reinvestment of distributions - Institutional Class ..............        409,980        340,030
   Cost of shares redeemed - Institutional Class ....................    (13,282,694)   (10,352,158)
                                                                        ------------   ------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Institutional Class ...............................     (6,597,455)    (1,746,579)
                                                                        ------------   ------------
   Proceeds from shares sold - Investor Class (Note 1) ..............     71,340,855     71,526,750
   Reinvestment of distributions - Investor Class ...................      1,344,150        955,117
   Cost of shares redeemed - Investor Class .........................    (63,467,721)   (74,695,504)
                                                                        ------------   ------------
      Net increase (decrease) in net assets resulting from capital
         share transaction - Investor Class .........................      9,217,284     (2,213,637)
                                                                        ------------   ------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total .............................................     14,702,720    (45,148,903)
                                                                        ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................    (26,803,662)    10,487,328
                                                                        ============   ============
ENDING NET ASSETS ...................................................   $279,632,846   $306,436,508
                                                                        ============   ============

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 89


Statements of Changes in Net Assets

  LARGE COMPANY VALUE FUND           U.S. VALUE FUND
---------------------------   ----------------------------
For the Year   For the Year   For the Year    For the Year
 Ended July     Ended July     Ended July      Ended July
  31, 2008       31, 2007       31, 2008        31, 2007
------------   ------------   ------------   -------------
$199,780,144   $202,047,452   $186,379,916   $ 293,930,604
   3,074,988      3,426,254      3,289,335       3,078,078
  14,874,876     17,549,844      9,387,539      31,230,373
 (31,194,349)       935,735    (46,541,475)      3,826,517
------------   ------------   ------------   -------------
 (13,244,485)    21,911,833    (33,864,601)     38,134,968
------------   ------------   ------------   -------------
         (37)            NA        (32,280)        (33,244)
          NA             NA        (26,736)        (17,356)
         (20)            NA        (13,299)         (8,104)
          NA             NA             NA        (445,663)
     (35,964)      (139,789)    (2,539,253)     (2,866,065)
         (48)            NA             NA              NA
  (2,989,407)    (3,580,971)      (533,781)             NA
           0             NA       (474,495)        (81,056)
          NA             NA       (747,146)       (129,216)
           0             NA       (360,821)        (59,766)
          NA             NA             NA      (1,193,202)
     (88,452)      (553,908)   (30,231,364)     (7,244,908)
 (12,790,375)   (13,056,022)    (8,209,869)             NA
------------   ------------   ------------   -------------
 (15,904,303)   (17,330,690)   (43,169,044)    (12,078,580)
------------   ------------   ------------   -------------
      13,849             NA        109,285       1,099,295
          37             NA        500,259         113,665
           0             NA     (1,272,742)     (1,325,654)
------------   ------------   ------------   -------------
      13,886             NA       (663,198)       (112,694)
------------   ------------   ------------   -------------
          NA             NA         91,811         348,088
          NA             NA        736,474         138,259
          NA             NA     (1,304,304)     (1,320,204)
------------   ------------   ------------   -------------
          NA             NA       (476,019)       (833,857)
------------   ------------   ------------   -------------
      10,000              0        151,821          91,324
          20              0        320,133          59,609
           0              0       (488,145)       (639,650)
------------   ------------   ------------   -------------
      10,020              0        (16,191)       (488,717)
------------   ------------   ------------   -------------
   2,019,564      1,618,042     28,021,727      20,448,200
      63,002        339,119     32,768,211      10,088,420
  (2,925,609)    (8,915,926)   (19,276,240)   (159,822,032)
------------   ------------   ------------   -------------
    (843,043)    (6,958,765)    41,513,698    (129,285,412)
------------   ------------   ------------   -------------
      10,000              0             NA              NA
          48              0             NA              NA
           0              0             NA              NA
------------   ------------   ------------   -------------
      10,048              0             NA              NA
------------   ------------   ------------   -------------
  11,243,522     25,595,412      1,655,792       5,657,595*
  14,773,522     15,582,558      8,416,946       1,578,581*
 (41,855,272)   (41,067,656)    (8,868,831)    (10,122,572)*
------------   ------------   ------------   -------------
 (15,838,228)       110,314      1,203,907      (2,886,396)*
------------   ------------   ------------   -------------
 (16,647,317)    (6,848,451)    41,562,197    (133,607,076)
------------   ------------   ------------   -------------
 (45,796,105)    (2,267,308)   (35,471,448)   (107,550,688)
============   ============   ============   =============
$153,984,039   $199,780,144   $150,908,468   $ 186,379,916
============   ============   ============   =============

                 90 Wells Fargo Advantage Large Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                                                LARGE COMPANY CORE FUND
                                                                                             -----------------------------
                                                                                                For the         For the
                                                                                               Year Ended      Year Ended
                                                                                             July 31, 2008   July 31, 2007
                                                                                             -------------   -------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A (Note 1) ........................................................        476,661         128,949*
   Shares issued in reinvestment of distributions - Class A ..............................          1,159             798*
   Shares redeemed - Class A .............................................................       (130,841)       (128,045)*
                                                                                              -----------     -----------
      Net increase (decrease) in shares outstanding - Class A ............................        346,979           1,702*
                                                                                              -----------     -----------
   Shares sold - Class B (Note 1) ........................................................        119,061              NA
   Shares issued in reinvestment of distributions - Class B ..............................              0              NA
   Shares redeemed - Class B .............................................................         (1,625)             NA
                                                                                              -----------     -----------
      Net increase (decrease) in shares outstanding - Class B ............................        117,436              NA
                                                                                              -----------     -----------
   Shares sold - Class C (Note 1) ........................................................         81,870              NA
   Shares issued in reinvestment of distributions - Class C ..............................              0              NA
   Shares redeemed - Class C .............................................................           (391)             NA
                                                                                              -----------     -----------
      Net increase (decrease) in shares outstanding - Class C ............................         81,479              NA
                                                                                              -----------     -----------
   Shares sold - Administrator Class .....................................................        113,069          31,785
   Shares issued in reinvestment of distributions - Administrator Class ..................            368              94
   Shares redeemed - Administrator Class .................................................       (115,675)     (2,040,302)
                                                                                              -----------     -----------
      Net increase (decrease) in shares outstanding - Administrator Class ................         (2,238)     (2,008,423)
                                                                                              -----------     -----------
   Shares sold - Institutional Class .....................................................        261,378         341,391
   Shares issued in reinvestment of distributions - Institutional Class ..................         17,008          14,128
   Shares redeemed - Institutional Class .................................................       (571,914)       (433,239)
                                                                                              -----------     -----------
      Net increase (decrease) in shares outstanding - Institutional Class ................       (293,528)        (77,720)
                                                                                              -----------     -----------
   Shares sold - Investor Class (Note 1) .................................................      2,947,347       2,839,117
   Shares issued in reinvestment of distributions - Investor Class .......................         56,091          40,005
   Shares redeemed - Investor Class ......................................................     (2,627,586)     (3,135,287)
                                                                                              -----------     -----------
      Net increase (decrease) in shares outstanding - Investor Class .....................        375,852        (256,165)
                                                                                              -----------     -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..        625,980      (2,340,606)
                                                                                              ===========     ===========
Ending balance of undistributed net investment income (loss) .............................    $   125,118     $         0
                                                                                              ===========     ===========

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 91


Statements of Changes in Net Assets

   LARGE COMPANY VALUE FUND            U.S. VALUE FUND
-----------------------------   -----------------------------
   For the         For the         For the         For the
  Year Ended      Year Ended      Year Ended      Year Ended
July 31, 2008   July 31, 2007   July 31, 2008   July 31, 2007
-------------   -------------   -------------   -------------
         941              NA           7,299          59,473
           2              NA          36,666           6,141
           0              NA         (82,229)        (71,592)
 -----------      ----------     -----------     -----------
         943              NA         (38,264)         (5,978)
 -----------      ----------     -----------     -----------
          NA              NA           6,647          19,236
          NA              NA          54,384           7,511
          NA              NA         (89,557)        (71,298)
 -----------      ----------     -----------     -----------
          NA              NA         (28,526)        (44,551)
 -----------      ----------     -----------     -----------
         660              NA          11,345           5,022
           1              NA          23,795           3,254
           0              NA         (35,211)        (34,878)
 -----------      ----------     -----------     -----------
         661              NA             (71)        (26,602)
 -----------      ----------     -----------     -----------
     131,778          93,039       1,945,526       1,125,558
       3,910          19,847       2,432,297         550,943
    (173,159)       (520,732)     (1,393,598)     (8,754,601)
 -----------      ----------     -----------     -----------
     (37,471)       (407,846)      2,984,225      (7,078,100)
 -----------      ----------     -----------     -----------
         670              NA              NA              NA
           3              NA              NA              NA
           0              NA              NA              NA
 -----------      ----------     -----------     -----------
         673              NA              NA              NA
 -----------      ----------     -----------     -----------
     689,594       1,441,202         119,171         303,498*
     893,789         897,284         607,985          84,386*
  (2,566,024)     (2,314,135)       (617,989)       (543,411)*
 -----------      ----------     -----------     -----------
    (982,641)         24,351         109,167        (155,527)*
 -----------      ----------     -----------     -----------
  (1,017,835)       (383,495)      3,026,531      (7,310,758)
 ===========      ==========     ===========     ===========
 $   204,794      $  155,282     $   356,871     $   212,974
 ===========      ==========     ===========     ===========

                 92 Wells Fargo Advantage Large Cap Stock Funds


                                                            Financial Highlights

                                           Beginning                    Net Realized    Distributions
                                           Net Asset        Net        and Unrealized      from Net
                                           Value Per     Investment     Gain (Loss)       Investment
                                             Share     Income (Loss)   on Investments       Income
                                           ---------   -------------   --------------   -------------
CAPITAL GROWTH FUND
CLASS A
August 1, 2007 to July 31, 2008              $18.64      (0.08)(5)          0.08             0.00
July 31, 2007(11)                            $18.64       0.00              0.00             0.00
CLASS C
August 1, 2007 to July 31, 2008              $18.64      (0.22)(5)          0.09             0.00
July 31, 2007(11)                            $18.64       0.00              0.00             0.00
ADMINISTRATOR CLASS
August 1, 2007 to July 31, 2008              $19.03      (0.02)(5)          0.06             0.00
August 1, 2006 to July 31, 2007              $16.07      (0.02)(5)          3.08             0.00
August 1, 2005 to July 31, 2006              $16.70      (0.03)(5)         (0.12)            0.00
January 1, 2005 to July 31, 2005(6)          $15.82      (0.02)(5)          0.91             0.00
January 1, 2004 to December 31, 2004         $13.40      (0.01)             2.43(7)          0.00
June 30, 2003(8) to December 31, 2003        $11.96      (0.00)(4)          1.44(9)          0.00
INSTITUTIONAL CLASS
August 1, 2007 to July 31, 2008              $19.10       0.01(5)           0.07             0.00
August 1, 2006 to July 31, 2007              $16.10       0.02(5)           3.08             0.00
August 1, 2005 to July 31, 2006              $16.71      (0.00)(4, 5)      (0.13)            0.00
April 11, 2005(8) to July 31, 2005           $15.21      (0.00)(4, 5)       1.50             0.00
INVESTOR CLASS
August 1, 2007 to July 31, 2008              $18.64      (0.10)(5)          0.06             0.00
August 1, 2006 to July 31, 2007              $15.81      (0.10)(5)          3.03             0.00
August 1, 2005 to July 31, 2006              $16.52      (0.11)(5)         (0.12)            0.00
January 1, 2005 to July 31, 2005(6)          $15.70      (0.06)(5)          0.89             0.00
January 1, 2004 to December 31, 2004         $13.36      (0.06)             2.40             0.00
January 1, 2003 to December 31, 2003         $10.66      (0.04)             2.75(7)         (0.01)
ENDEAVOR SELECT FUND
CLASS A
August 1, 2007 to July 31, 2008              $10.85      (0.04)(5)          0.10             0.00
August 1, 2006 to July 31, 2007              $ 9.35      (0.04)(5)          1.54             0.00
August 1, 2005 to July 31, 2006              $ 9.47      (0.05)(5)          0.02             0.00
January 1, 2005 to July 31, 2005(6)          $ 9.16      (0.04)(5)          0.56             0.00
January 1, 2004 to December 31, 2004         $ 8.36      (0.09)(5)          1.47             0.00
January 1, 2003 to December 31, 2003         $ 6.10      (0.07)(5)          2.33             0.00

----------
(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4)  Amount calculated is less than $0.005.

(5)  Calculated based upon average shares outstanding.

(6)  In 2005, the Fund changed its fiscal year end from December 31 to July 31.

(7)  Includes redemption fee of $0.01.

(8)  Commencement of operations.

(9)  Includes redemption fee of $0.02.

(10) The Administrator class had a small income distribution compared to net investment income due to significant shareholder activity. Distribution per share amounts are determined using a different methodology than that used for calculating Net Investment Income (Loss) ratios.

(11) Class A and Class C were incepted on July 31, 2007 and had no activity during the year.

(12) On June 20, 2008 Advisor Class was renamed to Class A and Class Z was renamed to Investor Class.

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 93


Financial Highlights

                   Ending      Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------               Portfolio    Net Assets at
   from Net      Value Per   Net Investment    Gross     Expenses      Net       Total     Turnover     End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------


   (1.04)          $17.60       (0.45)%         1.22%      0.00%      1.22%     (0.46)%       151%         $ 33,756
    0.00           $18.64        0.00%          0.00%      0.00%      0.00%      0.00%        114%         $     10

   (1.04)          $17.47       (1.21)%         2.14%     (0.14)%     2.00%     (1.18)%       151%         $  7,835
    0.00           $18.64        0.00%          0.00%      0.00%      0.00%      0.00%        114%         $     10

   (1.04)          $18.03       (0.11)%         1.12%     (0.18)%     0.94%     (0.24)%       151%         $678,414
   (0.10)          $19.03       (0.09)%         1.18%     (0.24)%     0.94%     19.08%        114%         $500,499
   (0.48)          $16.07       (0.19)%         1.21%     (0.27)%     0.94%     (1.10)%        89%         $380,588
   (0.01)          $16.70       (0.24)%         1.27%     (0.34)%     0.93%      5.64%         57%         $ 75,840
    0.00           $15.82       (0.08)%         1.32%     (0.38)%     0.94%     18.06%        239%         $  4,895
    0.00           $13.40       (0.03)%         2.13%     (1.19)%     0.94%     12.04%        229%         $  1,026

   (1.04)          $18.14        0.07%          0.85%     (0.10)%     0.75%     (0.02)%       151%         $539,373
   (0.10)          $19.10        0.11%          0.91%     (0.15)%     0.76%     19.36%        114%         $281,353
   (0.48)          $16.10       (0.03)%         0.94%     (0.14)%     0.80%     (0.98)%        89%         $109,801
    0.00           $16.71       (0.10)%         0.98%     (0.18)%     0.80%      9.86%         57%         $ 44,171

   (1.04)          $17.56       (0.54)%         1.42%     (0.03)%     1.39%     (0.68)%       151%         $379,966
   (0.10)          $18.64       (0.56)%         1.53%     (0.11)%     1.42%     18.63%        114%         $374,723
   (0.48)          $15.81       (0.64)%         1.55%     (0.13)%     1.42%     (1.61)%        89%         $236,878
   (0.01)          $16.52       (0.71)%         1.67%     (0.23)%     1.44%      5.30%         57%         $182,934
    0.00           $15.70       (0.55)%         1.77%     (0.33)%     1.44%     17.51%        239%         $ 99,455
    0.00           $13.36       (0.45)%         1.75%     (0.29)%     1.46%     25.41%        229%         $ 70,748


   (0.10)          $10.81       (0.38)%         1.31%     (0.06)%     1.25%      0.50%        154%         $237,689
    0.00(4)        $10.85       (0.40)%         1.36%     (0.11)%     1.25%     16.05%         91%         $162,421
   (0.09)          $ 9.35       (0.53)%         1.40%     (0.15)%     1.25%     (0.33)%        84%         $148,765
   (0.21)          $ 9.47       (0.73)%         1.53%     (0.14)%     1.39%      5.93%         54%         $ 50,932
   (0.58)          $ 9.16       (1.05)%         1.61%     (0.04)%     1.57%     16.80%        169%         $ 94,805
    0.00           $ 8.36       (1.01)%         1.61%     (0.03)%     1.58%     37.05%        244%         $ 81,190

                 94 Wells Fargo Advantage Large Cap Stock Funds


                                                            Financial Highlights

                                           Beginning                    Net Realized    Distributions
                                           Net Asset        Net        and Unrealized      from Net
                                           Value Per    Investment       Gain (Loss)      Investment
                                             Share     Income (Loss)   on Investments       Income
                                           ---------   -------------   --------------   -------------
ENDEAVOR SELECT FUND (continued)
CLASS B
August 1, 2007 to July 31, 2008              $10.29      (0.12)(5)          0.11            0.00
August 1, 2006 to July 31, 2007              $ 8.94      (0.11)(5)          1.46            0.00
August 1, 2005 to July 31, 2006              $ 9.12      (0.12)(5)          0.03            0.00
January 1, 2005 to July 31, 2005(6)          $ 8.87      (0.07)(5)          0.53            0.00
January 1, 2004 to December 31, 2004         $ 8.18      (0.15)(5)          1.42            0.00
January 1, 2003 to December 31, 2003         $ 6.02      (0.12)(5)          2.28            0.00
CLASS C
August 1, 2007 to July 31, 2008              $10.28      (0.12)(5)          0.12            0.00
August 1, 2006 to July 31, 2007              $ 8.93      (0.11)(5)          1.46            0.00
August 1, 2005 to July 31, 2006              $ 9.11      (0.12)(5)          0.03            0.00
January 1, 2005 to July 31, 2005(6)          $ 8.87      (0.08)(5)          0.53            0.00
January 1, 2004 to December 31, 2004         $ 8.18      (0.16)(5)          1.43            0.00
January 1, 2003 to December 31, 2003         $ 6.02      (0.13)(5)          2.29            0.00
ADMINISTRATOR CLASS
August 1, 2007 to July 31, 2008              $10.91      (0.01)(5)          0.11            0.00
August 1, 2006 to July 31, 2007              $ 9.37      (0.01)(5)          1.55            0.00
August 1, 2005 to July 31, 2006              $ 9.47      (0.02)(5)          0.01            0.00
April 11, 2005(8) to July 31, 2005           $ 8.60      (0.02)(5)          0.89            0.00
INSTITUTIONAL CLASS
August 1, 2007 to July 31, 2008              $10.96       0.01(5)           0.11           (0.01)
August 1, 2006 to July 31, 2007              $ 9.40       0.01(5)           1.55            0.00
August 1, 2005 to July 31, 2006              $ 9.47      (0.01)(5)          0.03            0.00
April 11, 2005(8) to July 31, 2005           $ 8.60      (0.01)(5)          0.88            0.00
GROWTH FUND
CLASS A
August 1, 2007 to July 31, 2008              $26.36      (0.16)(5)         (1.00)           0.00
August 1, 2006 to July 31, 2007(12)          $20.45      (0.15)(5)          6.06            0.00
August 1, 2005 to July 31, 2006(12)          $19.84      (0.16)(5)          0.77            0.00
January 1, 2005 to July 31, 2005(6,12)       $19.22      (0.10)(5)          0.72            0.00
January 1, 2004 to December 31, 2004(12)     $17.09      (0.15)(5)          2.28            0.00
January 1, 2003 to December 31, 2003(12)     $13.14      (0.16)(5)          4.11            0.00
CLASS C
August 1, 2007 to July 31, 2008              $25.62      (0.35)(5)         (0.97)           0.00
August 1, 2006 to July 31, 2007              $20.03      (0.31)(5)          5.90            0.00
August 1, 2005 to July 31, 2006              $19.57      (0.32)(5)          0.78            0.00
January 1, 2005 to July 31, 2005(6)          $19.00      (0.14)(5)          0.71            0.00
January 1, 2004 to December 31, 2004         $17.03      (0.30)(5)          2.27            0.00
January 1, 2003 to December 31, 2003         $13.21      (0.32)(5)          4.14            0.00
ADMINISTRATOR CLASS
August 1, 2007 to July 31, 2008              $27.23      (0.07)(5)         (1.04)           0.00
August 1, 2006 to July 31, 2007              $21.06      (0.07)(5)          6.24            0.00
August 1, 2005 to July 31, 2006              $20.35      (0.10)(5)          0.81            0.00
January 1, 2005 to July 31, 2005(6)          $19.68      (0.06)(5)          0.73            0.00
January 1, 2004 to December 31, 2004         $17.38      (0.03)(5)          2.33            0.00
January 1, 2003 to December 31, 2003         $13.29      (0.08)(5)          4.17            0.00
INSTITUTIONAL CLASS
August 1, 2007 to July 31, 2008              $27.74      (0.03)(5)         (1.06)           0.00
August 1, 2006 to July 31, 2007              $21.42      (0.04)(5)          6.36            0.00
August 1, 2005 to July 31, 2006              $20.68      (0.07)(5)          0.81            0.00
January 1, 2005 to July 31, 2005(6)          $19.99      (0.05)(5)          0.74            0.00
January 1, 2004 to December 31, 2004         $17.65      (0.03)(5)          2.37            0.00
January 1, 2003 to December 31, 2003         $13.48      (0.07)(5)          4.24            0.00

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 95


Financial Highlights

                   Ending      Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------               Portfolio    Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------


    (0.10)         $10.18       (1.12)%         2.06%     (0.06)%     2.00%      (0.15)%      154%       $    9,097
     0.00(4)       $10.29       (1.16)%         2.11%     (0.11)%     2.00%      15.11%        91%       $   10,596
    (0.09)         $ 8.94       (1.28)%         2.15%     (0.15)%     2.00%      (1.01)%       84%       $   11,353
    (0.21)         $ 9.12       (1.47)%         2.28%     (0.15)%     2.13%       5.44%        54%       $    4,403
    (0.58)         $ 8.87       (1.72)%         2.39%     (0.04)%     2.35%      15.82%       169%       $    1,800
     0.00          $ 8.18       (1.79)%         2.40%     (0.06)%     2.34%      35.88%       244%       $      622

    (0.10)         $10.18       (1.13)%         2.06%     (0.06)%     2.00%      (0.06)%      154%       $   12,297
     0.00(4)       $10.28       (1.14)%         2.11%     (0.11)%     2.00%      15.12%        91%       $    9,805
    (0.09)         $ 8.93       (1.30)%         2.15%     (0.15)%     2.00%      (1.01)%       84%       $    6,890
    (0.21)         $ 9.11       (1.52)%         2.32%     (0.14)%     2.18%       5.33%        54%       $    1,802
    (0.58)         $ 8.87       (1.82)%         2.41%     (0.04)%     2.37%      15.82%       169%       $    1,080
     0.00          $ 8.18       (1.83)%         2.45%     (0.07)%     2.38%      35.88%       244%       $      444

    (0.10)         $10.91       (0.12)%         1.12%     (0.12)%     1.00%       0.87%       154%       $  276,388
     0.00(4)       $10.91       (0.14)%         1.17%     (0.17)%     1.00%      16.44%        91%       $  108,062
    (0.09)         $ 9.37       (0.25)%         1.22%     (0.22)%     1.00%      (0.12)%       84%       $   74,520
     0.00          $ 9.47       (0.67)%         1.30%     (0.30)%     1.00%      10.12%        54%       $   79,964

    (0.10)         $10.97        0.07%          0.86%     (0.06)%     0.80%       1.06%       154%       $1,158,997
     0.00(4)       $10.96        0.06%          0.91%     (0.11)%     0.80%      16.60%        91%       $1,099,424
    (0.09)         $ 9.40       (0.12)%         0.95%     (0.15)%     0.80%       0.20%        84%       $  534,868
     0.00          $ 9.47       (0.20)%         1.03%     (0.23)%     0.80%      10.12%        54%       $      161


     0.00          $25.20       (0.60)%         1.35%     (0.05)%     1.30%      (4.40)%      122%       $   34,992
     0.00          $26.36       (0.63)%         1.34%     (0.04)%     1.30%      28.85%       117%       $   23,142
     0.00          $20.45       (0.77)%         1.33%     (0.03)%     1.30%       3.07%       123%       $   16,468
     0.00          $19.84       (0.93)%         1.43%     (0.04)%     1.39%       3.23%        76%       $    9,762
     0.00          $19.22       (0.86)%         1.59%     (0.05)%     1.54%      12.46%        92%       $    6,357
     0.00          $17.09       (1.10)%         1.57%     (0.02)%     1.55%      30.06%       139%       $    9,294

     0.00          $24.30       (1.36)%         2.11%     (0.06)%     2.05%      (5.15)%      122%       $    1,307
     0.00          $25.62       (1.35)%         2.09%     (0.04)%     2.05%      27.86%       117%       $      325
     0.00          $20.03       (1.52)%         2.08%     (0.03)%     2.05%       2.35%       123%       $      170
     0.00          $19.57       (1.36)%         1.94%     (0.15)%     1.79%       3.00%        76%       $      146
     0.00          $19.00       (1.74)%         3.35%     (0.93)%     2.42%      11.57%        92%       $      314
     0.00          $17.03       (2.02)%         4.31%     (1.84)%     2.47%      28.92%       139%       $      512

     0.00          $26.12       (0.25)%         1.17%     (0.21)%     0.96%      (4.08)%      122%       $  109,958
     0.00          $27.23       (0.29)%         1.16%     (0.20)%     0.96%      29.25%       117%       $  128,523
     0.00          $21.06       (0.44)%         1.16%     (0.20)%     0.96%       3.49%       123%       $  110,565
     0.00          $20.35       (0.51)%         1.20%     (0.24)%     0.96%       3.40%        76%       $   65,886
     0.00          $19.68       (0.19)%         1.31%     (0.36)%     0.95%      13.23%        92%       $   66,658
     0.00          $17.38       (0.52)%         1.24%     (0.27)%     0.97%      30.78%       139%       $   55,851

     0.00          $26.65       (0.10)%         0.90%     (0.10)%     0.80%      (3.93)%      122%       $  260,671
     0.00          $27.74       (0.14)%         0.89%     (0.07)%     0.82%      29.46%       117%       $  264,648
     0.00          $21.42       (0.33)%         0.88%     (0.03)%     0.85%       3.58%       123%       $  179,549
     0.00          $20.68       (0.47)%         0.96%     (0.04)%     0.92%       3.45%        76%       $  315,764
     0.00          $19.99       (0.17)%         0.93%     (0.04)%     0.89%      13.26%        92%       $  294,892
     0.00          $17.65       (0.45)%         0.92%     (0.02)%     0.90%      30.93%       139%       $  311,312

                 96 Wells Fargo Advantage Large Cap Stock Funds


                                                            Financial Highlights

                                                     Beginning                    Net Realized    Distributions
                                                     Net Asset        Net        and Unrealized      from Net
                                                     Value Per    Investment       Gain (Loss)      Investment
                                                       Share     Income (Loss)   on Investments       Income
                                                     ---------   -------------   --------------   -------------
GROWTH FUND (continued)
INVESTOR CLASS
August 1, 2007 to July 31, 2008 ..................     $26.43      (0.20)(5)         (1.00)          0.00
August 1, 2006 to July 31, 2007 ..................     $20.55      (0.19)(5)          6.07           0.00
August 1, 2005 to July 31, 2006 ..................     $19.96      (0.20)(5)          0.79           0.00
January 1, 2005 to July 31, 2005(6) ..............     $19.35      (0.11)(5)          0.72           0.00
January 1, 2004 to December 31, 2004 .............     $17.19      (0.13)(5)          2.29           0.00
January 1, 2003 to December 31, 2003 .............     $13.21      (0.16)(5)          4.14           0.00
LARGE CAP GROWTH FUND
INVESTOR CLASS
August 1, 2007 to July 31, 2008 ..................     $27.18      (0.04)            (0.52)          0.00
August 1, 2006 to July 31, 2007 ..................     $23.18      (0.07)             4.07           0.00
August 1, 2005 to July 31, 2006 ..................     $23.57      (0.10)            (0.29)          0.00
January 1, 2005 to July 31, 2005(6) ..............     $22.75      (0.07)             0.89           0.00
January 1, 2004 to December 31, 2004 .............     $20.94      (0.07)             1.88           0.00
January 1, 2003 to December 31, 2003 .............     $16.51      (0.10)             4.53           0.00
LARGE COMPANY CORE FUND
CLASS A
August 1, 2007 to July 31, 2008 ..................     $25.04       0.21(5)          (3.31)         (0.20)
August 1, 2006 to July 31, 2007(12) ..............     $20.31       0.11(5)           4.76          (0.14)
August 1, 2005 to July 31, 2006(12) ..............     $20.70       0.10(5)          (0.38)         (0.11)
January 1, 2005 to July 31, 2005(6, 12) ..........     $21.21       0.05(5)          (0.51)         (0.05)
January 1, 2004 to December 31, 2004(12) .........     $19.57       0.08              1.65          (0.09)
January 1, 2003 to December 31, 2003(12) .........     $15.77       0.05(5)           3.80          (0.05)
CLASS B
July 18, 2008(8) to July 31, 2008 ................     $21.69       0.00(4, 5)        0.05           0.00
Class C
July 18, 2008(8) to July 31, 2008 ................     $21.69       0.00(4, 5)        0.05           0.00
ADMINISTRATOR CLASS
August 1, 2007 to July 31, 2008 ..................     $25.05       0.18(5)          (3.24)         (0.24)
August 1, 2006 to July 31, 2007 ..................     $20.27       0.54(5)           4.37          (0.13)(10)
August 1, 2005 to July 31, 2006 ..................     $20.67       0.14(5)          (0.39)         (0.15)
January 1, 2005 to July 31, 2005(6) ..............     $21.17       0.09(5)          (0.51)         (0.08)
January 1, 2004 to December 31, 2004 .............     $19.52       0.19              1.63          (0.17)
January 1, 2003 to December 31, 2003 .............     $15.75       0.11(5)           3.79          (0.13)
INSTITUTIONAL CLASS
August 1, 2007 to July 31, 2008 ..................     $25.30       0.33(5)          (3.35)         (0.32)
August 1, 2006 to July 31, 2007 ..................     $20.51       0.23(5)           4.81          (0.25)
August 1, 2005 to July 31, 2006 ..................     $20.91       0.20(5)          (0.39)         (0.21)
January 1, 2005 to July 31, 2005(6) ..............     $21.41       0.12(5)          (0.50)         (0.12)
January 1, 2004 to December 31, 2004 .............     $19.72       0.26              1.62          (0.19)
January 1, 2003 to December 31, 2003 .............     $15.92       0.16(5)           3.83          (0.19)
INVESTOR CLASS
August 1, 2007 to July 31, 2008 ..................     $25.19       0.17(5)          (3.33)         (0.16)
August 1, 2006 to July 31, 2007 ..................     $20.42       0.08(5)           4.79          (0.10)
August 1, 2005 to July 31, 2006 ..................     $20.82       0.06(5)          (0.39)         (0.07)
January 1, 2005 to July 31, 2005(6) ..............     $21.33       0.04(5)          (0.50)         (0.05)
January 1, 2004 to December 31, 2004 .............     $19.68       0.09              1.66          (0.10)
January 1, 2003 to December 31, 2003 .............     $15.85       0.04(5)           3.83          (0.04)

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 97


Financial Highlights

                   Ending      Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------               Portfolio    Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------


     0.00          $25.23        (0.73)%        1.49%     (0.05)%     1.44%      (4.54)%      122%        $  958,160
     0.00          $26.43        (0.80)%        1.51%     (0.04)%     1.47%      28.61%       117%        $1,063,168
     0.00          $20.55        (0.95)%        1.50%     (0.03)%     1.47%       2.96%       123%        $  974,189
     0.00          $19.96        (1.03)%        1.52%     (0.04)%     1.48%       3.15%        76%        $1,182,352
     0.00          $19.35        (0.77)%        1.52%     (0.04)%     1.48%      12.57%        92%        $1,146,002
     0.00          $17.19        (1.08)%        1.54%     (0.01)%     1.53%      30.13%       139%        $1,365,946


     0.00          $26.62        (0.13)%        1.47%     (0.28)%     1.19%      (2.06)%      131%        $  350,352
     0.00          $27.18        (0.26)%        1.53%     (0.34)%     1.19%      17.26%       113%        $  388,700
     0.00          $23.18        (0.37)%        1.51%     (0.32)%     1.19%      (1.65)%       98%        $  395,581
     0.00          $23.57        (0.50)%        1.40%     (0.18)%     1.22%       3.60%        50%        $  468,519
     0.00          $22.75        (0.30)%        1.24%     (0.04)%     1.20%       8.64%        89%        $  518,431
     0.00          $20.94        (0.48)%        1.27%     (0.02)%     1.25%      26.83%       253%        $  644,131


     0.00          $21.74         0.90%         1.39%     (0.25)%     1.14%     (12.44)%       45%        $   10,694
     0.00          $25.04         0.48%         1.36%     (0.22)%     1.14%      24.06%        56%        $    3,629
     0.00          $20.31         0.47%         1.35%     (0.21)%     1.14%      (1.36)%       16%        $    2,908
     0.00          $20.70         0.42%         1.39%     (0.14)%     1.25%      (2.14)%       74%        $    5,007
     0.00          $21.21         0.36%         1.44%     (0.06)%     1.38%       8.85%       136%        $    6,068
     0.00          $19.57         0.29%         1.35%     (0.01)%     1.34%      24.42%       199%        $    8,631

     0.00          $21.74         0.39%         2.14%     (0.25)%     1.89%       0.23%        45%        $    2,553

     0.00          $21.74         0.39%         2.14%     (0.25)%     1.89%       0.23%        45%        $    1,771

     0.00          $21.75         0.77%         1.21%     (0.25)%     0.96%     (12.31)%       45%        $      329
     0.00          $25.05         2.47%         1.18%     (0.25)%     0.93%      24.25%        56%        $      435
     0.00          $20.27         0.66%         1.22%     (0.26)%     0.96%      (1.22)%       16%        $   41,066
     0.00          $20.67         0.75%         1.15%     (0.19)%     0.96%      (1.96)%       74%        $  100,221
     0.00          $21.17         0.77%         1.09%     (0.15)%     0.94%       9.35%       136%        $   19,836
     0.00          $19.52         0.65%         1.06%     (0.08)%     0.98%      24.90%       199%        $   29,557

     0.00          $21.96         1.36%         0.94%     (0.28)%     0.66%     (12.06)%       45%        $   22,931
     0.00          $25.30         0.97%         0.96%     (0.30)%     0.66%      24.64%        56%        $   33,839
     0.00          $20.51         0.96%         0.95%     (0.29)%     0.66%      (0.90)%       16%        $   29,025
     0.00          $20.91         1.04%         0.77%     (0.17)%     0.60%      (1.76)%       74%        $   30,157
     0.00          $21.41         0.93%         0.76%     (0.05)%     0.71%       9.59%       136%        $   36,879
     0.00          $19.72         0.95%         0.69%     (0.01)%     0.68%      25.26%       199%        $   83,589

     0.00          $21.87         0.71%         1.49%     (0.18)%     1.31%     (12.60)%       45%        $  241,355
     0.00          $25.19         0.32%         1.53%     (0.22)%     1.31%      23.86%        56%        $  268,534
     0.00          $20.42         0.30%         1.52%     (0.21)%     1.31%      (1.58)%       16%        $  222,951
     0.00          $20.82         0.33%         1.47%     (0.14)%     1.33%      (2.16)%       74%        $  312,828
     0.00          $21.33         0.40%         1.40%     (0.05)%     1.35%       8.88%       136%        $  465,228
     0.00          $19.68         0.25%         1.40%     (0.02)%     1.38%      24.44%       199%        $  633,211

                 98 Wells Fargo Advantage Large Cap Stock Funds


                                                            Financial Highlights

                                                     Beginning                    Net Realized    Distributions
                                                     Net Asset        Net        and Unrealized      from Net
                                                     Value Per    Investment       Gain (Loss)      Investment
                                                       Share     Income (Loss)   on Investments       Income
                                                     ---------   -------------   --------------   -------------
LARGE COMPANY VALUE FUND
CLASS A
March 31, 2008(8) to July 31, 2008 ...............     $14.92       0.08(5)          (0.51)         (0.06)
CLASS C
March 31, 2008(8) to July 31, 2008 ...............     $15.17       0.04(5)          (0.52)         (0.03)
ADMINISTRATOR CLASS
August 1, 2007 to July 31, 2008 ..................     $17.09       0.33(5)          (1.46)         (0.34)
August 1, 2006 to July 31, 2007 ..................     $16.76       0.38(5)           1.51          (0.38)
August 1, 2005 to July 31, 2006 ..................     $16.53       0.36              0.96          (0.31)
January 1, 2005 to July 31, 2005(6) ..............     $16.17       0.14              0.99          (0.12)
January 1, 2004 to December 31, 2004 .............     $14.39       0.27              1.79          (0.28)
January 1, 2003 to December 31, 2003 .............     $11.71       0.19              2.71          (0.22)
INSTITUTIONAL CLASS
March 31, 2008(8) to July 31, 2008 ...............     $14.92       0.10(5)          (0.52)         (0.07)
INVESTOR CLASS
August 1, 2007 to July 31, 2008 ..................     $17.35       0.28(5)          (1.50)         (0.27)
August 1, 2006 to July 31, 2007 ..................     $16.99       0.29(5)           1.56          (0.31)
August 1, 2005 to July 31, 2006 ..................     $16.74       0.27              1.00          (0.24)
January 1, 2005 to July 31, 2005(6) ..............     $16.38       0.10              1.00          (0.09)
January 1, 2004 to December 31, 2004 .............     $14.57       0.22              1.81          (0.22)
January 1, 2003 to December 31, 2003 .............     $11.85       0.16              2.72          (0.16)
U.S. VALUE FUND
CLASS A
August 1, 2007 to July 31, 2008 ..................     $18.74       0.27(5)          (3.12)         (0.23)
August 1, 2006 to July 31, 2007 ..................     $17.09       0.19(5)           2.19          (0.21)
August 1, 2005 to July 31, 2006 ..................     $18.64       0.18(5)           0.71          (0.19)
January 1, 2005 to July 31, 2005(5) ..............     $18.55       0.07(5)           0.36          (0.05)
January 1, 2004 to December 31, 2004 .............     $17.65       0.20              2.22          (0.18)
January 1, 2003 to December 31, 2003 .............     $13.66       0.14              4.00          (0.15)
CLASS B
August 1, 2007 to July 31, 2008 ..................     $18.65       0.15(5)          (3.09)         (0.12)
August 1, 2006 to July 31, 2007 ..................     $17.02       0.05(5)           2.17          (0.07)
August 1, 2005 to July 31, 2006 ..................     $18.57       0.05(5)           0.71          (0.06)
January 1, 2005 to July 31, 2005(5) ..............     $18.52      (0.01)(5)          0.36          (0.01)
January 1, 2004 to December 31, 2004 .............     $17.64       0.07              2.21          (0.06)
January 1, 2003 to December 31, 2003 .............     $13.67       0.03              3.98          (0.04)
CLASS C
August 1, 2007 to July 31, 2008 ..................     $18.57       0.14(5)          (3.06)         (0.13)
August 1, 2006 to July 31, 2007 ..................     $16.94       0.06(5)           2.16          (0.07)
August 1, 2005 to July 31, 2006 ..................     $18.50       0.05(5)           0.70          (0.06)
January 1, 2005 to July 31, 2005(5) ..............     $18.44      (0.01)(5)          0.36          (0.00)(4)
January 1, 2004 to December 31, 2004 .............     $17.56       0.06              2.20          (0.04)
January 1, 2003 to December 31, 2003 .............     $13.61       0.03              3.97          (0.05)
ADMINISTRATOR CLASS
August 1, 2007 to July 31, 2008 ..................     $18.56       0.28(5)          (3.05)         (0.28)
August 1, 2006 to July 31, 2007 ..................     $16.94       0.25(5)           2.15          (0.26)
August 1, 2005 to July 31, 2006 ..................     $18.50       0.24(5)           0.70          (0.25)
January 1, 2005 to July 31, 2005(5) ..............     $18.40       0.11(5)           0.35          (0.07)
January 1, 2004 to December 31, 2004 .............     $17.52       0.27              2.21          (0.26)
January 1, 2003 to December 31, 2003 .............     $13.56       0.16              4.02          (0.22)
INVESTOR CLASS
August 1, 2007 to July 31, 2008 ..................     $18.95       0.25(5)          (3.14)         (0.23)
August 1, 2006 to July 31, 2007(12) ..............     $17.28       0.18(5)           2.21          (0.20)
August 1, 2005 to July 31, 2006(12) ..............     $18.77       0.15(5)           0.74          (0.13)
January 1, 2005 to July 31, 2005(6, 12) ..........     $18.68       0.07(5)           0.36          (0.05)
January 1, 2004 to December 31, 2004(12) .........     $17.77       0.20              2.24          (0.19)
January 1, 2003 to December 31, 2003(12) .........     $13.74       0.15              3.99          (0.11)

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 99


Financial Highlights

                   Ending      Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------               Portfolio    Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------


      0.00         $14.43         1.55%         1.37%     (0.12)%     1.25%      (2.92)%      71%          $     14

      0.00         $14.66         0.78%         2.12%     (0.12)%     2.00%      (3.17)%      71%          $     10

     (1.19)        $14.43         2.05%         1.21%     (0.25)%     0.96%      (7.48)%      71%          $  2,405
     (1.18)        $17.09         2.16%         1.24%     (0.28)%     0.96%      11.45%       18%          $  3,489
     (0.78)        $16.76         2.01%         1.23%     (0.27)%     0.96%       8.37%        8%          $ 10,255
     (0.65)        $16.53         1.47%         1.24%     (0.28)%     0.96%       7.15%       26%          $  4,957
      0.00         $16.17         1.75%         1.36%     (0.41)%     0.95%      14.49%       49%          $  4,351
      0.00         $14.39         1.62%         1.40%     (0.40)%     1.00%      24.99%       92%          $  5,054

      0.00         $14.43         2.02%         0.91%     (0.16)%     0.75%      (2.82)%      71%          $     10

     (1.19)        $14.67         1.71%         1.52%     (0.15)%     1.37%      (7.84)%      71%          $151,546
     (1.18)        $17.35         1.62%         1.51%     (0.14)%     1.37%      11.04%       18%          $196,291
     (0.78)        $16.99         1.57%         1.50%     (0.13)%     1.37%       7.93%        8%          $191,792
     (0.65)        $16.74         1.06%         1.52%     (0.13)%     1.39%       6.85%       26%          $223,800
      0.00         $16.38         1.40%         1.40%     (0.04)%     1.36%      14.04%       49%          $122,747
      0.00         $14.57         1.24%         1.40%      0.00%      1.40%      24.50%       92%          $140,758


     (3.98)        $11.68         1.77%         1.54%     (0.29)%     1.25%     (18.11)%      90%          $  1,356
     (0.52)        $18.74         1.04%         1.38%     (0.13)%     1.25%      14.04%       17%          $  2,893
     (2.25)        $17.09         1.02%         1.37%     (0.12)%     1.25%       5.49%       43%          $  2,741
     (0.29)        $18.64         0.67%         1.39%     (0.09)%     1.30%       2.38%       14%          $  5,250
     (1.34)        $18.55         1.14%         1.41%     (0.06)%     1.35%      14.08%       47%          $  5,264
      0.00         $17.65         0.99%         1.40%     (0.02)%     1.38%      30.48%       53%          $  4,752

     (3.98)        $11.61         1.01%         2.28%     (0.28)%     2.00%     (18.70)%      90%          $  2,180
     (0.52)        $18.65         0.30%         2.13%     (0.13)%     2.00%      13.13%       17%          $  4,035
     (2.25)        $17.02         0.30%         2.12%     (0.12)%     2.00%       4.72%       43%          $  4,439
     (0.29)        $18.57        (0.10)%        2.16%     (0.08)%     2.08%       1.95%       14%          $  6,368
     (1.34)        $18.52         0.39%         2.15%     (0.05)%     2.10%      13.20%       47%          $  6,369
      0.00         $17.64         0.21%         2.17%     (0.02)%     2.15%      29.37%       53%          $  4,958

     (3.98)        $11.54         1.00%         2.27%     (0.27)%     2.00%     (18.70)%      90%          $  1,134
     (0.52)        $18.57         0.30%         2.13%     (0.13)%     2.00%      13.19%       17%          $  1,827
     (2.25)        $16.94         0.30%         2.12%     (0.12)%     2.00%       4.68%       43%          $  2,118
     (0.29)        $18.50        (0.12)%        2.18%     (0.08)%     2.10%       1.95%       14%          $  3,165
     (1.34)        $18.44         0.31%         2.23%     (0.06)%     2.17%      13.15%       47%          $  4,294
      0.00         $17.56         0.18%         2.24%     (0.04)%     2.20%      29.42%       53%          $  4,230

     (3.98)        $11.53         2.01%         1.37%     (0.41)%     0.96%     (17.88)%      90%          $118,988
     (0.52)        $18.56         1.38%         1.24%     (0.28)%     0.96%      14.31%       17%          $136,118
     (2.25)        $16.94         1.39%         1.23%     (0.27)%     0.96%       5.82%       43%          $244,103
     (0.29)        $18.50         1.01%         1.17%     (0.21)%     0.96%       2.56%       14%          $204,133
     (1.34)        $18.40         1.54%         1.06%     (0.11)%     0.95%      14.53%       47%          $ 91,940
      0.00         $17.52         1.32%         1.07%     (0.10)%     0.97%      31.03%       53%          $ 87,368

     (3.98)        $11.85         1.67%         1.68%     (0.36)%     1.32%     (18.17)%      90%          $ 27,250
     (0.52)        $18.95         0.98%         1.55%     (0.23)%     1.32%      13.92%       17%          $ 41,507
     (2.25)        $17.28         0.82%         1.55%     (0.23)%     1.32%       5.43%       43%          $ 40,530
     (0.29)        $18.77         0.64%         1.48%     (0.14)%     1.34%       2.41%       14%          $157,495
     (1.34)        $18.68         1.16%         1.37%     (0.05)%     1.32%      14.11%       47%          $252,256
      0.00         $17.77         0.83%         1.58%     (0.03)%     1.55%      30.23%       53%          $158,963

                 100 Wells Fargo Advantage Large Cap Stock Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at July 31, 2008, was comprised of 98 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Capital Growth Fund, Endeavor Select Fund, Growth Fund, Large Cap Growth Fund, Large Company Core Fund, Large Company Value Fund and U.S. Value Fund. Each Fund in this report, except for the Endeavor Select Fund, is a diversified series of the Trust. The Endeavor Select Fund is a non-diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

At its November 7, 2007 meeting, the Board of Trustees of Wells Fargo Funds Trust approved the reorganization of the several of the Funds (the "Target Funds") into certain acquiring Funds of the Trust (the "Acquiring Funds"). Effective at the opening of business on July 21, 2008, the following Acquiring Funds acquired substantially all of the net assets and assumed all of the liabilities of their corresponding Target Funds through a tax-free reorganization under section 368 (a) of the Internal Revenue Code. The reorganizations of the Endeavor Large Cap Fund, and the Growth and Income Fund did not require shareholder approval.

Target Fund                   Acquiring Fund
-----------------------   -----------------------
ENDEAVOR LARGE CAP FUND   Capital Growth Fund
LARGE COMPANY CORE FUND   Growth and Income Fund*

* As described below, the Growth and Income Fund, immediately following the reorganization of the Large Company Core Fund into the Growth and Income Fund, changed its name to the Large Company Core Fund.

The acquisitions were accomplished through the following steps:

In a tax-free exchange, the Capital Growth Fund issued 1,079,911 of its shares (valued at $19,038,792) in exchange for all the assets and liabilities of the Endeavor Large Cap Fund. The aggregate net assets of the Endeavor Large Cap Fund as of July 18, 2008 were valued at $19,038,792, which included $666,491 of net unrealized depreciation, and were combined with those of the Capital Growth Fund.

In a tax-free exchange, the Growth and Income Fund issued 1,657,839 of its shares (valued at $ 36,131,679) in exchange for all the assets and liabilities of the Large Company Core Fund. The aggregate net assets of the Large Company Core Fund as of July 18, 2008 were valued at $36,131,679, which included $3,526,552 of net unrealized depreciation, and were combined with those of the Growth and Income Fund. On July 21, 2008, after the close of the transaction, the Growth and Income Fund was renamed the Large Company Core Fund.

Each Target Fund then liquidated by distributing the corresponding Acquiring Fund shares pro rata to the Target Fund shareholders, so that Target Fund shareholders received shares of a specified class of the corresponding Acquiring Fund with a total value equal to the value of their Target Fund shares. In connection with the Acquisitions, each Target Fund was dissolved and terminated as a series of the Trust. Subsequent to the merger, the aggregate net assets of the Capital Growth Fund, and the Large Company Core Fund totaled $1,623,662,178, and $279,503,642, respectively.

In addition to the reorganizations discussed above, at its November 7, 2007 meeting, the Board also approved modifying certain share class names and features. The Advisor Class shares of the Growth Fund and Large Company Core Fund were renamed Class A shares and were modified to assume the features and attributes associated with Class A shares, including their exchange privileges. Similarly, the Class Z U.S. Value Fund shares were renamed Investor Class shares, and were modified to assume the features and attributes associated with Investor Class shares, including their exchange privileges. These share class modifications were effective at the close of business on June 20, 2008.

                Wells Fargo Advantage Large Cap Stock Funds 101


Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

                102 Wells Fargo Advantage Large Cap Stock Funds


                                                   Notes to Financial Statements

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Large Company Value Fund and the Large Company Core Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

At July 31, 2008, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and
Liabilities:

                               Undistributed Net        Undistributed Net
Fund                       Investment Income (Loss)   Realized Gain (Loss)   Paid-in Capital
----                       ------------------------   --------------------   ---------------
CAPITAL GROWTH FUND               $2,607,945              $(2,607,945)        $          0
ENDEAVOR SELECT FUND               1,660,956               (1,337,135)            (323,821)
GROWTH FUND                        8,630,984                  (49,052)          (8,581,932)
LARGE CAP GROWTH FUND                488,190               75,097,908          (75,586,098)
LARGE COMPANY VALUE FUND                   0                  117,929             (117,929)
U.S. VALUE FUND                          (89)                      89                    0

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at July 31, 2008.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of July 31, 2008, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: July 31, 2005; July 31, 2006; July 31, 2007; July 31, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

                 Wells Fargo Advantage Large Cap Stock Funds 103


Notes to Financial Statements

At July 31, 2008, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                           Expiration    Capital Loss
Fund                          Year      Carryforwards
----                       ----------   -------------
GROWTH FUND                2009          $ 37,393,684
LARGE CAP GROWTH FUND      2010           203,828,512
LARGE COMPANY CORE FUND    2009             4,775,032
                           2010               441,738
LARGE COMPANY VALUE FUND   2009             1,014,130
                           2010               604,271

At July 31, 2008, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

FUND               Deferred Post-October Capital Loss
----               ----------------------------------
U.S. VALUE FUND               $4,266,345

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) that have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. For a portion of the period, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at July 31, 2008, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance

                 104 Wells Fargo Advantage Large Cap Stock Funds


                                                   Notes to Financial Statements

assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of July 31, 2008, the following Funds owned certain of these types of SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                            Defaulted SIVs   % of Net
Fund                       ($Market Value)    Assets
----                       ---------------   --------
CAPITAL GROWTH FUND          $11,881,322       0.72%
ENDEAVOR SELECT FUND          11,665,565       0.69%
GROWTH FUND                   13,994,773       1.03%
LARGE CAP GROWTH FUND            919,183       0.26%
LARGE COMPANY CORE FUND          885,360       0.32%
LARGE COMPANY VALUE FUND         754,105       0.49%
U.S. VALUE FUND                1,035,363       0.69%

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                         Advisory                                           Subadvisory
                                                        Fees (% of                                           Fees (% of
                                    Average Daily     Average Daily                      Average Daily     Average Daily
FUND                                 Net Assets        Net Assets)      Subadviser        Net Assets        Net Assets)
----                             ------------------   -------------   -------------   ------------------   -------------
CAPITAL GROWTH FUND(1)           First $500 million       0.700       Wells Capital   First $100 million       0.350
                                  Next $500 million       0.650         Management     Next $100 million       0.300
                                    Next $2 billion       0.600        Incorporated    Next $300 million       0.200
                                    Next $2 billion       0.575                        Over $500 million       0.150
                                    Over $5 billion       0.550
ENDEAVOR SELECT FUND(1)          First $500 million       0.700       Wells Capital   First $100 million       0.350
                                  Next $500 million       0.650         Management     Next $100 million       0.300
                                    Next $2 billion       0.600        Incorporated    Next $300 million       0.200
                                    Next $2 billion       0.575                        Over $500 million       0.150
                                    Over $5 billion       0.550
GROWTH FUND                      First $500 million       0.750       Wells Capital   First $100 million       0.350
                                  Next $500 million       0.700         Management     Next $100 million       0.300
                                    Next $2 billion       0.650        Incorporated    Next $300 million       0.200
                                    Next $2 billion       0.625                        Over $500 million       0.150
                                    Over $5 billion       0.600

                 Wells Fargo Advantage Large Cap Stock Funds 105


Notes to Financial Statements

                                                         Advisory                                           Subadvisory
                                                        Fees (% of                                           Fees (% of
                                    Average Daily     Average Daily                      Average Daily     Average Daily
FUND                                 Net Assets        Net Assets)      Subadviser        Net Assets        Net Assets)
----                             ------------------   -------------   -------------   ------------------   -------------
LARGE CAP GROWTH FUND(1)         First $500 million       0.700       Wells Capital   First $100 million       0.350
                                  Next $500 million       0.650         Management     Next $100 million       0.300
                                    Next $2 billion       0.600        Incorporated    Next $300 million       0.200
                                    Next $2 billion       0.575                        Over $500 million       0.150
                                    Over $5 billion       0.550
LARGE COMPANY CORE FUND(1)       First $500 million       0.700        Matrix Asset    First $50 million       0.200
                                  Next $500 million       0.650          Advisors      Over $50 million        0.160
                                    Next $2 billion       0.600        Incorporated
                                    Next $2 billion       0.575
                                    Over $5 billion       0.550
LARGE COMPANY VALUE FUND(1, 2)   First $500 million       0.700           Phocas      First $100 million       0.290
                                  Next $500 million       0.650         Financial      Next $150 million       0.260
                                    Next $2 billion       0.600        Corporation     Next $750 million       0.230
                                    Next $2 billion       0.575                         Over $1 billion        0.200
                                    Over $5 billion       0.550
U.S. VALUE FUND(1)               First $500 million       0.700       Wells Capital   First $100 million       0.350
                                  Next $500 million       0.650         Management     Next $100 million       0.300
                                    Next $2 billion       0.600        Incorporated    Next $300 million       0.200
                                    Next $2 billion       0.575                        Over $500 million       0.150
                                    Over $5 billion       0.550

(1) Effective December 1, 2007, the advisory fee was reduced by 0.05%, as shown in the table. Prior to December 1, 2007, the advisory fee was 0.750% for the first $500 million, 0.700% for the next $500 million, 0.650% for the next $2 billion, 0.625% for the next $2 billion and 0.600% over $5 billion.

(2) As of March 21, 2008, the subadviser for Large Company Value Fund is Phocas Financial Corporation. Prior to March 21, 2008, the subadviser was Wells Capital Management Incorporated with following fee schedule: 0.350% for the first $100 million, 0.300% for the next $100 million, 0.200% for the next $300 million, and 0.150% over $500 million.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                       Administration
                                    Average Daily    Fees (% of Average
                                     Net Assets       Daily Net Assets)
                                  ----------------   ------------------
Fund Level                        First $5 billion          0.05
                                   Next $5 billion          0.04
                                  Over $10 billion          0.03
Class A, Class B and Class C(1)   All asset levels          0.28
Administrator Class               All asset levels          0.10
Institutional Class               All asset levels          0.08
Investor Class(2, 3, 4)           All asset levels          0.40

(1) From April 11, 2005 though November 30, 2007, the class-level administration fee was reduced by 0.05% for Class A, Class B, and Class C shares of the U.S. Value Fund. Effective December 1, 2007, these fee reductions were removed with the approval of the Board and the administration fees for Class A, Class B, and Class C, of the U.S. Value Fund are as shown in the table.

(2) Effective December 1, 2007, the class-level administration fee for the Investor Class was reduced by 0.05%, as shown in the table. Prior to December 1, 2007, the class-level administration fee for Investor Class was 0.45%.

(3) From April 11, 2005 though November 30, 2007, the class-level administration fee was reduced by 0.08% for the Investor Class of the Large Company Value Fund. Effective December 1, 2007, this fee reduction was removed with the approval of the Board and the administration fee for the Investor Class of the Large Company Value Fund is as shown in the table.

(4) From April 11, 2005 though November 30, 2007, the class-level administration fees were reduced by 0.05% for the Investor Class of the Large Company Core Fund and the Large Cap Growth Fund. Effective December 1, 2007, these fee reductions were removed with the approval of the Board and the administration fees for the Investor Class of the Large Company Core Fund and the Large Cap Growth Fund are as shown in the table.

                 106 Wells Fargo Advantage Large Cap Stock Funds


                                                   Notes to Financial Statements

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                              % of Average
                            Daily Net Assets
                            ----------------
All Large Cap Stock Funds         0.02

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                      % of Average
SHARE CLASS                                                         Daily Net Assets
-----------                                                         ----------------
Class A, Class B, Class C, Administrator Class and Investor Class      up to 0.25

For the year ended July 31, 2008, for the Capital Growth Fund, Endeavor Select Fund, Growth Fund, Large Cap Growth Fund, Large Company Core Fund, Large Company Value Fund, and U.S. Value Fund, shareholder servicing fees paid were as follows:

                                                          Administrator    Investor
Fund                        Class A   Class B   Class C       Class          Class
----                       --------   -------   -------   -------------   ----------
CAPITAL GROWTH FUND        $ 13,169        NA   $ 8,286     $1,648,593    $  916,217
ENDEAVOR SELECT FUND        493,064    25,262    26,706        567,182            NA
GROWTH FUND                  93,881        NA     2,023        325,850     2,658,582
LARGE CAP GROWTH FUND            NA        NA        NA             NA       971,674
LARGE COMPANY CORE FUND       8,710       191         0          1,739       565,757
LARGE COMPANY VALUE FUND          9        NA         8          4,883       439,415
U.S. VALUE FUND               4,932     7,682     3,635        327,580        85,654

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the year ended July 31, 2008, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PNC, Inc. ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the year ended July 31, 2008, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the year ended July 31, 2008, were as follows:

                 Wells Fargo Advantage Large Cap Stock Funds 107


Notes to Financial Statements

                                                Net Operating Expense Ratios
                           ----------------------------------------------------------------------
                                                         Administrator   Institutional   Investor
FUND                       Class A   Class B   Class C       Class           Class         Class
----                       -------   -------   -------   -------------   -------------   --------
CAPITAL GROWTH FUND          1.25%       NA      2.00%       0.94%            0.75%        1.37%(1)
ENDEAVOR SELECT FUND         1.25%     2.00%     2.00%       1.00%            0.80%          NA
GROWTH FUND                  1.30%       NA      2.05%       0.96%            0.80%        1.42%(2)
LARGE CAP GROWTH FUND          NA        NA        NA          NA               NA         1.19%
LARGE COMPANY CORE FUND      1.14%     1.89%     1.89%       0.95%(3)         0.66%        1.31%
LARGE COMPANY VALUE FUND     1.25%       NA      2.00%       0.96%            0.75%        1.37%
U.S. VALUE FUND              1.25%     2.00%     2.00%       0.96%              NA         1.32%

(1) Effective November 30, 2007, the net operating expense ratio for the Capital Growth Fund Investor Class decreased from 1.42% to 1.37%. The weighted blended net operating expense ratio for the year ended July 31, 2008, for the Capital Growth Fund Investor Class is 1.39%.

(2) Effective November 30, 2007, the net operating expense ratio for the Growth Fund Investor Class decreased from 1.47% to 1.42%. The weighted blended net operating expense ratio for the year ended July 31, 2008, for the Growth Fund Investor Class is 1.44%.

(3) Effective July 25, 2008, the net operating expense ratio for the Large Company Core Fund Administrator Class decreased from 0.96% to 0.95%. The weighted blended net operating expense ratio for the year ended July 31, 2008, for the Large Company Core Fund Administrator Class is 0.96%.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended July 31, 2008, were as follows:

                              Purchases
FUND                           at Cost      Sales Proceeds
----                       --------------   --------------
CAPITAL GROWTH FUND        $2,595,758,992   $2,164,151,796
ENDEAVOR SELECT FUND        2,790,979,662    2,559,956,610
GROWTH FUND                 1,820,422,860    1,886,550,162
LARGE CAP GROWTH FUND         499,398,285      539,949,002
LARGE COMPANY CORE FUND       139,031,366      123,874,133
LARGE COMPANY VALUE FUND      125,280,083      157,281,898
U.S. VALUE FUND               151,187,993      147,828,052

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving credit agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

For the year ended July 31, 2008, there were no borrowings by any of the Large Cap Stock Funds under the agreement.

6. DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during the years ended July 31, 2008, and July 31, 2007, was as follows:

                             Ordinary      Long-Term    Return of    Dividend Paid
                              Income     Capital Gain    Capital    on Redemptions      Total
Fund                           2008          2008          2008          2008            2008
----                       -----------   ------------   ---------   --------------   -----------
CAPITAL GROWTH FUND        $32,027,039    $39,715,403     $    0          $0         $71,742,442
ENDEAVOR SELECT FUND                 0     16,828,990      1,450           0          16,830,440
LARGE COMPANY CORE FUND      2,058,110              0          0           0           2,058,110
LARGE COMPANY VALUE FUND     3,025,475     12,878,828          0           0          15,904,303
U.S. VALUE FUND              3,147,236     40,021,808          0           0          43,169,044

                 108 Wells Fargo Advantage Large Cap Stock Funds


                                                   Notes to Financial Statements

                            Ordinary      Long-Term    Return of    Dividend Paid
                             Income     Capital Gain    Capital    on Redemptions      Total
Fund                          2007          2007          2007          2007            2007
----                       ----------   ------------   ---------   --------------   -----------
CAPITAL GROWTH FUND        $        0    $ 4,386,879       $0            $0         $ 4,386,879
ENDEAVOR SELECT FUND                0         42,990        0             0              42,990
LARGE COMPANY CORE FUND     1,343,117              0        0             0           1,343,117
LARGE COMPANY VALUE FUND    3,720,760     13,609,930        0             0          17,330,690
U.S. VALUE FUND             7,821,835      4,256,745        0             0          12,078,580

As of July 31, 2008, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.

                                                                Unrealized        Capital
                            Undistributed     Undistributed    Appreciation        Loss
Fund                       Ordinary Income   Long-Term Gain   (Depreciation)    Carryforward        Total
----                       ---------------   --------------   --------------   -------------    --------------
CAPITAL GROWTH FUND           $3,435,356       $46,804,746     $(11,753,764)   $           0    $   38,486,338
ENDEAVOR SELECT FUND                   0        41,424,552      101,029,068                0       142,453,620
GROWTH FUND                            0                 0      116,593,108      (37,393,684)       79,199,424
LARGE CAP GROWTH FUND                  0                 0      (20,302,217)    (203,828,512)    ($224,130,729)
LARGE COMPANY CORE FUND          125,119                 0      (36,646,704)      (5,216,770)     ($41,738,355)
LARGE COMPANY VALUE FUND         204,797        11,230,298        1,973,422       (1,618,401)       11,790,116
U.S. VALUE FUND                  356,869                 0       (5,824,221)      (4,266,345)*      (9,733,697)

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

7. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlement, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

                 Wells Fargo Advantage Large Cap Stock Funds 109


Notes to Financial Statements

8. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements."This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2008, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of July 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

                 110 Wells Fargo Advantage Large Cap Stock Funds


                         Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Capital Growth Fund, Endeavor Select Fund, Growth Fund, Large Cap Growth Fund, Large Company Core Fund, Large Company Value Fund, and U.S. Value Fund, (collectively the "Funds"), seven of the funds constituting the Wells Fargo Funds Trust, as of July 31, 2008, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the years or periods in the four year period then ended and the period January 1, 2004 to December 31, 2004. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the year or period ended December 31, 2003, were audited by other auditors. Those auditors expressed unqualified opinions on those financial highlights in their reports dated February 3, 2004.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of July 31, 2008, and the results of their operations, changes in their net assets and the financial highlights for the periods indicated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.


                                        /s/ KPMG LLP

Philadelphia, Pennsylvania
September 24, 2008

                 Wells Fargo Advantage Large Cap Stock Funds 111


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following funds designate the amounts listed below as a long-term capital gain distribution for the year ended July 31, 2008:

                           Capital Gain
FUND                         Dividend
----                       ------------
CAPITAL GROWTH FUND         $39,715,403
ENDEAVOR SELECT FUND         16,830,440
LARGE COMPANY VALUE FUND     12,878,828
U.S. VALUE FUND              40,021,886

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Funds listed below designates a percentage of its ordinary income dividends distributed during the year ended July 31, 2008 as qualifying for the corporate dividends-received deduction:

                           Dividend-Received
                               Deduction
                             (% of Ordinary
FUND                       Income Dividends)
----                       -----------------
CAPITAL GROWTH FUND               30.64
LARGE COMPANY CORE FUND          100.00
LARGE COMPANY VALUE FUND         100.00
U.S. VALUE FUND                   97.85

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Funds listed below designate the following amounts for their income dividends paid during the year ended July 31, 2008 as qualified dividend income (QDI):

FUND                           QDI
----                       -----------
CAPITAL GROWTH FUND        $10,533,045
LARGE COMPANY CORE FUND      2,058,110
LARGE COMPANY VALUE FUND     3,025,477
U.S. VALUE FUND              3,086,800

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Funds listed below designate the following amounts as interest-related dividends:

                           Interest-Related
FUND                           Dividends
----                       ----------------
LARGE COMPANY CORE FUND        $ 39,927
LARGE COMPANY VALUE FUND         43,948
U.S. VALUE FUND                 208,551

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the Funds listed below designate the following amounts as short-term capital gains dividends:

                      Short-Term Capital
FUND                    Gains Dividends
----                  ------------------
CAPITAL GROWTH FUND       $32,027,038
U.S. VALUE FUND                 1,797

                 112 Wells Fargo Advantage Large Cap Stock Funds

                                                   Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Portfolio, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Portfolio is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information(1) of each Portfolio. Each of the Trustees listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                       Position Held and
Name and Age           Length of Service(2)       Principal Occupations During Past Five Years                  Other Directorships
---------------------  -------------------------  ------------------------------------------------------------  -------------------
Thomas S. Goho         Trustee, since 1987        Co-Director for the Calloway School of Stephens University    None
65                                                of Wake Forest University. Prior thereto, the Thomas Goho
                                                  Chair of Finance of Wake Forest University, Calloway School
                                                  of Business and Accountancy, from 2006-2007 and Associate
                                                  Professor of Finance from 1999-2005.

Peter G. Gordon        Trustee, since 1998;       Chairman, CEO and Co-Founder of Crystal Geyser Water Company  None
65                     Chairman, since 2005       and President of Crystal Geyser Roxane Water Company.
                       (Lead Trustee since 2001)

Olivia S. Mitchell     Trustee, since 2006        Professor of Insurance and Risk Management, Wharton School,   None
55                                                University of Pennsylvania. Director of the Boettner Center
                                                  on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research
                                                  associate, National Bureau of Economic Research.

Timothy J. Penny       Trustee, since 1996        President and CEO of Southern Minnesota Initiative            None
56                                                Foundation, a non-profit organization since 2007 and Senior
                                                  Fellow at the Humphrey Institute Policy Forum at the
                                                  University of Minnesota since 1995.

Donald C. Willeke      Trustee, since 1996        Principal of the law firm of Willeke & Daniels.               None
68

INTERESTED TRUSTEE(3)

                       Position Held and
Name and Age           Length of Service(2)       Principal Occupations During Past Five Years                  Other Directorships
---------------------  -------------------------  ------------------------------------------------------------  -------------------
J. Tucker Morse        Trustee, since 1987        Private Investor/Real Estate Developer. Prior thereto,        None
63                                                Chairman of Whitepoint Capital, LLC until 2004.

                Wells Fargo Advantage Large Cap Stock Funds 113


Other Information (Unaudited)

OFFICERS

                       Position Held and
Name and Age           Length of Service(2)       Principal Occupations During Past Five Years                  Other Directorships
---------------------  -------------------------  ------------------------------------------------------------  -------------------
Karla M. Rabusch       President, since 2003      Executive Vice President of Wells Fargo Bank, N.A. and        None
49                                                President of Wells Fargo Funds Management, LLC since 2003.
                                                  Senior Vice President and Chief Administrative Officer of
                                                  Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman       Secretary, since 2000;     Senior Vice President and Secretary of Wells Fargo Funds      None
48                     Chief Legal Counsel,       Management, LLC since 2001. Vice President and Managing
                       since 2003                 Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Stephen W. Leonhardt   Treasurer, since 2007      Vice President and Manager of Fund Accounting, Reporting and  None
49                                                Tax for Wells Fargo Funds Management, LLC since 2007.
                                                  Director of Fund Administration and SEC Reporting for
                                                  TIAA-CREF from 2005 to 2007. Chief Operating Officer for UMB
                                                  Fund Services, Inc. from 2004 to 2005. Controller for
                                                  Sungard Transaction Networks from 2002 to 2004.

Debra Ann Early        Chief Compliance Officer,  Chief Compliance Officer of Wells Fargo Funds Management,     None
44                     since 2007                 LLC since 2007. Chief Compliance Officer of Parnassus
                                                  Investments from 2005 to 2007. Chief Financial Officer of
                                                  Parnassus Investments from 2004 to 2007 and Senior Audit
                                                  Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

(2) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3) As of July 31, 2008, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

                114 Wells Fargo Advantage Large Cap Stock Funds


                                                   Other Information (Unaudited)

BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

CAPITAL GROWTH FUND, ENDEAVOR SELECT FUND, GROWTH FUND, LARGE CAP GROWTH FUND, LARGE COMPANY CORE FUND, LARGE COMPANY VALUE FUND AND U.S. VALUE FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Capital Growth Fund, Endeavor Select Fund, Growth Fund, Large Cap Growth Fund, Large Company Core Fund (formerly named the Growth and Income Fund), Large Company Value Fund (formerly named the Dividend Income Fund) and U.S. Value Fund (the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Capital Growth Fund, Endeavor Select Fund, Growth Fund, Large Cap Growth Fund and U.S. Value Fund; and (iii) an investment sub-advisory agreement with Matrix Asset Advisors, Inc. ("Matrix") for the Large Company Core Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with Wells Capital Management and Matrix (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."The Board noted that it had approved a new investment sub-advisory agreement with Phocas Financial Corporation for the Large Company Value Fund at its November 2007 meeting and that shareholders had approved the new sub-advisory agreement at a shareholder meeting on March 14, 2008.

More specifically, at a meeting held on March 28, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided to each of the Funds by Funds Management and the Sub-Advisers.

                 WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS 115


OTHER INFORMATION (UNAUDITED)

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2007. The Board also considered these results in comparison to the median performance of a universe of relevant funds that was determined by Lipper Inc. ("Lipper") to be similar to the Funds (the "Universe"), as well as to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each Fund, except for the Large Company Core Fund and U.S. Value Fund, was better than, or not appreciably below, the median performance of its Universe for all time periods. The Board noted that the performance of the Large Company Core Fund was lower than the median performance of the Fund's Universe for most time periods and required further review. The Board noted that the performance of the U.S. Value Fund was lower than the median performance of the Fund's Universe for certain time periods and required further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Large Company Core Fund and U.S. Value Fund. The Board requested continued reports on the performance of the Large Company Core Fund and U.S. Value Fund.

The Board received and considered information regarding each Fund's contractual advisory fees, and net operating expense ratio and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Funds (the "Peer Group") and to other comparative data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Peer Group.

The Board noted that each Fund's net operating expense ratios were lower than, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratios. The Board then noted that, at its regular meeting in November 2007, it had approved the reorganization of a fund of the Trust into the Large Company Core Fund (which reorganization did not require shareholder approval) and that the net operating expense ratio for a share class of the Fund would be reduced upon completion of the reorganization. The Board also noted Fund Management's recommendation to reduce the net operating expense ratios of certain share classes of the Capital Growth Fund, Growth Fund and Large Company Value Fund in coming to its conclusion.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group and certain advisory fee reductions proposed by Funds Management. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided. The Board also considered and approved Funds Management's recommendation to reduce administration fees for a share class of the Funds in coming to its conclusion.

                 116 Wells Fargo Advantage Large Cap Stock Funds


                                                   Other Information (Unaudited)

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2008 board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationship with the Capital Growth Fund, Large Company Value Fund, Growth Fund and Large Cap Growth Fund was not a material factor in determining whether to renew the agreement. The Board did not consider separate profitability information with respect to Matrix, which is not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Matrix had been negotiated by Funds Management on an arm's length basis and that Matrix's profitability from their relationship with the Large Company Core Fund was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by the Sub-Advisers to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

                 Wells Fargo Advantage Large Cap Stock Funds 117


Other Information (Unaudited)

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                 118 Wells Fargo Advantage Large Cap Stock Funds


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
CIFG  -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Farm Service Agency
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
HUD   -- Housing & Urban Development
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GURANTEE - MAY LOSE VALUE

(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved.   www.wellsfargo.com/advantagefunds   111848 09-08

                                                               ALGLD/AR120 07-08

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, July 31, 2008, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended July 31, 2007 and July 31, 2008 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         For the fiscal years ended July 31, 2007 and July 31, 2008, the Audit Fees were $ 1,848,250 and $ 1,852,760 respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended July 31, 2007 and July 31, 2008 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended July 31, 2007 and July 31, 2008 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

         For the fiscal years ended July 31, 2007 and July 31, 2008, the Tax Fees were $ 110,800 and $118,080, respectively. The incurred Tax Fees are comprised of excise tax review services.

         For the fiscal years ended July 31, 2007 and July 31, 2008, the Tax Fees were $ 179,830 and $194,320 respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended July 31, 2007 and July 31, 2008.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f)
Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended July 31, 2007 and July 31, 2008, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

         For the fiscal years ended July 31, 2007 and July 31, 2008, the Registrant incurred non-audit fees in the amount of $170,000 and $120,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

         For the fiscal years ended July 31, 2007 and July 31, 2008, the Registrant's investment adviser incurred non-audit fees in the amount of $ 44,000 and $ 46,000, respectively. The non-audit fees for the year-ended June 30, 2007 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.
         For fiscal year ended July 31, 2008, the Registrant incurred non-audit fees in the amount of $135,000 relating to fund mergers.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
   CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECUIRTY HOLDERS
============================================================
Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES
================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Funds Trust

                                                     By:    /s/ Karla M. Rabusch

                                                            Karla M. Rabusch
                                                            President

Date: September 22, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                                  By:   /s/ Karla M. Rabusch

                                                        Karla M. Rabusch
                                                        President

Date: September 22, 2008


                                                  By:   /s/ Stephen W. Leonhardt


                                                        Stephen W. Leonhardt
                                                        Treasurer

Date: September 22, 2008

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Large Cap Growth Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage Large Company Value Fund, and Wells Fargo Advantage U.S. Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: September 22, 2008

/s/ Karla M. Rabusch
---------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION


I, Stephen W. Leonhardt certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Large Cap Growth Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage Large Company Value Fund, and Wells Fargo Advantage U.S. Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: September 22, 2008

/s/ Stephen W. Leonhardt
-----------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended July 31, 2008 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: September 22, 2008

                                                     By:    /s/ Karla M. Rabusch

                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended July 31, 2008 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: September 22, 2008

                                                 By:    /s/ Stephen W. Leonhardt

                                                 Stephen W. Leonhardt
                                                 Treasurer
                                                 Wells Fargo Funds Trust


This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                             WELLS FARGO FUNDS TRUST
                            WELLS FARGO MASTER TRUST
                           WELLS FARGO VARIABLE TRUST

JOINT CODE OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND SENIOR FINANCIAL
OFFICERS

I.       COVERED OFFICERS / PURPOSE OF THE CODE

         This Code of Ethics ("Code") of Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust (collectively, the "Trusts" and each, "a Trust") applies to each Trust's Principal Executive Officer, Principal Financial Officer and any other Trust officer's listed on Exhibit A (the "Covered Officers") for the purpose of promoting:

    o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    o full, fair, accurate, timely and understandable financial disclosure in reports and documents that a Trust files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Trust;

    o compliance with applicable laws and governmental rules and regulations;

    o the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

    o accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY BOTH ACTUAL AND APPARENT CONFLICTS OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his or her service to, a Trust. For example, a conflict of interest would arise if a Covered Officer, or a member of his or her family, receives improper personal benefits as a result of his or her position with the Trust. Certain conflicts of interest arise out of the relationships between Covered Officers and the Trust and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Trust because of their status as "affiliated persons" of the Trust. The compliance programs and procedures of the Trust and Wells Fargo Funds Management, LLC (the

"Adviser") are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Trust and the Adviser, of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Trust or for the Adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Adviser and the Trust. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Trust and the Adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Trust. Each Covered Officer recognizes that, as an officer of a Trust, he or she has a duty to act in the best interests of the Trust and its shareholders. If a Covered Officer believes that his or her responsibilities as an officer or employee of the Adviser are likely to materially compromise his or her objectivity or his or her ability to perform the duties of his or her role as an officer of the Trust, he or she should consult with the Chief Legal Officer. Under appropriate circumstances, a Covered Officer should also consider whether to present the matter to the Board. In addition, it is recognized by the Trust's Board of Trustees ("Board") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Trust.

                                     * * * *

         Each Covered Officer must:

    o not use his or her personal influence or personal relationships improperly to influence investment decisions or financial reporting by a Trust whereby the Covered Officer would benefit personally to the detriment of the Trust;

    o not cause the Trust to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of a Trust;

    o not use material non-public knowledge of portfolio transactions made or contemplated for the Trust to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

    o not retaliate against any other Covered Officer or any employee of a Trust or its affiliated persons for reports of potential violations that are made in good faith; and

    o not engage in personal, business or professional relationships or dealings that would impair his or her independence of judgment or adversely affect the performance of his or her duties in the best interests of the Trust and their shareholders.

         There are some conflict of interest situations that should always be approved in advance by the Chief Legal Officer of the Trust (the "Chief Legal Officer") if material. Examples of these include:

    o service as a director on the board of any public or private for-profit company (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may serve as a director of such company or any entity, controlling, controlled by, or under common control with, such company);

    o acquiring a financial interest in any company that provides services to the Trust (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may have an ownership interest in his or her employer or the employer's parent company);

    o the receipt of any entertainment or gifts from any person or company with which the Trust has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

    o any consulting or employment relationship with any of the Trust's service providers, other than with the primary employer of the Covered Officer; and

    o a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Trust for effecting portfolio transactions or for selling or redeeming shares, other than an interest arising from the Covered Officer's primary employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Trust.

         Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Trust to others, whether within or outside the Trust, including to the Board and the Trust's auditors, and to governmental regulators and self-regulatory organizations.

         Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the Trust and the Adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Trust files with, or submits to, the SEC and in other public communications made by the Trust.

         It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

         Each Covered Officer should, consistent with his or her responsibilities, exercise appropriate supervision over and assist relevant Trust service providers in developing financial information and other disclosure that complies with relevant law and presents information in a clear, comprehensible and complete manner.

         Each Covered Officer is responsible for the accuracy of the records and reports that he or she is responsible for maintaining. The books and records of the Trust shall meet the highest standards and accurately reflect the true nature of the transactions they record. The Covered Officers must not create false or misleading documents or accounting, financial or electronic records for any purpose, and must not direct any other person to do so. If a Covered Officer becomes aware that information filed with the SEC or made available to the public contains any false or misleading information or omits to disclose necessary information, he shall promptly report it to Chief Legal Officer for a determination as to what, if any, corrective action is necessary or appropriate.

         No undisclosed or unrecorded account or fund shall be established for any purpose. No false or misleading entries shall be made in a Trust's books or records for any reason. No disbursement of a Trust's assets shall be made without adequate supporting documentation or for any purpose other than as described in the Trust's documents or contracts.

         A Trust will maintain and preserve for a period of not less than six
(6) years from the date such action is taken, the first two (2) years in an easily accessible place, a copy of the information or materials supplied to the
Board: (i) that provided the basis for any amendment or waiver to this Code, and
(ii) relating to any violation of the Code and sanctions imposed for such violation, together with a written record of the approval or action taken by the Board.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

    o upon adoption of the Code (or thereafter upon becoming a Covered Officer), affirm in writing (in the form attached to this Code) to the Board that he or she has received, read, and understands the Code;

    o annually thereafter affirm in writing (in the form attached to this Code) to the Board that he or she has complied with the requirements of the Code; and

    o notify the Chief Legal Officer of the Trust promptly if he or she knows of any violation of this Code. Failure to do so is itself a violation of this Code.

         The Chief Legal Officer is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. While the Chief Legal Officer in authorized to interpret this Code, an approval of a situation that is expressly prohibited by this Code is deemed to be a "waiver" and can be approved only by the Board.

         The Trust will follow these procedures in investigating and enforcing this Code:

    o the Chief Legal Officer will take all appropriate action to investigate any potential violations reported to him or her;

    o if, after such investigation, the Chief Legal Officer believes that no violation has occurred, the Chief Legal Officer is not required to take any further action;

    o any matter that the Chief Legal Officer believes is a violation will be reported to the Board;

    o if the Board concurs that a violation has occurred, it will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Adviser; or a recommendation to dismiss the Covered Officer;

    o the Board will be responsible for granting waivers, as appropriate (a "waiver" is the approval of a situation that is expressly prohibited by this Code); and

    o any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Trusts for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Trusts or the Adviser govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The codes of ethics adopted by the Trusts and the Adviser under Rule 17j-1 under the Investment Company Act are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent Trustees.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except upon request of the SEC or another regulatory agency, or as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than Board and its counsel.

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by each Trust and does not constitute an admission, by or on behalf of any Trust, as to any fact, circumstance, or legal conclusion.



Adopted: August 5, 2003

                                    EXHIBIT A


                           PERSONS COVERED BY THE CODE



Karla Rabusch, President of each Trust

Stephen Leonhardt, Treasurer of each Trust







Exhibit A amended:  May 9, 2007

                                    EXHIBIT B

                            COMPLIANCE CERTIFICATIONS





                              INITIAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES; (IV) UNDERSTAND THE PENALTIES
                                 FOR NON-COMPLIANCE;
                         (V)     WILLFULLY COMPLY WITH THE CODE AND ANY RELATED
                                 PROCEDURES; (VI) ACKNOWLEDGE MY RESPONSIBILITY
                                 TO REPORT ANY VIOLATION OF THE CODE TO LEGAL
                                 COUNSEL;
                         (VII)   UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (VIII)  HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE.


Signature:
                        --------------------------------------------------------
(Please print)
Name:
                        --------------------------------------------------------
Date Submitted:
                        --------------------------------------------------------
Date Due:
                        --------------------------------------------------------

                              ANNUAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES; (IV) UNDERSTAND THE PENALTIES
                                 FOR NON-COMPLIANCE; (V) HAVE FULLY COMPLIED
                                 WITH THE CODE AND ANY RELATED PROCEDURES;
                         (VI)    HAVE FULLY DISCLOSED ANY EXCEPTIONS TO MY
                                 COMPLIANCE WITH THE CODE;
                         (VII)   WILLFULLY COMPLY WITH THE CODE OF ETHICS;
                         (VIII)  ACKNOWLEDGE MY RESPONSIBILITY TO REPORT ANY
                                 VIOLATION OF THE CODE TO LEGAL COUNSEL;
                         (IX)    UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (X)     HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE



EXCEPTION(S):


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



Signature:
                        --------------------------------------------------------
(Please print)
Name:
                        --------------------------------------------------------
Date Submitted:
                        --------------------------------------------------------
Date Due:
                        --------------------------------------------------------